UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR Bloomberg Emerging Markets Local Bond ETF

EBND

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$15	0.30%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,919,132,701
# of Portfolio Holdings	543
Portfolio Turnover Rate	14%

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.0%
1 to 2 Years	10.1%
2 to 3 Years	12.6%
3 to 5 Years	17.6%
5 to 10 Years	28.5%
10 to 20 Years	16.8%
20 to 30 Years	8.9%
Greater than 30 Years	1.6%

Top Ten Countries

Country	% Value of Total Net Assets
South Korea	12.6%
China	11.4%
Indonesia	6.9%
Malaysia	6.7%
Mexico	5.9%
Thailand	4.4%
South Africa	4.6%
Philippines	4.5%
Poland	4.5%
Czech Republic	4.4%

TSR SAR EBND

SPDR Bloomberg International Corporate Bond ETF

IBND

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$25	0.50%

Key Fund Statistics

Statistic	Value
Total Net Assets	$155,071,086
# of Portfolio Holdings	770
Portfolio Turnover Rate	7%

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.7%
2 to 3 Years	15.6%
3 to 5 Years	24.5%
5 to 10 Years	37.4%
10 to 20 Years	8.1%
20 to 30 Years	0.6%
Greater than 30 Years	0.3%

Top Ten Countries

Country	% Value of Total Net Assets
United States	24.3%
France	20.7%
Germany	10.8%
United Kingdom	9.2%
Spain	6.6%
Netherlands	6.4%
Italy	5.4%
Switzerland	3.9%
Japan	2.2%
Belgium	1.9%

TSR SAR IBND

SPDR Bloomberg International Treasury Bond ETF

BWX

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$17	0.35%

Key Fund Statistics

Statistic	Value
Total Net Assets	$865,971,696
# of Portfolio Holdings	1,213
Portfolio Turnover Rate	8%

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	10.5%
2 to 3 Years	9.5%
3 to 5 Years	18.8%
5 to 10 Years	29.8%
10 to 20 Years	17.2%
20 to 30 Years	10.8%
Greater than 30 Years	2.4%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	23.0%
France	5.1%
United Kingdom	4.9%
South Korea	4.6%
Canada	4.6%
China	4.6%
Italy	4.5%
Germany	4.5%
Spain	4.5%
Australia	4.4%

TSR SAR BWX

SPDR Bloomberg Short Term International Treasury Bond ETF

BWZ

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$17	0.35%

Key Fund Statistics

Statistic	Value
Total Net Assets	$149,272,580
# of Portfolio Holdings	240
Portfolio Turnover Rate	26%

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	54.3%
2 to 3 Years	44.7%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.9%
Italy	5.0%
France	5.0%
South Korea	4.6%
Germany	4.6%
Australia	4.6%
Canada	4.6%
Spain	4.6%
China	4.5%
United Kingdom	4.5%

TSR SAR BWZ

SPDR FTSE International Government Inflation-Protected Bond ETF

WIP

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$24	0.50%

Key Fund Statistics

Statistic	Value
Total Net Assets	$376,235,795
# of Portfolio Holdings	164
Portfolio Turnover Rate	7%

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.1%
1 to 2 Years	8.4%
2 to 3 Years	5.6%
3 to 5 Years	17.5%
5 to 10 Years	26.1%
10 to 20 Years	22.5%
20 to 30 Years	13.8%
Greater than 30 Years	4.1%

Top Ten Countries

Country	% Value of Total Net Assets
United Kingdom	19.2%
France	7.7%
Brazil	7.1%
Italy	5.2%
Australia	4.7%
South Africa	4.7%
Mexico	4.7%
Spain	4.6%
Japan	4.6%
Chile	4.6%

TSR SAR WIP

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
BRAZIL — 4.4%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$180,995
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2025	BRL	62,000,000	10,329,620
Zero Coupon, 7/1/2025	BRL	29,500,000	4,782,894
Zero Coupon, 10/1/2025	BRL	5,000,000	785,979
Series LTN, Zero Coupon, 1/1/2026	BRL	43,000,000	6,555,149
Zero Coupon, 4/1/2026	BRL	21,000,000	3,116,852
Series LTN, Zero Coupon, 7/1/2026	BRL	132,000,000	19,050,805
Series LTN, Zero Coupon, 7/1/2027	BRL	55,000,000	7,055,045
Zero Coupon, 1/1/2028	BRL	26,800,000	3,227,454
Zero Coupon, 1/1/2030	BRL	5,010,000	474,263
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2027	BRL	39,875,000	6,891,996
Series NTNF, 10.00%, 1/1/2029	BRL	70,890,000	11,839,037
Series NTNF, 10.00%, 1/1/2031	BRL	26,000,000	4,210,205
Series NTNF, 10.00%, 1/1/2033	BRL	34,300,000	5,455,815
10.00%, 1/1/2035	BRL	3,000,000	471,548
			84,427,657
CHILE — 3.5%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	1,600,000,000	1,440,551
Zero Coupon, 4/1/2029	CLP	5,000,000,000	4,043,237
2.30%, 10/1/2028 (a)	CLP	335,000,000	308,052
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	808,112
4.50%, 3/1/2026	CLP	3,115,000,000	3,289,754
4.70%, 9/1/2030 (a)	CLP	8,860,000,000	8,755,460
5.00%, 10/1/2028 (a)	CLP	6,050,000,000	6,199,820
5.00%, 3/1/2035	CLP	7,575,000,000	7,307,748
5.10%, 7/15/2050	CLP	4,970,000,000	4,558,129
5.30%, 11/1/2037 (a)	CLP	7,220,000,000	7,042,966
5.80%, 10/1/2034 (a)	CLP	3,250,000,000	3,337,339
6.00%, 4/1/2033 (a)	CLP	4,650,000,000	4,879,292
Security Description		Principal Amount	Value
Series 30YR, 6.00%, 1/1/2043	CLP	9,095,000,000	$9,535,911
7.00%, 5/1/2034 (a)	CLP	4,500,000,000	5,056,335
			66,562,706
CHINA — 11.8%
China Development Bank:
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	281,595
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,021,484
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	453,845
China Government Bonds:
1.85%, 5/15/2027	CNY	10,000,000	1,376,571
1.99%, 3/15/2026	CNY	15,000,000	2,075,235
2.04%, 2/25/2027	CNY	13,000,000	1,799,161
2.05%, 4/15/2029	CNY	5,000,000	689,586
2.12%, 6/25/2031	CNY	10,000,000	1,373,800
2.18%, 8/25/2025	CNY	25,000,000	3,462,610
2.18%, 8/15/2026	CNY	34,000,000	4,719,412
2.22%, 9/25/2025	CNY	15,000,000	2,079,634
2.27%, 5/25/2034	CNY	10,000,000	1,382,351
2.28%, 11/25/2025	CNY	23,000,000	3,193,762
2.28%, 3/25/2031	CNY	10,000,000	1,388,387
2.30%, 5/15/2026	CNY	20,000,000	2,783,108
2.33%, 12/15/2025	CNY	20,000,000	2,780,459
2.35%, 2/25/2034	CNY	20,000,000	2,771,891
2.37%, 1/20/2027	CNY	18,500,000	2,580,112
2.37%, 1/15/2029	CNY	10,000,000	1,399,473
2.39%, 11/15/2026	CNY	20,000,000	2,790,908
2.40%, 7/15/2028	CNY	15,000,000	2,097,643
2.44%, 10/15/2027	CNY	15,000,000	2,098,364
2.46%, 2/15/2026	CNY	3,000,000	417,846
2.48%, 4/15/2027	CNY	20,000,000	2,801,715
2.48%, 9/25/2028	CNY	15,000,000	2,106,516
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,662,792
2.52%, 8/25/2033	CNY	18,000,000	2,526,886
2.54%, 12/25/2030	CNY	20,000,000	2,821,298
2.55%, 10/15/2028	CNY	15,000,000	2,112,360
2.60%, 9/15/2030	CNY	5,000,000	707,244
2.60%, 9/1/2032	CNY	20,000,000	2,826,255
2.62%, 4/15/2028	CNY	21,000,000	2,959,844
2.62%, 9/25/2029	CNY	20,000,000	2,831,603
2.62%, 6/25/2030	CNY	25,000,000	3,537,529
2.64%, 1/15/2028	CNY	21,000,000	2,958,138
2.67%, 5/25/2033	CNY	20,000,000	2,844,474
2.67%, 11/25/2033	CNY	20,000,000	2,843,654
2.68%, 5/21/2030	CNY	31,000,000	4,400,903
2.69%, 8/12/2026	CNY	29,920,000	4,200,365
2.69%, 8/15/2032	CNY	30,000,000	4,267,125
2.75%, 6/15/2029	CNY	24,000,000	3,419,466
2.75%, 2/17/2032	CNY	23,000,000	3,288,194

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.76%, 5/15/2032	CNY	15,000,000	$2,144,606
2.79%, 12/15/2029	CNY	20,000,000	2,855,231
2.80%, 3/24/2029	CNY	20,000,000	2,851,560
2.80%, 3/25/2030	CNY	23,000,000	3,286,007
2.80%, 11/15/2032	CNY	15,000,000	2,151,365
2.85%, 6/4/2027	CNY	10,000,000	1,416,201
2.88%, 2/25/2033	CNY	23,000,000	3,324,250
2.89%, 11/18/2031	CNY	20,500,000	2,959,483
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,407,446
2.91%, 10/14/2028	CNY	30,000,000	4,284,812
3.00%, 10/15/2053	CNY	5,000,000	766,415
3.01%, 5/13/2028	CNY	28,000,000	4,012,724
3.02%, 10/22/2025	CNY	34,000,000	4,766,442
3.02%, 5/27/2031	CNY	30,000,000	4,365,038
3.03%, 3/11/2026	CNY	37,000,000	5,211,863
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	3,927,261
3.12%, 10/25/2052	CNY	15,000,000	2,317,870
Series 1915, 3.13%, 11/21/2029	CNY	20,000,000	2,910,959
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,097,424
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,229,673
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,455,660
3.27%, 11/19/2030	CNY	30,000,000	4,432,743
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,566,848
3.27%, 3/25/2073	CNY	5,000,000	832,055
3.28%, 12/3/2027	CNY	25,400,000	3,672,832
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,603,694
3.32%, 4/15/2052	CNY	10,000,000	1,597,827
3.39%, 3/16/2050	CNY	19,000,000	3,046,538
3.40%, 7/15/2072	CNY	10,000,000	1,718,577
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,152,250
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	724,717
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,782,469
3.53%, 10/18/2051	CNY	10,000,000	1,652,110
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,473,621
3.72%, 4/12/2051	CNY	14,000,000	2,378,114
3.73%, 5/25/2070	CNY	25,000,000	4,569,188
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	1,237,357
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	502,642
3.76%, 3/22/2071	CNY	21,000,000	3,863,573
Series 1705, 3.77%, 2/20/2047	CNY	8,000,000	1,346,962
3.81%, 9/14/2050	CNY	24,000,000	4,121,034
Security Description		Principal Amount	Value
Series 1910, 3.86%, 7/22/2049	CNY	15,000,000	$2,593,509
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,334,565
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,746,923
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,727,945
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,760,380
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	849,509
Series 1824, 4.08%, 10/22/2048	CNY	15,300,000	2,721,448
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	163,311
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,447,447
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	591,377
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,991,514
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,174,641
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	379,451
			226,633,059
COLOMBIA — 3.9%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	1,605,012
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	15,750,000,000	3,361,564
Series B, 6.00%, 4/28/2028	COP	34,041,000,000	7,185,484
Series B, 6.25%, 7/9/2036	COP	11,800,000,000	1,959,205
Series B, 7.00%, 3/26/2031	COP	47,350,000,000	9,565,068
Series B, 7.00%, 6/30/2032	COP	34,364,000,000	6,710,747
Series B, 7.25%, 10/18/2034	COP	26,825,000,000	5,066,891
Series B, 7.25%, 10/26/2050	COP	28,600,000,000	4,470,067
Series B, 7.50%, 8/26/2026	COP	41,014,000,000	9,527,411
Series B, 7.75%, 9/18/2030	COP	17,800,000,000	3,805,566
Series B, 9.25%, 5/28/2042	COP	58,800,000,000	11,793,837
Series B, 13.25%, 2/9/2033	COP	35,800,000,000	9,810,526
			74,861,378

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
CZECH REPUBLIC — 4.4%
Czech Republic Government Bonds:
Series 135, Zero Coupon, 12/12/2024	CZK	25,000,000	$1,046,962
Series 130, 0.05%, 11/29/2029	CZK	71,750,000	2,484,667
Series 100, 0.25%, 2/10/2027	CZK	116,930,000	4,535,996
Series 94, 0.95%, 5/15/2030	CZK	199,280,000	7,163,618
Series 95, 1.00%, 6/26/2026	CZK	117,530,000	4,735,842
Series 121, 1.20%, 3/13/2031	CZK	189,790,000	6,774,560
Series 120, 1.25%, 2/14/2025	CZK	102,390,000	4,297,770
Series 125, 1.50%, 4/24/2040	CZK	72,660,000	2,119,748
Series 138, 1.75%, 6/23/2032	CZK	99,140,000	3,572,108
Series 142, 1.95%, 7/30/2037	CZK	45,600,000	1,504,760
Series 103, 2.00%, 10/13/2033	CZK	169,350,000	6,064,157
Series 89, 2.40%, 9/17/2025	CZK	91,200,000	3,821,648
Series 78, 2.50%, 8/25/2028	CZK	204,700,000	8,245,340
Series 105, 2.75%, 7/23/2029	CZK	154,350,000	6,223,101
Series 145, 3.50%, 5/30/2035	CZK	48,000,000	1,925,076
Series 49, 4.20%, 12/4/2036	CZK	92,180,000	3,942,801
Series 154, 4.50%, 11/11/2032	CZK	105,000,000	4,602,804
Series 53, 4.85%, 11/26/2057	CZK	22,300,000	1,007,226
Series 11Y, 4.90%, 4/14/2034	CZK	72,000,000	3,250,488
Series 150, 5.00%, 9/30/2030	CZK	84,770,000	3,810,674
Series 149, 5.50%, 12/12/2028	CZK	51,000,000	2,310,362
Series 153, 5.75%, 3/29/2029	CZK	27,900,000	1,281,054
Series 152, 6.20%, 6/16/2031	CZK	11,500,000	554,860
			85,275,622
HUNGARY — 3.6%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,359,380,000	3,377,619
Security Description		Principal Amount	Value
Series 26/F, 1.50%, 8/26/2026	HUF	1,851,000,000	$4,523,704
Series 29/A, 2.00%, 5/23/2029 (b)	HUF	1,593,020,000	3,498,069
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	1,523,070,000	2,918,674
Series 34/A, 2.25%, 6/22/2034 (b)	HUF	815,900,000	1,499,058
Series 24/C, 2.50%, 10/24/2024	HUF	1,726,200,000	4,628,929
Series 26/D, 2.75%, 12/22/2026	HUF	2,403,600,000	5,961,230
Series 27/A, 3.00%, 10/27/2027	HUF	1,328,170,000	3,219,922
Series 30/A, 3.00%, 8/21/2030	HUF	2,877,500,000	6,380,651
Series 38/A, 3.00%, 10/27/2038 (b)	HUF	2,378,160,000	4,244,287
Series 41/A, 3.00%, 4/25/2041 (b)	HUF	671,300,000	1,134,160
Series 31/A, 3.25%, 10/22/2031	HUF	2,009,870,000	4,380,482
Series 28/B, 4.50%, 3/23/2028 (b)	HUF	1,014,720,000	2,560,580
4.50%, 5/27/2032	HUF	940,000,000	2,196,120
Series 32/A, 4.75%, 11/24/2032	HUF	2,287,700,000	5,404,909
Series 28/A, 6.75%, 10/22/2028	HUF	3,176,590,000	8,632,677
Series 35/A, 7.00%, 10/24/2035 (b)	HUF	720,000,000	1,975,174
Series 26/H, 9.50%, 10/21/2026	HUF	1,230,000,000	3,533,358
			70,069,603
INDONESIA — 7.0%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	60,000,000,000	3,516,465
Series FR86, 5.50%, 4/15/2026	IDR	80,900,000,000	4,843,167
Series FR64, 6.13%, 5/15/2028	IDR	73,750,000,000	4,401,470
Series FR88, 6.25%, 6/15/2036	IDR	30,000,000,000	1,705,183
Series FR95, 6.38%, 8/15/2028	IDR	50,000,000,000	3,001,670
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	5,283,237
Series FR93, 6.38%, 7/15/2037	IDR	15,000,000,000	859,321
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	96,107
Series FR87, 6.50%, 2/15/2031	IDR	96,700,000,000	5,714,569
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	3,541,447

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 100, 6.63%, 2/15/2034	IDR	20,000,000,000	$1,182,485
Series 101, 6.88%, 4/15/2029	IDR	25,000,000,000	1,521,191
Series FR89, 6.88%, 8/15/2051	IDR	30,000,000,000	1,764,733
6.88%, 7/15/2054	IDR	20,000,000,000	1,172,946
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,187,672
Series FR82, 7.00%, 9/15/2030	IDR	108,600,000,000	6,624,964
Series FR96, 7.00%, 2/15/2033	IDR	70,000,000,000	4,247,023
Series FR98, 7.13%, 6/15/2038	IDR	38,000,000,000	2,319,056
Series FR92, 7.13%, 6/15/2042	IDR	70,000,000,000	4,259,134
Series FR97, 7.13%, 6/15/2043	IDR	45,000,000,000	2,744,931
Series FR84, 7.25%, 2/15/2026	IDR	18,000,000,000	1,106,272
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,597,751
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	1,951,591
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,447,301
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	2,949,314
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	4,956,428
Series FR78, 8.25%, 5/15/2029	IDR	72,150,000,000	4,625,501
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	242,658
Series FR72, 8.25%, 5/15/2036	IDR	47,090,000,000	3,135,660
Series FR56, 8.38%, 9/15/2026	IDR	64,300,000,000	4,068,806
Series FR68, 8.38%, 3/15/2034	IDR	92,700,000,000	6,174,135
Series FR79, 8.38%, 4/15/2039	IDR	40,000,000,000	2,720,854
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,602,435
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	1,218,315
Series FR71, 9.00%, 3/15/2029	IDR	55,000,000,000	3,627,643
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	75,162
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	93,072
Series FR40, 11.00%, 9/15/2025	IDR	24,000,000,000	1,534,976
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	47,000,000,000	$2,775,428
Series PBS, 5.38%, 8/15/2025	IDR	15,000,000,000	903,793
Series PBS, 5.88%, 7/15/2028	IDR	5,571,000,000	331,091
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,503,695
6.10%, 2/15/2037	IDR	2,000,000,000	115,269
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,002,768
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,209,765
Series PBS, 6.50%, 6/15/2039	IDR	10,000,000,000	593,880
6.63%, 9/15/2029	IDR	10,000,000,000	610,333
6.63%, 7/15/2041	IDR	2,000,000,000	119,337
Series PBS, 6.75%, 6/15/2047	IDR	56,875,000,000	3,300,177
6.88%, 12/15/2049	IDR	1,000,000,000	58,329
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,496,382
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,433,833
			134,568,725
ISRAEL — 4.1%
Israel Government Bonds - Fixed:
Series 0226, 0.50%, 2/27/2026	ILS	31,000,000	7,726,445
Series 0330, 1.00%, 3/31/2030	ILS	40,850,000	8,853,933
Series 0432, 1.30%, 4/30/2032	ILS	36,000,000	7,390,263
Series 0537, 1.50%, 5/31/2037	ILS	31,600,000	5,224,999
Series 0825, 1.75%, 8/31/2025	ILS	29,135,000	7,515,572
Series 0327, 2.00%, 3/31/2027	ILS	28,250,000	7,033,629
Series 0928, 2.25%, 9/28/2028	ILS	31,676,000	7,671,374
Series 1152, 2.80%, 11/29/2052	ILS	17,500,000	2,853,244
3.75%, 9/30/2027	ILS	8,500,000	2,193,564
Series 0229, 3.75%, 2/28/2029	ILS	24,630,000	6,304,115
Series 0347, 3.75%, 3/31/2047	ILS	27,712,000	5,731,572
Series 0335, 4.00%, 3/30/2035	ILS	9,500,000	2,315,604
Series 0142, 5.50%, 1/31/2042	ILS	22,310,000	6,067,263

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 1026, 6.25%, 10/30/2026	ILS	10,025,000	$2,767,905
			79,649,482
MALAYSIA — 6.6%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	13,720,000	2,704,127
Series 0307, 3.50%, 5/31/2027	MYR	9,970,000	2,110,871
Series 0223, 3.52%, 4/20/2028	MYR	20,480,000	4,326,688
Series 0122, 3.58%, 7/15/2032	MYR	10,080,000	2,096,182
Series 0513, 3.73%, 6/15/2028	MYR	5,390,000	1,147,016
Series 0519, 3.76%, 5/22/2040	MYR	7,650,000	1,563,260
Series 0419, 3.83%, 7/5/2034	MYR	6,110,000	1,290,082
Series 0413, 3.84%, 4/15/2033	MYR	7,860,000	1,661,956
Series 0212, 3.89%, 3/15/2027	MYR	600,000	128,372
Series 0219, 3.89%, 8/15/2029	MYR	10,305,000	2,206,111
Series 0316, 3.90%, 11/30/2026	MYR	8,605,000	1,843,538
Series 0417, 3.90%, 11/16/2027	MYR	5,770,000	1,236,094
Series 0119, 3.91%, 7/15/2026	MYR	24,540,000	5,249,387
Series 0115, 3.96%, 9/15/2025	MYR	8,912,000	1,903,561
Series 0120, 4.07%, 6/15/2050	MYR	10,440,000	2,156,744
Series 0412, 4.13%, 4/15/2032	MYR	800,000	172,674
Series 0415, 4.25%, 5/31/2035	MYR	7,255,000	1,577,457
Series 0123, 4.46%, 3/31/2053	MYR	9,980,000	2,193,061
Series 0322, 4.50%, 4/30/2029	MYR	7,300,000	1,604,307
Series 0310, 4.50%, 4/15/2030	MYR	26,000,000	5,720,162
Series 0318, 4.64%, 11/7/2033	MYR	25,910,000	5,813,232
Series 0222, 4.70%, 10/15/2042	MYR	14,440,000	3,287,670
Series 0216, 4.74%, 3/15/2046	MYR	9,075,000	2,071,694
Series 0317, 4.76%, 4/7/2037	MYR	13,212,000	3,011,623
4.84%, 7/15/2025	MYR	170,000	36,599
Series 0418, 4.89%, 6/8/2038	MYR	22,870,000	5,302,345
Security Description		Principal Amount	Value
Series 0518, 4.92%, 7/6/2048	MYR	9,860,000	$2,312,262
Series 0713, 4.94%, 9/30/2043	MYR	5,000,000	1,168,824
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	9,180,000	1,938,258
Series 0121, 3.45%, 7/15/2036	MYR	12,170,000	2,450,033
Series 0220, 3.47%, 10/15/2030	MYR	8,703,000	1,813,655
Series 123, 3.60%, 7/31/2028	MYR	22,660,000	4,797,596
Series 0319, 3.73%, 3/31/2026	MYR	10,800,000	2,300,795
Series 0415, 3.99%, 10/15/2025	MYR	11,420,000	2,441,358
Series 0316, 4.07%, 9/30/2026	MYR	27,281,000	5,858,081
Series 0619, 4.12%, 11/30/2034	MYR	5,000,000	1,081,301
Series 0118, 4.13%, 8/15/2025	MYR	5,000,000	1,069,320
Series 0119, 4.13%, 7/9/2029	MYR	8,500,000	1,840,180
Series 0122, 4.19%, 10/7/2032	MYR	11,000,000	2,386,115
Series 0315, 4.25%, 9/30/2030	MYR	17,000,000	3,699,615
Series 0117, 4.26%, 7/26/2027	MYR	11,480,000	2,483,279
4.28%, 3/23/2054	MYR	1,000,000	213,317
Series 0223, 4.29%, 8/14/2043	MYR	16,580,000	3,584,957
Series 0218, 4.37%, 10/31/2028	MYR	14,500,000	3,162,095
Series 0221, 4.42%, 9/30/2041	MYR	9,280,000	2,048,215
Series 0219, 4.47%, 9/15/2039	MYR	8,800,000	1,961,463
Series 0513, 4.58%, 8/30/2033	MYR	18,400,000	4,112,551
Series 0519, 4.64%, 11/15/2049	MYR	10,000,000	2,252,433
Series 0322, 4.66%, 3/31/2038	MYR	10,940,000	2,481,114
Series 0617, 4.72%, 6/15/2033	MYR	5,200,000	1,172,864
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	752,962
Series 0615, 4.79%, 10/31/2035	MYR	810,000	185,007
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	408,035

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 0222, 5.36%, 5/15/2052	MYR	16,000,000	$3,991,945
			126,382,443
MEXICO — 6.0%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	155,909,300	7,571,946
Series M, 5.75%, 3/5/2026	MXN	189,057,200	9,555,270
Series M, 7.00%, 9/3/2026	MXN	127,500,000	6,479,138
Series M 20, 7.50%, 6/3/2027	MXN	240,650,700	12,237,908
Series M, 7.50%, 5/26/2033	MXN	138,560,000	6,519,227
Series M, 7.75%, 5/29/2031	MXN	232,716,800	11,341,532
Series M, 7.75%, 11/23/2034	MXN	73,508,100	3,459,309
Series M, 7.75%, 11/13/2042	MXN	274,089,600	12,075,202
Series MS, 8.00%, 5/24/2035	MXN	40,000,000	1,904,963
Series M, 8.00%, 11/7/2047	MXN	139,950,800	6,247,444
Series M, 8.00%, 7/31/2053	MXN	150,000,000	6,621,558
Series M, 8.50%, 3/1/2029	MXN	82,750,000	4,258,499
Series M 20, 8.50%, 5/31/2029	MXN	71,446,300	3,676,385
Series M 30, 8.50%, 11/18/2038	MXN	145,030,000	7,027,001
Series M 30, 10.00%, 11/20/2036	MXN	34,180,000	1,881,391
Mexico Cetes:
Series BI, Zero Coupon, 1/23/2025	MXN	19,000,000	976,764
Series BI, Zero Coupon, 7/10/2025	MXN	75,500,000	3,694,445
Series BI, Zero Coupon, 9/4/2025	MXN	40,000,000	1,923,948
Series BI, Zero Coupon, 10/30/2025	MXN	30,000,000	1,418,187
Series BI, Zero Coupon, 12/24/2025	MXN	40,000,000	1,858,815
Zero Coupon, 2/19/2026	MXN	60,000,000	2,738,832
Zero Coupon, 4/16/2026	MXN	35,000,000	1,569,659
			115,037,423
Security Description		Principal Amount	Value
PERU — 3.5%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	8,400,000	$1,766,478
5.40%, 8/12/2034	PEN	17,000,000	3,899,637
5.94%, 2/12/2029	PEN	20,025,000	5,256,293
6.15%, 8/12/2032	PEN	38,357,000	9,641,463
6.35%, 8/12/2028	PEN	36,200,000	9,709,691
6.71%, 2/12/2055	PEN	3,500,000	829,901
6.85%, 2/12/2042	PEN	12,700,000	3,112,300
6.90%, 8/12/2037	PEN	54,775,000	13,669,149
6.95%, 8/12/2031	PEN	37,720,000	10,089,203
7.30%, 8/12/2033 (a)	PEN	29,400,000	7,868,603
7.60%, 8/12/2039 (a) (c)	PEN	4,000,000	1,052,387
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	112,629
			67,007,734
PHILIPPINES — 4.5%
Philippines Government Bonds:
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,146,245
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,386,000
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	354,061
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,356,767
Series 7-64, 3.63%, 4/22/2028	PHP	120,000,000	1,856,997
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	589,872
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,101,208
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,310,631
Series 3-27, 4.25%, 4/7/2025	PHP	185,000,000	3,110,357
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,123,488
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,532,652
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	5,814,347
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	286,792
Series 3-01, 5.25%, 2/4/2026	PHP	30,000,000	503,810
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	731,718
Series 7-69, 6.00%, 4/27/2030	PHP	50,000,000	830,228
6.13%, 1/18/2031	PHP	80,000,000	1,335,703

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	$1,088,786
6.25%, 2/14/2026	PHP	105,000,000	1,790,161
6.25%, 9/7/2026	PHP	25,000,000	426,420
Series 1063, 6.25%, 3/22/2028	PHP	127,700,000	2,166,239
6.25%, 1/25/2034	PHP	100,000,000	1,660,727
6.25%, 2/28/2044	PHP	90,000,000	1,466,981
Series 0770, 6.38%, 7/27/2030	PHP	150,000,000	2,538,013
6.50%, 5/19/2029	PHP	77,000,000	1,313,170
Series 2022, 6.50%, 2/22/2038	PHP	40,000,000	671,603
Series 1071, 6.63%, 8/17/2033	PHP	180,000,000	3,066,730
Series 1069, 6.75%, 9/15/2032	PHP	380,000,000	6,542,916
Series 2023, 6.75%, 1/24/2039	PHP	117,700,000	2,011,273
Series 1064, 6.88%, 1/10/2029	PHP	293,000,000	5,086,277
Series 7-68, 7.00%, 10/13/2029	PHP	100,000,000	1,745,008
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,057,066
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,022,690
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	3,777,639
8.13%, 11/24/2042	PHP	95,000,000	1,842,101
Series 25-6, 9.25%, 11/5/2034	PHP	100,000,000	2,022,683
			86,667,359
POLAND — 4.5%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	33,173,000	7,383,789
Series 1030, 1.25%, 10/25/2030	PLN	5,830,000	1,126,799
Series 0432, 1.75%, 4/25/2032	PLN	58,700,000	11,102,821
Series 0726, 2.50%, 7/25/2026	PLN	41,618,000	9,833,932
Series 0727, 2.50%, 7/25/2027	PLN	21,440,000	4,921,325
Series 0428, 2.75%, 4/25/2028	PLN	46,270,000	10,496,035
Series 1029, 2.75%, 10/25/2029	PLN	16,200,000	3,535,126
Series 0725, 3.25%, 7/25/2025	PLN	17,000,000	4,155,095
Series 0527, 3.75%, 5/25/2027	PLN	40,065,000	9,562,181
Series 0447, 4.00%, 4/25/2047	PLN	400,000	79,402
Security Description		Principal Amount	Value
4.75%, 7/25/2029	PLN	3,000,000	$722,653
Series 0429, 5.75%, 4/25/2029	PLN	29,550,000	7,432,974
Series 1033, 6.00%, 10/25/2033 (b)	PLN	32,110,000	8,182,756
Series 728, 7.50%, 7/25/2028	PLN	26,040,000	6,959,136
			85,494,024
ROMANIA — 4.0%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	21,100,000	4,036,147
Series 5Y, 3.25%, 6/24/2026	RON	26,450,000	5,398,842
Series 4Y, 3.50%, 11/25/2025	RON	13,600,000	2,832,396
Series 5Y, 3.65%, 7/28/2025	RON	16,100,000	3,385,264
Series 15Y, 3.65%, 9/24/2031 (b)	RON	10,650,000	1,882,480
Series 8Y, 4.15%, 1/26/2028	RON	15,750,000	3,160,853
Series 10YR, 4.15%, 10/24/2030	RON	20,930,000	3,918,787
Series 5Y, 4.25%, 4/28/2036	RON	18,600,000	3,148,783
Series 10Y, 4.75%, 2/24/2025	RON	3,025,000	645,978
Series 15Y, 4.75%, 10/11/2034	RON	29,310,000	5,338,156
Series 7Y, 4.85%, 4/22/2026	RON	15,725,000	3,314,745
Series 8Y, 4.85%, 7/25/2029	RON	14,500,000	2,890,780
Series 10Y, 5.00%, 2/12/2029	RON	20,585,000	4,156,774
Series 15YR, 5.80%, 7/26/2027	RON	17,810,000	3,785,292
6.30%, 4/26/2028	RON	4,000,000	854,565
6.30%, 4/25/2029	RON	11,000,000	2,340,366
Series 10Y, 6.70%, 2/25/2032	RON	18,900,000	4,031,593
Series 11Y, 7.10%, 7/31/2034	RON	5,000,000	1,084,840
Series 4Y, 7.20%, 10/28/2026	RON	3,000,000	658,721
Series 4Y, 7.20%, 5/31/2027	RON	6,000,000	1,324,375
Series 10Y, 7.20%, 10/30/2033	RON	5,000,000	1,095,577
Series 8Y, 7.35%, 4/28/2031	RON	7,500,000	1,666,017
Series 15Y, 7.90%, 2/24/2038	RON	12,200,000	2,836,237
Series 7Y, 8.00%, 4/29/2030	RON	17,085,000	3,893,165

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 8.25%, 9/29/2032	RON	14,925,000	$3,480,508
8.75%, 10/30/2028	RON	21,700,000	5,051,172
			76,212,413
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	13,241,000	482,651
Series R213, 7.00%, 2/28/2031	ZAR	104,667,000	4,803,447
Series 2030, 8.00%, 1/31/2030	ZAR	246,125,000	12,350,057
Series 2032, 8.25%, 3/31/2032	ZAR	189,877,000	9,062,311
Series 2037, 8.50%, 1/31/2037	ZAR	241,727,000	10,395,850
Series 2044, 8.75%, 1/31/2044	ZAR	245,256,000	10,022,455
Series 2048, 8.75%, 2/28/2048	ZAR	186,885,000	7,574,676
Series 2035, 8.88%, 2/28/2035	ZAR	230,325,000	10,623,205
Series 2040, 9.00%, 1/31/2040	ZAR	207,340,000	8,944,234
Series R186, 10.50%, 12/21/2026	ZAR	190,980,000	10,851,136
Series 2053, 11.63%, 3/31/2053	ZAR	30,000,000	1,589,869
			86,699,891
SOUTH KOREA — 12.4%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,664,935
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	2,944,180
Series 2603, 1.25%, 3/10/2026	KRW	7,300,000,000	5,128,053
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,594,144
Series 3006, 1.38%, 6/10/2030	KRW	10,000,000,000	6,536,124
Series 01500-2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,028,290
Series 3012, 1.50%, 12/10/2030	KRW	9,500,000,000	6,204,534
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,583,544
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,390,162
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	8,483,273
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	3,165,523
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,066,241
Security Description		Principal Amount	Value
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	$2,801,849
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	4,963,096
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	2,966,469
Series 5103, 1.88%, 3/10/2051	KRW	18,500,000,000	10,187,115
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	6,366,855
Series 02000-4603, 2.00%, 3/10/2046	KRW	1,370,000,000	801,065
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	6,213,873
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,424,560
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,459,887
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,308,034
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	4,974,996
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	3,957,627
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,289,200
Series 3112, 2.38%, 12/10/2031	KRW	8,000,000,000	5,473,775
Series 3809, 2.38%, 9/10/2038	KRW	4,409,000,000	2,875,085
Series 5203, 2.50%, 3/10/2052	KRW	11,500,000,000	7,242,970
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,421,099
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	593,047
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,401,465
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,353,168
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,378,345
Series 2606, 3.13%, 6/10/2026	KRW	7,500,000,000	5,435,051
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,622,683
Series 5209, 3.13%, 9/10/2052	KRW	7,000,000,000	4,988,900
3.25%, 3/10/2026	KRW	5,500,000,000	3,994,210
Series 2803, 3.25%, 3/10/2028	KRW	10,000,000,000	7,272,475
3.25%, 3/10/2029	KRW	2,000,000,000	1,454,172
Series 3306, 3.25%, 6/10/2033	KRW	7,000,000,000	5,074,111
Series 4209, 3.25%, 9/10/2042	KRW	5,500,000,000	3,981,020

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 5303, 3.25%, 3/10/2053	KRW	11,000,000,000	$8,027,913
Series 5403, 3.25%, 3/10/2054	KRW	8,000,000,000	5,844,838
Series 3206, 3.38%, 6/10/2032	KRW	8,000,000,000	5,855,300
Series 2809, 3.50%, 9/10/2028	KRW	7,000,000,000	5,139,744
3.50%, 6/10/2034	KRW	2,000,000,000	1,478,636
Series 7209, 3.50%, 9/10/2072	KRW	2,500,000,000	1,940,628
Series 5309, 3.63%, 9/10/2053	KRW	8,000,000,000	6,251,940
Series 2612, 3.88%, 12/10/2026	KRW	6,600,000,000	4,866,343
Series 4309, 3.88%, 9/10/2043	KRW	5,000,000,000	3,940,996
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	300,860
Series 3312, 4.13%, 12/10/2033	KRW	6,000,000,000	4,654,244
Series 2512, 4.25%, 12/10/2025	KRW	7,000,000,000	5,153,887
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	4,670,777
			238,191,311
SUPRANATIONAL — 0.6%
Asian Development Bank Series EMTN, 2.40%, 3/14/2027	CNY	60,000,000	8,229,423
Corp. Andina de Fomento Series EMTN, 8.50%, 3/8/2028	MXN	34,800,000	1,752,954
Inter-American Investment Corp. Series EMTN, 6.60%, 6/15/2025	COP	5,691,600,000	1,318,676
International Bank for Reconstruction & Development Series EMTN, 2.75%, 1/19/2027	CNY	1,000,000	138,602
			11,439,655
THAILAND — 4.6%
Thailand Government Bonds:
Series LB, 1.00%, 6/17/2027	THB	140,000,000	3,663,169
1.59%, 12/17/2035	THB	122,000,000	2,930,046
1.60%, 12/17/2029	THB	178,400,000	4,638,022
1.60%, 6/17/2035	THB	97,700,000	2,366,196
1.88%, 6/17/2049	THB	59,000,000	1,193,491
2.00%, 12/17/2031	THB	175,000,000	4,566,254
2.00%, 6/17/2042	THB	69,000,000	1,580,371
2.13%, 12/17/2026	THB	99,380,000	2,692,441
Security Description		Principal Amount	Value
2.25%, 3/17/2027	THB	119,817,000	$3,252,391
2.35%, 6/17/2026	THB	134,500,000	3,664,265
2.40%, 11/17/2027	THB	30,000,000	817,316
2.40%, 3/17/2029	THB	100,000,000	2,713,179
2.50%, 6/17/2071	THB	59,000,000	1,096,172
2.65%, 6/17/2028	THB	61,000,000	1,673,761
Series THAI, 2.75%, 6/17/2052	THB	20,000,000	475,174
2.80%, 6/17/2034	THB	100,000,000	2,745,357
2.88%, 12/17/2028	THB	97,510,000	2,703,320
2.88%, 6/17/2046	THB	143,955,000	3,620,081
3.30%, 6/17/2038	THB	31,936,000	905,022
3.35%, 6/17/2033	THB	167,000,000	4,782,015
3.39%, 6/17/2037	THB	178,000,000	5,101,541
3.40%, 6/17/2036	THB	51,940,000	1,488,198
3.45%, 6/17/2043	THB	150,000,000	4,191,582
3.58%, 12/17/2027	THB	4,650,000	131,353
3.60%, 6/17/2067	THB	62,200,000	1,620,089
3.65%, 6/20/2031	THB	86,575,000	2,514,887
3.78%, 6/25/2032	THB	121,120,000	3,565,057
3.80%, 6/14/2041	THB	12,750,000	374,577
3.85%, 12/12/2025	THB	123,882,000	3,446,669
4.00%, 6/17/2055	THB	10,000,000	295,667
4.00%, 6/17/2066	THB	158,080,000	4,470,751
4.00%, 6/17/2072	THB	5,000,000	139,937
4.68%, 6/29/2044	THB	78,400,000	2,551,420
4.85%, 6/17/2061	THB	53,195,000	1,753,833
4.88%, 6/22/2029	THB	113,904,000	3,444,875
5.67%, 3/13/2028	THB	10,000,000	303,421
			87,471,900
TURKEY — 3.4%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,881,812
10.28%, 9/15/2027	TRY	237,735,000	4,387,258
10.40%, 10/13/2032	TRY	255,000,000	3,889,151
10.50%, 8/11/2027	TRY	218,130,000	4,243,367
10.60%, 2/11/2026	TRY	89,224,000	1,932,345
11.00%, 2/24/2027	TRY	21,938,000	431,620
12.40%, 3/8/2028	TRY	219,330,000	4,261,693
12.60%, 10/1/2025	TRY	334,000,000	7,666,509
16.90%, 9/2/2026	TRY	110,100,000	2,518,798
17.30%, 7/19/2028	TRY	255,000,000	5,818,171
17.80%, 7/13/2033	TRY	230,000,000	5,068,861
20.20%, 6/9/2027	TRY	136,500,000	3,323,949
21.50%, 4/28/2032	TRY	73,000,000	1,892,720
26.20%, 10/5/2033	TRY	271,316,380	8,110,484
31.08%, 11/8/2028	TRY	280,400,000	8,796,846
37.00%, 2/18/2026	TRY	20,000,000	600,302
			64,823,886
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,034,482,453)			1,867,476,271

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e)	4,136,372	$4,136,372
State Street Navigator Securities Lending Portfolio II (f) (g)	11,529,039	11,529,039
TOTAL SHORT-TERM INVESTMENTS (Cost $15,665,411)		15,665,411
TOTAL INVESTMENTS — 98.1% (Cost $2,050,147,864)		1,883,141,682
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		35,991,019
NET ASSETS — 100.0%		$1,919,132,701
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At June 30, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	CNY1,722,287	CNY12,500,000	07/03/2024	$2,595
JP Morgan Chase Bank, N.A.	USD12,500,000	USD1,717,268	08/08/2024	(34,371)
Standard Chartered Bank	KRW1,814,224	KRW2,500,000,000	07/03/2024	1,770
Standard Chartered Bank	USD2,500,000,000	USD1,818,446	08/08/2024	707
UBS AG	USD2,500,000,000	USD1,802,841	07/03/2024	(13,152)
UBS AG	KRW1,806,358	KRW2,500,000,000	08/08/2024	11,380
Westpac Banking Corp.	USD12,500,000	USD1,718,799	07/03/2024	(6,083)
Westpac Banking Corp.	CNY1,723,082	CNY12,500,000	08/08/2024	28,557
Total				$(8,597)

CNY	China Yuan Renminbi
KRW	South Korean Won

During the period ended June 30, 2024, the average notional value related to forward foreign currency exchange contracts was $137,437,482.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,867,476,271	$—	$1,867,476,271
Short-Term Investments	15,665,411	—	—	15,665,411
TOTAL INVESTMENTS	$15,665,411	$1,867,476,271	$—	$1,883,141,682
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$45,009	$—	$45,009
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(53,606)	—	(53,606)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(8,597)	$—	$(8,597)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,698,100	$15,698,100	$78,823,591	$90,385,319	$—	$—	4,136,372	$4,136,372	$104,884
State Street Navigator Securities Lending Portfolio II	21,260,045	21,260,045	40,598,747	50,329,753	—	—	11,529,039	11,529,039	18,886
Total		$36,958,145	$119,422,338	$140,715,072	$—	$—		$15,665,411	$123,770
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AUSTRALIA — 1.2%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$303,352
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	214,275
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	108,549
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	133,231
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	300,000	296,772
Series GMTN, 2.13%, 5/24/2028	EUR	100,000	102,453
Series MTN, 2.90%, 2/25/2027	AUD	250,000	158,431
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	166,204
Westpac Banking Corp.:
Series EMTN, 3.70%, 1/16/2026	EUR	200,000	214,667
Series MTN, 5.10%, 5/14/2029	AUD	200,000	133,831
			1,831,765
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	176,611
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	100,000	108,078
			284,689
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	201,741
Series EMTN, 1.15%, 1/22/2027	EUR	300,000	304,871
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	97,454
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	193,238
Series EMTN, 2.00%, 3/17/2028	EUR	220,000	226,310
Series EMTN, 2.75%, 3/17/2036	EUR	550,000	538,593
Series EMTN, 2.88%, 4/2/2032	EUR	250,000	256,849
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	573,796
Security Description		Principal Amount	Value
Series EMTN, 3.95%, 3/22/2044	EUR	150,000	$157,898
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	300,000	329,671
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)	EUR	100,000	108,498
			2,988,919
CANADA — 0.9%
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	100,000	106,412
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	201,108
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	485,948
Series EMTN, 2.55%, 8/3/2027	EUR	100,000	103,934
Series EMTN, 2.88%, 4/5/2027	GBP	200,000	237,452
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	204,054
			1,338,908
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	200,000	183,686
DENMARK — 0.4%
Danske Bank AS:
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	100,000	107,624
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	200,000	218,947
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a)	EUR	100,000	111,538
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	233,410
			671,519
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	100,000	99,344
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	100,789
Series EMTN, 2.50%, 5/23/2029	EUR	300,000	306,622
Series EMTN, 3.63%, 3/15/2034 (b)	EUR	150,000	159,013

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	$382,173
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	192,656
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	207,232
			1,447,829
FRANCE — 20.7%
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	289,022
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	99,198
Series EMTN, 2.38%, 6/9/2040	EUR	100,000	88,061
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	203,254
Series EMTN, 1.38%, 1/22/2030	EUR	100,000	96,220
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	93,722
Ayvens SA:
3.88%, 1/24/2028	EUR	100,000	107,106
Series EMTN, 4.88%, 10/6/2028	EUR	200,000	222,999
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	200,644
0.25%, 7/19/2028	EUR	200,000	185,849
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	173,566
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	208,057
Series EMTN, 0.75%, 6/8/2026	EUR	200,000	202,946
0.75%, 1/17/2030	EUR	400,000	363,095
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	401,456
1.25%, 6/3/2030	EUR	300,000	276,757
Series EMTN, 1.38%, 7/16/2028 (b)	EUR	200,000	196,272
Series EMTN, 1.75%, 3/15/2029 (b)	EUR	200,000	195,412
Series EMTN, 2.63%, 11/6/2029 (b)	EUR	300,000	302,173
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	422,097
Series EMTN, 3.75%, 2/1/2033	EUR	200,000	213,973
Series EMTN, 4.13%, 3/13/2029 (b)	EUR	300,000	327,879
Security Description		Principal Amount	Value
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	$109,946
Series EMTN, 4.38%, 5/2/2030	EUR	300,000	328,393
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	99,646
Series EMTN, 0.63%, 12/3/2032 (b)	EUR	300,000	246,935
Series EMTN, 1.13%, 6/11/2026	EUR	200,000	204,218
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	193,847
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	191,438
Series EMTN, 1.50%, 11/17/2025	EUR	100,000	104,027
Series EMTN, 1.63%, 2/23/2026 (b)	EUR	150,000	156,130
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	283,047
Series EMTN, 4.13%, 5/24/2033	EUR	100,000	110,984
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	257,191
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (a)	EUR	100,000	100,634
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (a) (b)	EUR	400,000	393,250
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	400,000	367,831
3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a) (b)	EUR	400,000	386,688
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a) (b)	EUR	300,000	290,742
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	400,000	431,566
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	300,000	276,539
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	400,000	432,153
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a)	EUR	200,000	219,550
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a) (b)	EUR	400,000	415,443

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	100,000	$109,139
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (a)	EUR	100,000	111,830
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	300,000	312,905
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	196,866
1.38%, 6/7/2027	EUR	100,000	101,550
2.25%, 6/29/2029	EUR	100,000	101,174
3.88%, 7/17/2031	EUR	200,000	217,735
4.63%, 6/7/2032	EUR	300,000	340,786
5.38%, 6/30/2042	EUR	200,000	241,564
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	203,281
0.25%, 1/14/2031	EUR	300,000	258,326
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	305,120
Series EMTN, 0.50%, 2/24/2027 (b)	EUR	200,000	197,138
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	175,419
Series EMTN, 1.00%, 1/14/2032 (b)	EUR	400,000	348,047
Series EMTN, 1.75%, 4/26/2027 (b)	EUR	300,000	306,349
Series EMTN, 3.50%, 1/25/2028	EUR	300,000	320,175
Series EMTN, 3.88%, 1/25/2036	EUR	100,000	106,516
Series EMTN, 4.00%, 11/29/2032	EUR	400,000	435,298
Series EMTN, 4.38%, 7/13/2028	EUR	100,000	109,131
Series EMTN, 4.50%, 1/13/2033	EUR	100,000	110,815
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	198,934
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	202,160
2.38%, 4/15/2032	EUR	100,000	98,636
Carrefour SA Series EMTN, 2.63%, 12/15/2027 (b)	EUR	200,000	207,900
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	383,305
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	215,312
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	195,443
Security Description		Principal Amount	Value
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	$190,114
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	189,572
Series EMTN, 0.88%, 1/14/2032	EUR	100,000	86,359
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	284,606
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	205,988
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	101,006
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	97,965
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	102,825
Series EMTN, 2.50%, 8/29/2029 (b)	EUR	200,000	203,314
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	106,683
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	319,475
Series EMTN, 3.88%, 4/20/2031	EUR	400,000	433,560
Series EMTN, 3.88%, 11/28/2034 (b)	EUR	400,000	433,732
Series EMTN, 4.00%, 1/18/2033	EUR	200,000	219,176
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	109,712
Series EMTN, 4.13%, 2/26/2036	EUR	100,000	107,621
Series EMTN, 4.38%, 11/27/2033	EUR	100,000	110,716
4.88%, 10/23/2029	GBP	200,000	251,343
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (a)	GBP	200,000	253,744
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	186,508
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 4.00%, 10/12/2026 (a)	EUR	200,000	214,688
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a)	EUR	300,000	326,315
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	100,000	106,391
Danone SA Series EMTN, Zero Coupon, 12/1/2025	EUR	300,000	305,867
Dassault Systemes SE 0.38%, 9/16/2029	EUR	300,000	275,724
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	104,949

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.63%, 1/11/2030	EUR	100,000	$107,009
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	214,763
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	168,185
EssilorLuxottica SA:
Series EMTN, 0.38%, 1/5/2026 (b)	EUR	300,000	307,080
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	292,326
Series EMTN, 0.50%, 6/5/2028	EUR	100,000	96,803
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	183,110
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	290,691
Kering SA:
Series EMTN, 3.63%, 9/5/2031	EUR	100,000	107,137
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	322,423
L'Oreal SA:
0.88%, 6/29/2026	EUR	400,000	408,865
Series EMTN, 2.88%, 5/19/2028	EUR	100,000	105,856
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026	EUR	200,000	202,929
0.13%, 2/11/2028	EUR	500,000	480,932
0.38%, 2/11/2031 (b)	EUR	400,000	357,540
Series EMTN, 3.50%, 9/7/2033	EUR	100,000	107,741
Orange SA:
Series EMTN, 0.63%, 12/16/2033	EUR	200,000	164,739
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	99,739
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	192,820
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	97,866
Series EMTN, 2.00%, 1/15/2029	EUR	300,000	303,441
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	112,524
Series EMTN, 8.13%, 1/28/2033	EUR	200,000	285,552
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	97,425
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	94,340
Security Description		Principal Amount	Value
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	$387,313
Series EMTN, 0.75%, 1/25/2027 (b)	EUR	500,000	495,640
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	291,070
Series EMTN, 2.63%, 5/30/2029	EUR	200,000	204,889
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	216,407
4.13%, 6/2/2027	EUR	100,000	108,440
Series EMTN, 4.25%, 11/16/2032	EUR	100,000	110,958
3 mo. EUR EURIBOR - 0.38%, 0.13%, 11/17/2026 (a)	EUR	100,000	101,938
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (a)	EUR	300,000	296,620
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	300,000	280,464
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	97,221
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	500,000	535,957
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	192,849
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	402,889
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	194,113
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	407,808
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	160,185
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	97,056
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	196,719
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	89,159
Vinci SA Series EMTN, 1.75%, 9/26/2030 (b)	EUR	200,000	194,492
			32,172,786
GERMANY — 10.8%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	116,887

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	$108,652
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	200,000	185,810
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	200,000	196,769
0.88%, 11/15/2027	EUR	50,000	49,656
1.50%, 3/17/2031	EUR	200,000	189,123
Bayer AG:
0.63%, 7/12/2031	EUR	200,000	169,015
0.75%, 1/6/2027	EUR	300,000	298,372
1.38%, 7/6/2032	EUR	300,000	260,323
Series EMTN, 4.63%, 5/26/2033	EUR	150,000	165,058
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	307,746
2.13%, 12/15/2029	EUR	400,000	390,572
BMW Finance NV Series EMTN, 1.50%, 2/6/2029	EUR	400,000	397,513
BMW U.S. Capital LLC Series EMTN, 3.38%, 2/2/2034	EUR	150,000	157,071
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	250,000	250,147
Series EMTN, 1.00%, 3/4/2026	EUR	50,000	51,504
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	202,833
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	100,000	89,283
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	200,000	188,394
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	200,000	203,074
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	442,423
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	300,000	383,703
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	100,000	108,115
3.88%, 9/28/2033	EUR	200,000	220,319
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	100,000	105,320
Security Description		Principal Amount	Value
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	100,000	$105,017
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	99,476
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	195,927
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	251,918
Series EMTN, 2.00%, 12/1/2029	EUR	70,000	70,676
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029 (b)	EUR	150,000	146,615
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	258,997
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	65,980
Series EMTN, 6.25%, 6/3/2030	GBP	100,000	133,245
Series EMTN, 6.38%, 6/7/2032	GBP	140,000	189,187
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	139,653
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	251,000	245,280
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	214,274
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	183,155
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	207,629
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030 (b)	EUR	150,000	137,840
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	171,086
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	99,750
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	205,647
Series EMTN, 1.50%, 7/3/2029	EUR	250,000	245,823
Series EMTN, 2.13%, 7/3/2037	EUR	100,000	91,317
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026	EUR	200,000	200,221

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.63%, 5/6/2027 (b)	EUR	116,000	$116,023
Series EMTN, 1.00%, 11/11/2025	EUR	124,000	128,574
Series EMTN, 1.38%, 6/26/2026	EUR	200,000	206,389
Series EMTN, 2.00%, 8/22/2026	EUR	300,000	311,990
Series EMTN, 3.50%, 5/30/2026	EUR	128,000	137,568
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	326,707
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030 (b)	EUR	200,000	215,021
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	109,171
Series EMTN, 4.38%, 6/2/2043	EUR	300,000	327,553
RWE AG:
Series EMTN, 2.13%, 5/24/2026 (b)	EUR	300,000	313,971
Series EMTN, 2.75%, 5/24/2030	EUR	100,000	102,280
SAP SE:
1.25%, 3/10/2028	EUR	300,000	300,921
1.63%, 3/10/2031	EUR	100,000	97,463
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	305,140
Series EMTN, 0.25%, 2/20/2029	EUR	100,000	94,306
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	202,996
Series EMTN, 0.50%, 9/5/2034	EUR	400,000	322,820
Series EMTN, 1.38%, 9/6/2030	EUR	100,000	96,860
Series EMTN, 3.00%, 9/8/2033	EUR	300,000	311,229
Series EMTN, 3.38%, 8/24/2031	EUR	200,000	215,959
3.38%, 2/22/2037	EUR	100,000	104,560
3.63%, 2/22/2044	EUR	200,000	207,431
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029	EUR	200,000	187,151
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	100,000	107,800
Volkswagen Financial Services AG Series EMTN, 0.88%, 1/31/2028	EUR	200,000	195,051
Security Description		Principal Amount	Value
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	$95,366
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	263,000	252,187
1.88%, 3/30/2027	EUR	300,000	307,208
3.25%, 11/18/2030 (b)	EUR	300,000	312,555
Series EMTN, 4.13%, 11/15/2025	EUR	100,000	107,824
4.13%, 11/16/2038 (b)	EUR	200,000	215,474
Volkswagen Leasing GmbH Series EMTN, 0.38%, 7/20/2026	EUR	250,000	251,010
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	184,659
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	194,552
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	179,323
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	82,453
1.00%, 6/16/2033	EUR	200,000	162,828
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	200,000	206,073
1.33%, 9/25/2028	EUR	100,000	96,011
1.82%, 9/25/2031	EUR	200,000	180,414
			16,769,266
IRELAND — 0.2%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	100,000	102,761
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	211,533
			314,294
ITALY — 5.4%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	300,000	281,950
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	90,586
Autostrade per l'Italia SpA 2.00%, 1/15/2030	EUR	300,000	287,900
Enel Finance International NV:
0.25%, 11/17/2025	EUR	100,000	102,549
Series EMTN, 0.25%, 5/28/2026	EUR	100,000	100,733
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	200,000	194,720
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	195,822
Series EMTN, 0.63%, 5/28/2029	EUR	250,000	232,587

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	250,000	$226,842
Series EMTN, 0.88%, 9/28/2034	EUR	150,000	119,849
Series EMTN, 0.88%, 6/17/2036	EUR	100,000	75,043
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	356,399
Series EMTN, 2.88%, 4/11/2029	GBP	100,000	114,705
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	313,317
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	95,021
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	275,215
Series EMTN, 1.25%, 5/18/2026	EUR	100,000	102,804
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	207,884
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	337,340
Series EMTN, 3.63%, 1/29/2029	EUR	200,000	216,027
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	161,035
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	300,000	289,150
Series EMTN, 1.00%, 11/19/2026	EUR	300,000	302,017
Series EMTN, 1.75%, 3/20/2028 (b)	EUR	150,000	150,239
Series EMTN, 4.75%, 9/6/2027	EUR	200,000	220,415
Series EMTN, 4.88%, 5/19/2030 (b)	EUR	150,000	169,423
Series EMTN, 5.13%, 8/29/2031	EUR	100,000	114,754
Series EMTN, 6.63%, 5/31/2033	GBP	300,000	395,647
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (a)	EUR	300,000	330,933
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	200,000	203,371
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	201,495
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	100,743
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	100,000	101,804
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	88,689
Security Description		Principal Amount	Value
Series EMTN, 4.00%, 3/5/2034	EUR	100,000	$105,859
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)	EUR	300,000	286,662
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	259,135
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (a)	EUR	200,000	199,829
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)	EUR	350,000	380,664
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)	EUR	200,000	221,476
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (a)	EUR	150,000	167,798
			8,378,431
JAPAN — 2.2%
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	267,575
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	100,000	94,110
NTT Finance Corp.:
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	597,874
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	596,159
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	618,860
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	92,026
1.55%, 6/15/2026	EUR	300,000	309,311
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	200,000	180,159
2.00%, 7/9/2040 (b)	EUR	200,000	162,700
3.00%, 11/21/2030	EUR	400,000	412,852
			3,331,626
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	109,922
NETHERLANDS — 6.4%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	364,183
0.60%, 1/15/2027	EUR	100,000	99,410

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	$85,965
Series EMTN, 3.88%, 12/21/2026	EUR	200,000	216,788
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	108,425
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	329,434
4.38%, 10/20/2028	EUR	200,000	219,919
4.50%, 11/21/2034	EUR	100,000	112,664
Series EMTN, 5.25%, 5/26/2026	GBP	200,000	253,315
ASML Holding NV:
1.38%, 7/7/2026	EUR	200,000	206,543
Series EMTN, 3.50%, 12/6/2025	EUR	150,000	160,737
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	274,201
Series GMTN, 1.25%, 3/23/2026	EUR	240,000	248,222
Series GMTN, 1.38%, 2/3/2027 (b)	EUR	200,000	206,170
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	218,928
4.13%, 7/14/2025	EUR	450,000	484,940
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (a)	EUR	100,000	99,098
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (a) (b)	EUR	200,000	198,769
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	200,000	218,786
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a)	EUR	200,000	219,512
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	102,458
ING Groep NV:
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	209,661
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	100,313
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	244,390
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	300,000	283,130
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	500,000	456,935
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	400,000	385,573
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (a)	EUR	300,000	$308,925
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	400,000	383,370
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	300,000	329,317
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	200,000	219,565
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	200,000	226,810
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	100,000	117,049
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	100,000	110,952
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	200,000	211,691
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	250,000	253,526
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	99,774
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	300,000	290,817
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	87,242
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	96,624
Series EMTN, 1.25%, 5/12/2028	EUR	100,000	98,946
Series EMTN, 1.25%, 11/11/2032	EUR	300,000	269,556
Series EMTN, 1.50%, 4/7/2028	EUR	250,000	250,260
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	105,188
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	190,969
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	105,680
			9,864,730
NORWAY — 0.9%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (a)	GBP	100,000	122,995

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	200,000	$189,424
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	100,000	98,913
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (a)	EUR	100,000	106,968
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	200,000	217,386
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)	EUR	200,000	212,057
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (a)	EUR	200,000	219,468
SpareBank 1 SR-Bank ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	215,792
			1,383,003
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	196,668
SPAIN — 6.6%
Abertis Infraestructuras SA Series EMTN, 3.00%, 3/27/2031	EUR	200,000	204,383
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	99,628
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	198,321
1.00%, 6/21/2026	EUR	200,000	203,997
Series GMTN, 1.75%, 11/26/2025	EUR	200,000	208,738
Series GMTN, 3.38%, 9/20/2027	EUR	300,000	321,083
Series EMTN, 3.88%, 1/15/2034	EUR	100,000	107,756
Series GMTN, 4.38%, 10/14/2029	EUR	200,000	223,057
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (a)	EUR	200,000	201,901
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)	EUR	200,000	194,348
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	200,000	221,382
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	95,225
Security Description		Principal Amount	Value
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	$99,843
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	198,543
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	200,246
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	103,664
Series EMTN, 3.75%, 1/16/2026	EUR	300,000	322,062
Series EMTN, 3.75%, 1/9/2034	EUR	100,000	107,130
Series EMTN, 3.88%, 1/16/2028 (b)	EUR	300,000	325,693
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	111,158
Series EMTN, 4.88%, 10/18/2031	EUR	500,000	566,024
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	400,000	380,678
Series EMTN, 1 yr. EUR Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	300,000	321,011
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (a)	EUR	100,000	109,081
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (a)	EUR	300,000	304,147
CaixaBank SA:
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	102,804
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	102,642
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	332,281
Series EMTN, 4.38%, 11/29/2033	EUR	100,000	111,679
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.38%, 11/18/2026 (a)	EUR	300,000	306,647
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	190,685
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	100,000	98,847
Series EMTN, 3 mo. EUR EURIBOR - 1.17%, 0.75%, 7/10/2026 (a)	EUR	100,000	103,932
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a)	EUR	200,000	199,462
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (a)	EUR	100,000	111,557

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	400,000	$458,341
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	100,000	98,425
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	272,550
Series EMTN, 2.25%, 4/12/2026	EUR	100,000	104,567
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	200,000	187,950
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	200,000	185,740
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	100,000	103,214
Naturgy Finance Iberia SA:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	206,558
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	101,623
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	100,000	107,609
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	92,130
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	200,068
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	203,809
Series EMTN, 1.72%, 1/12/2028 (b)	EUR	400,000	404,566
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	99,607
Series EMTN, 2.59%, 5/25/2031 (b)	EUR	300,000	302,305
			10,218,697
SWEDEN — 1.9%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	189,073
Series GMTN, 1.75%, 11/11/2026	EUR	400,000	412,638
Series GMTN, 3.25%, 11/24/2025 (b)	EUR	200,000	213,313
Series GMTN, 3.75%, 2/7/2028	EUR	250,000	269,226
Series EMTN, 3.88%, 5/9/2028 (b)	EUR	150,000	163,320
4.00%, 11/9/2026	EUR	100,000	107,866
Security Description		Principal Amount	Value
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	200,000	$187,521
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	198,478
0.50%, 2/18/2030	EUR	200,000	181,766
3.38%, 2/17/2028	EUR	200,000	214,490
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027 (b)	EUR	300,000	310,377
Series EMTN, 3.75%, 11/14/2025	EUR	200,000	214,503
Series GMTN, 4.13%, 11/13/2028	EUR	100,000	109,958
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (a)	EUR	200,000	201,640
			2,974,169
SWITZERLAND — 3.9%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	200,000	175,989
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	102,358
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	281,785
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	102,822
1.50%, 3/26/2030	EUR	300,000	292,319
2.00%, 3/26/2038	EUR	100,000	89,146
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	215,319
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	300,000	302,509
Series EMTN, 0.25%, 1/5/2026	EUR	100,000	101,804
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	174,505
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	119,027
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	206,447
UBS Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	214,975
0.63%, 2/24/2033	EUR	300,000	244,945
0.88%, 11/3/2031	EUR	400,000	348,759
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	305,529
1 yr. EUR Swap - 0.48%, 0.25%, 11/3/2026 (a)	EUR	200,000	203,933

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	350,000	$334,936
1 yr. EUR Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	100,000	104,712
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	100,000	100,214
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (a)	EUR	350,000	354,802
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (a)	EUR	200,000	209,807
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	200,000	207,717
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	200,000	219,104
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	400,000	484,234
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (a)	GBP	200,000	230,450
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (a)	GBP	100,000	130,009
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (a)	EUR	250,000	247,815
			6,105,971
UNITED KINGDOM — 9.2%
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	239,188
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	300,000	281,646
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a)	EUR	150,000	167,272
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	400,000	457,938
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	350,000	348,843
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (a)	EUR	200,000	218,432
Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	250,000	$325,587
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	200,000	176,896
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	292,938
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	200,000	251,950
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	183,173
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	207,220
2.82%, 4/7/2032	EUR	100,000	100,877
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	250,000	252,915
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	104,003
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	87,529
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	152,582
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	170,112
CK Hutchison Group Telecom Finance SA 0.75%, 4/17/2026	EUR	300,000	304,734
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	84,408	88,166
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	201,408
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	200,000	200,273
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	102,802
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	110,728
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	91,086
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	107,642
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	254,891
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	130,395

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
HSBC Holdings PLC:
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	$312,735
1 yr. GBP SONIA Linked ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	100,000	120,826
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a) (b)	GBP	300,000	353,689
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	113,759
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	100,000	94,192
3 mo. EUR EURIBOR - 0.82%, 0.31%, 11/13/2026 (a)	EUR	100,000	102,237
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a) (b)	EUR	200,000	178,744
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (a)	EUR	200,000	219,531
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	200,000	211,123
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	400,000	449,017
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	110,000	124,308
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (a)	GBP	100,000	117,450
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (a)	GBP	100,000	135,048
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	300,000	259,860
Series EMTN, 5.25%, 2/15/2031	EUR	100,000	112,454
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	198,534
Lloyds Banking Group PLC:
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	450,000	465,526
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (a)	EUR	100,000	111,749
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (a)	EUR	100,000	106,883
Security Description		Principal Amount	Value
Motability Operations Group PLC Series EMTN, 3.88%, 1/24/2034	EUR	200,000	$212,076
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	128,995
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	217,357
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	206,847
Series EMTN, 4.50%, 11/1/2026	EUR	100,000	109,370
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	130,860
NatWest Group PLC:
Series EMTN, 1 yr. GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	300,000	366,778
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	100,000	118,561
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	188,315
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	300,000	279,421
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	100,000	108,237
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	150,000	153,268
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	100,349
Series EMTN, 1.38%, 3/2/2027	EUR	100,000	101,439
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (a)	GBP	100,000	130,035
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	130,000	136,435
Standard Chartered PLC 1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	200,000	222,884
Thames Water Utilities Finance PLC Series EMTN, 4.38%, 1/18/2031 (b)	EUR	200,000	184,152
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	182,634

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	200,000	$197,978
University of Oxford 2.54%, 12/8/2117	GBP	140,000	92,661
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	150,000	155,734
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	190,995
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	448,229
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	74,617
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	170,190
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	100,000	48,148
2.52%, 2/7/2118	GBP	100,000	65,044
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	130,000	108,028
			14,228,528
UNITED STATES — 24.3%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	154,524
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	205,687
3.13%, 6/15/2031	EUR	100,000	99,671
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	142,078
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	100,000	105,599
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	120,772
Apple, Inc.:
Zero Coupon, 11/15/2025 (b)	EUR	250,000	255,980
0.50%, 11/15/2031	EUR	200,000	178,621
1.38%, 5/24/2029	EUR	200,000	198,363
1.63%, 11/10/2026	EUR	140,000	144,394
2.00%, 9/17/2027	EUR	200,000	207,668
AT&T, Inc.:
0.80%, 3/4/2030	EUR	160,000	147,460
1.60%, 5/19/2028	EUR	200,000	199,736
1.80%, 9/5/2026	EUR	100,000	103,389
2.35%, 9/5/2029	EUR	100,000	101,106
2.45%, 3/15/2035	EUR	200,000	187,642
2.90%, 12/4/2026	GBP	100,000	119,828
3.15%, 9/4/2036	EUR	203,000	199,442
3.50%, 12/17/2025	EUR	300,000	320,606
3.55%, 12/17/2032	EUR	250,000	264,367
3.95%, 4/30/2031	EUR	100,000	108,771
4.30%, 11/18/2034	EUR	250,000	277,316
4.38%, 9/14/2029	GBP	250,000	304,605
Security Description		Principal Amount	Value
4.88%, 6/1/2044	GBP	150,000	$167,302
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	354,577
Bank of America Corp.:
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	150,000	166,156
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (a)	EUR	150,000	146,140
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	500,000	451,425
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	300,000	265,476
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	380,000	406,810
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	200,000	209,301
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	450,000	404,447
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	350,000	362,880
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	200,000	199,526
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	100,000	107,694
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	177,185
2.63%, 6/19/2059	GBP	100,000	71,507
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	200,000	202,074
1.63%, 3/16/2035	EUR	150,000	131,910
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	102,934
4.13%, 5/12/2033	EUR	300,000	331,181
4.50%, 11/15/2031	EUR	100,000	113,043
4.75%, 11/15/2034	EUR	100,000	115,311
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	170,000	149,074
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	100,000	108,621
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	192,823
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	98,661

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (a)	EUR	250,000	$249,886
Series EMTN, 3 mo. EUR EURIBOR - 1.66%, 1.25%, 7/6/2026 (a)	EUR	300,000	313,487
Series EMTN, 3 mo. EUR EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	250,000	261,546
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	100,000	107,527
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	256,000	278,605
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	278,563
1.13%, 3/9/2027	EUR	100,000	101,433
1.63%, 3/9/2035	EUR	200,000	180,209
Comcast Corp.:
0.75%, 2/20/2032	EUR	200,000	174,765
1.88%, 2/20/2036	GBP	225,000	204,125
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	200,000	202,651
0.45%, 3/18/2028	EUR	200,000	192,848
0.75%, 9/18/2031	EUR	350,000	310,849
1.35%, 9/18/2039	EUR	100,000	77,602
Digital Euro Finco LLC 2.50%, 1/16/2026 (b)	EUR	300,000	314,058
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	84,264
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	197,378
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	74,125
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	150,000	144,686
0.84%, 6/26/2032	EUR	150,000	130,887
1.41%, 6/26/2039 (b)	EUR	200,000	153,451
FedEx Corp. 1.63%, 1/11/2027	EUR	100,000	102,384
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	100,000	101,116
2.00%, 5/21/2030	EUR	200,000	194,861
Ford Motor Credit Co. LLC 4.87%, 8/3/2027	EUR	200,000	219,776
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	130,000	124,736
Series EMTN, 0.75%, 3/23/2032	EUR	200,000	172,158
Series EMTN, 0.88%, 5/9/2029	EUR	250,000	235,398
Series EMTN, 1.00%, 3/18/2033	EUR	275,000	236,512
Security Description		Principal Amount	Value
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	$337,667
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	112,263
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	309,532
Series EMTN, 2.00%, 11/1/2028	EUR	177,000	178,207
Series EMTN, 3.00%, 2/12/2031	EUR	17,000	17,562
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	232,472
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	186,931
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	100,000	118,648
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	218,951
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	100,000	96,188
0.65%, 2/11/2032	EUR	300,000	260,135
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	93,457
1.25%, 1/29/2027	EUR	150,000	152,623
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	174,155
1.75%, 1/31/2031	EUR	100,000	96,510
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	318,466
3.38%, 2/6/2027	EUR	200,000	214,148
3.63%, 2/6/2031	EUR	100,000	107,966
3.75%, 2/6/2035	EUR	100,000	107,448
4.00%, 2/6/2043	EUR	200,000	212,255
4.88%, 2/6/2038	GBP	100,000	119,344
Johnson & Johnson:
1.65%, 5/20/2035	EUR	200,000	184,536
3.55%, 6/1/2044	EUR	150,000	159,600
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	205,467
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a)	EUR	350,000	345,087
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	300,000	256,326
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	400,000	410,577
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	406,251

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	100,000	$91,834
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	400,000	357,382
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	300,353
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	350,000	347,098
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (a)	EUR	200,000	222,965
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	100,000	101,336
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	102,608
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	200,000	204,803
0.25%, 7/2/2025	EUR	100,000	103,654
0.38%, 10/15/2028	EUR	200,000	188,943
1.13%, 3/7/2027	EUR	300,000	303,160
1.38%, 10/15/2040	EUR	250,000	187,088
1.50%, 7/2/2039	EUR	350,000	274,268
1.63%, 3/7/2031	EUR	200,000	191,411
1.63%, 10/15/2050	EUR	150,000	101,394
1.75%, 7/2/2049	EUR	100,000	70,091
3.00%, 10/15/2028	EUR	100,000	105,535
3.13%, 10/15/2031	EUR	150,000	157,491
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	103,498
Microsoft Corp. 3.13%, 12/6/2028	EUR	250,000	268,822
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	102,629
Series GMTN, 1.88%, 4/27/2027	EUR	184,000	188,859
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	118,154
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (a)	EUR	100,000	99,512
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (a)	EUR	200,000	178,661
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	468,239
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	$349,565
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	350,000	363,901
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (a)	EUR	100,000	107,241
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (a)	EUR	100,000	106,509
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	200,000	202,552
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	323,000	356,929
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	100,000	111,033
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	300,000	348,637
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	200,000	260,106
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	300,000	310,124
Series EMTN, 1.50%, 4/1/2030	EUR	306,000	299,970
Netflix, Inc.:
3.63%, 5/15/2027	EUR	175,000	188,430
3.63%, 6/15/2030	EUR	200,000	213,730
4.63%, 5/15/2029	EUR	300,000	336,157
PepsiCo, Inc. 0.75%, 10/14/2033	EUR	200,000	170,346
Pfizer, Inc. 2.74%, 6/15/2043	GBP	200,000	176,128
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	105,880
Sanofi SA:
Series 8FXD, 1.00%, 3/21/2026	EUR	100,000	102,993
Series 12FX, 1.38%, 3/21/2030	EUR	500,000	483,691
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	194,680
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	207,204
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	88,533
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	100,000	102,253
2.00%, 5/6/2032	EUR	200,000	191,691

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	$198,333
Series EMTN, 0.75%, 1/18/2029	EUR	400,000	377,320
Series EMTN, 1.25%, 6/20/2033	EUR	100,000	85,555
2.75%, 5/15/2026	EUR	200,000	211,098
Series EMTN, 2.75%, 4/1/2032	EUR	182,000	179,356
3.88%, 1/5/2026	EUR	100,000	107,399
Series EMTN, 4.38%, 3/14/2030 (b)	EUR	300,000	330,585
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	250,000	229,195
1.13%, 10/18/2033	EUR	250,000	218,217
1.63%, 10/18/2041	EUR	100,000	76,769
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	170,000	122,862
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	100,000	96,334
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	329,843
Upjohn Finance BV 1.91%, 6/23/2032	EUR	200,000	179,403
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	100,000	93,076
0.75%, 3/22/2032	EUR	100,000	86,850
1.25%, 4/8/2030	EUR	200,000	189,207
1.30%, 5/18/2033	EUR	170,000	149,727
1.38%, 11/2/2028	EUR	100,000	98,614
2.63%, 12/1/2031	EUR	200,000	201,978
Series 20Y, 2.88%, 1/15/2038	EUR	250,000	238,908
3.38%, 10/27/2036	GBP	100,000	103,909
3.50%, 6/28/2032	EUR	150,000	159,126
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	158,835
4.25%, 10/31/2030	EUR	100,000	110,997
4.75%, 10/31/2034	EUR	175,000	202,672
Visa, Inc. 1.50%, 6/15/2026	EUR	350,000	362,367
Walmart, Inc.:
4.88%, 9/21/2029	EUR	151,000	174,924
5.25%, 9/28/2035	GBP	78,000	102,469
5.63%, 3/27/2034	GBP	200,000	270,998
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	270,811
0.63%, 8/14/2030	EUR	100,000	89,315
Series EMTN, 1.00%, 2/2/2027	EUR	100,000	100,271
Series EMTN, 1.38%, 10/26/2026	EUR	200,000	203,432
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 5/24/2027 (b)	EUR	200,000	$202,054
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	121,902
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	312,194
4.63%, 11/2/2035	GBP	50,000	59,913
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	300,000	293,423
			37,654,653
TOTAL CORPORATE BONDS & NOTES (Cost $165,071,287)			152,450,059
	Shares
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e)	4,816	4,816
State Street Navigator Securities Lending Portfolio II (f) (g)	8,462,907	8,462,907
TOTAL SHORT-TERM INVESTMENTS (Cost $8,467,723)		8,467,723
TOTAL INVESTMENTS — 103.8% (Cost $173,539,010)		160,917,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(5,846,696)
NET ASSETS — 100.0%		$155,071,086
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$152,450,059	$—	$152,450,059
Short-Term Investments	8,467,723	—	—	8,467,723
TOTAL INVESTMENTS	$8,467,723	$152,450,059	$—	$160,917,782

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,708	$1,708	$2,203,438	$2,200,330	$—	$—	4,816	$4,816	$1,248
State Street Navigator Securities Lending Portfolio II	8,990,962	8,990,962	27,241,659	27,769,714	—	—	8,462,907	8,462,907	12,411
Total		$8,992,670	$29,445,097	$29,970,044	$—	$—		$8,467,723	$13,659
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.4%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	1,614,000	$1,019,889
Series 164, 0.50%, 9/21/2026	AUD	2,986,000	1,842,169
Series 160, 1.00%, 12/21/2030	AUD	3,163,000	1,737,011
Series 163, 1.00%, 11/21/2031	AUD	1,332,000	709,302
Series 158, 1.25%, 5/21/2032	AUD	2,896,000	1,548,535
Series 157, 1.50%, 6/21/2031	AUD	3,305,000	1,851,389
Series 165, 1.75%, 11/21/2032	AUD	1,098,000	603,624
Series 162, 1.75%, 6/21/2051	AUD	1,876,000	693,199
Series 149, 2.25%, 5/21/2028	AUD	2,723,000	1,700,888
Series 155, 2.50%, 5/21/2030	AUD	3,873,000	2,368,404
Series 148, 2.75%, 11/21/2027	AUD	2,904,000	1,858,773
Series 152, 2.75%, 11/21/2028	AUD	3,056,000	1,934,075
Series 154, 2.75%, 11/21/2029	AUD	3,254,000	2,032,492
Series 145, 2.75%, 6/21/2035	AUD	886,000	509,348
Series 156, 2.75%, 5/21/2041	AUD	941,000	493,897
Series 166, 3.00%, 11/21/2033	AUD	2,174,000	1,306,591
Series 150, 3.00%, 3/21/2047	AUD	1,691,000	866,579
Series 138, 3.25%, 4/21/2029	AUD	4,314,000	2,777,588
Series 147, 3.25%, 6/21/2039	AUD	1,647,000	951,016
Series 168, 3.50%, 12/21/2034	AUD	2,478,000	1,539,164
Series 167, 3.75%, 5/21/2034	AUD	2,951,000	1,881,374
3.75%, 4/21/2037	AUD	1,469,000	917,580
Series 142, 4.25%, 4/21/2026	AUD	3,405,000	2,277,047
Series 140, 4.50%, 4/21/2033	AUD	2,744,000	1,860,635
Series 136, 4.75%, 4/21/2027	AUD	3,538,000	2,403,954
			37,684,523
Security Description		Principal Amount	Value
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028 (a)	EUR	1,023,000	$969,803
Zero Coupon, 2/20/2030 (a)	EUR	1,171,000	1,067,260
Zero Coupon, 2/20/2031 (a)	EUR	1,167,000	1,030,969
Zero Coupon, 10/20/2040 (a)	EUR	604,000	385,205
0.25%, 10/20/2036 (a)	EUR	531,000	401,750
0.50%, 4/20/2027 (a)	EUR	1,337,000	1,338,959
0.50%, 2/20/2029 (a)	EUR	1,337,000	1,286,347
0.70%, 4/20/2071 (a)	EUR	299,000	138,179
0.75%, 10/20/2026 (a)	EUR	1,473,000	1,500,910
0.75%, 2/20/2028 (a)	EUR	938,000	931,290
0.75%, 3/20/2051 (a)	EUR	495,000	297,449
0.85%, 6/30/2120 (a)	EUR	400,000	188,161
0.90%, 2/20/2032 (a)	EUR	1,034,000	953,376
1.20%, 10/20/2025 (a)	EUR	342,000	357,210
1.50%, 2/20/2047 (a)	EUR	452,000	348,255
1.50%, 11/2/2086 (a)	EUR	317,000	195,900
1.85%, 5/23/2049 (a)	EUR	400,000	325,903
2.00%, 7/15/2026 (a)	EUR	489,000	513,194
2.10%, 9/20/2117 (a)	EUR	671,000	522,861
2.40%, 5/23/2034 (a)	EUR	929,000	941,692
2.90%, 5/23/2029 (a)	EUR	700,000	751,996
2.90%, 2/20/2033 (a)	EUR	1,492,000	1,583,895
2.90%, 2/20/2034 (a)	EUR	525,000	555,712
3.15%, 6/20/2044 (a)	EUR	1,056,000	1,111,566
3.15%, 10/20/2053 (a)	EUR	120,000	124,732
3.45%, 10/20/2030 (a)	EUR	225,000	247,127
3.80%, 1/26/2062 (a)	EUR	665,000	791,162
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,171,432
4.85%, 3/15/2026 (a)	EUR	946,000	1,041,667
6.25%, 7/15/2027	EUR	1,098,000	1,286,169
			23,360,131
BELGIUM — 3.8%
Kingdom of Belgium Government Bonds:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	984,000	961,059
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,149,000	995,869
Series 89, 0.10%, 6/22/2030 (a)	EUR	737,200	671,501
Series 93, 0.65%, 6/22/2071 (a)	EUR	536,000	232,251
Series 81, 0.80%, 6/22/2027 (a)	EUR	988,000	997,897
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,525,000	1,512,026

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,952,000	$1,907,709
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,064,000	1,097,192
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,642,000	1,548,508
Series 86, 1.25%, 4/22/2033 (a)	EUR	747,000	693,546
Series 95, 1.40%, 6/22/2053 (a)	EUR	973,000	637,995
Series 84, 1.45%, 6/22/2037 (a)	EUR	625,000	540,196
Series 78, 1.60%, 6/22/2047 (a)	EUR	633,000	475,737
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,194,000	880,304
Series 76, 1.90%, 6/22/2038 (a)	EUR	470,000	424,292
Series 80, 2.15%, 6/22/2066 (a)	EUR	846,000	649,544
Series 83, 2.25%, 6/22/2057 (a)	EUR	830,000	662,966
2.70%, 10/22/2029 (a)	EUR	250,000	265,903
Series 96, 2.75%, 4/22/2039 (a)	EUR	328,000	326,920
2.85%, 10/22/2034 (a)	EUR	688,000	718,758
Series 97, 3.00%, 6/22/2033 (a)	EUR	1,964,000	2,098,940
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,192,000	1,265,780
Series 98, 3.30%, 6/22/2054 (a)	EUR	1,011,000	1,019,698
Series 99, 3.45%, 6/22/2043 (a)	EUR	621,000	662,538
Series 71, 3.75%, 6/22/2045	EUR	1,093,000	1,215,071
Series 66, 4.00%, 3/28/2032	EUR	1,253,000	1,435,102
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,754,000	2,075,204
Series 64, 4.50%, 3/28/2026 (a)	EUR	899,000	987,002
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,460,000	3,068,371
Series 31, 5.50%, 3/28/2028	EUR	2,277,000	2,666,501
			32,694,380
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,823,000	1,252,646
0.50%, 9/1/2025	CAD	2,495,000	1,747,056
0.50%, 12/1/2030	CAD	2,448,000	1,486,475
1.00%, 9/1/2026	CAD	1,362,000	937,171
1.00%, 6/1/2027	CAD	905,000	614,237
1.25%, 3/1/2027	CAD	1,072,000	735,111
Security Description		Principal Amount	Value
1.25%, 6/1/2030	CAD	2,981,000	$1,922,732
1.50%, 6/1/2026	CAD	903,000	631,133
1.50%, 6/1/2031	CAD	2,722,000	1,747,801
1.50%, 12/1/2031	CAD	2,048,000	1,302,826
1.75%, 12/1/2053	CAD	2,049,000	1,038,389
2.00%, 6/1/2028	CAD	603,000	416,603
2.00%, 6/1/2032	CAD	1,598,000	1,047,041
2.00%, 12/1/2051	CAD	3,205,000	1,751,642
2.25%, 6/1/2029	CAD	979,000	678,314
2.25%, 12/1/2029	CAD	358,000	247,067
2.50%, 12/1/2032	CAD	1,408,000	954,057
2.75%, 9/1/2027	CAD	1,319,000	938,458
2.75%, 6/1/2033	CAD	1,163,000	801,032
2.75%, 12/1/2048	CAD	977,000	634,466
2.75%, 12/1/2055	CAD	1,071,000	685,390
2.75%, 12/1/2064	CAD	671,000	429,163
3.00%, 10/1/2025	CAD	660,000	475,127
3.00%, 4/1/2026	CAD	778,000	559,027
3.00%, 6/1/2034	CAD	850,000	595,152
3.25%, 8/24/2027	CAD	1,000,000	722,264
3.25%, 9/1/2028	CAD	1,720,000	1,242,797
3.25%, 12/1/2033	CAD	2,048,000	1,466,041
3.50%, 8/1/2025	CAD	2,090,000	1,513,961
3.50%, 3/1/2028	CAD	1,000,000	728,571
3.50%, 9/1/2029	CAD	500,000	365,404
3.50%, 3/1/2034	CAD	100,000	73,166
3.50%, 12/1/2045	CAD	1,497,000	1,101,064
4.00%, 5/1/2026	CAD	1,513,000	1,105,722
4.00%, 8/1/2026	CAD	750,000	549,311
4.00%, 3/1/2029	CAD	1,000,000	745,869
4.00%, 6/1/2041	CAD	1,560,000	1,214,152
4.50%, 11/1/2025	CAD	1,350,000	989,964
4.50%, 2/1/2026	CAD	1,150,000	845,236
5.00%, 6/1/2037	CAD	1,020,000	859,428
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	945,309
5.75%, 6/1/2033	CAD	1,356,000	1,159,569
Series VW17, 8.00%, 6/1/2027	CAD	370,000	302,852
			39,558,796
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	500,000,000	450,172
4.70%, 9/1/2030 (a)	CLP	330,000,000	326,106
5.00%, 10/1/2028 (a)	CLP	195,000,000	199,829
5.00%, 3/1/2035	CLP	365,000,000	352,123
5.10%, 7/15/2050	CLP	240,000,000	220,111
5.30%, 11/1/2037 (a)	CLP	140,000,000	136,567
5.80%, 10/1/2034 (a)	CLP	95,000,000	97,553
6.00%, 4/1/2033 (a)	CLP	315,000,000	330,533
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	345,998
7.00%, 5/1/2034 (a)	CLP	275,000,000	308,998
			2,767,990

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bonds:
1.85%, 5/15/2027	CNY	4,750,000	$653,871
1.99%, 3/15/2026	CNY	6,500,000	899,268
2.04%, 2/25/2027	CNY	4,220,000	584,035
2.18%, 8/25/2025	CNY	3,250,000	450,139
2.18%, 8/15/2026	CNY	7,000,000	971,644
2.22%, 9/25/2025	CNY	10,850,000	1,504,269
2.27%, 5/25/2034	CNY	2,000,000	276,470
2.28%, 11/25/2025	CNY	9,000,000	1,249,733
2.28%, 3/25/2031	CNY	5,000,000	694,194
2.30%, 5/15/2026	CNY	2,000,000	278,311
2.35%, 2/25/2034	CNY	700,000	97,016
2.37%, 1/20/2027	CNY	1,400,000	195,252
2.37%, 1/15/2029	CNY	4,150,000	580,781
2.40%, 7/15/2028	CNY	3,000,000	419,529
2.44%, 10/15/2027	CNY	6,050,000	846,340
2.46%, 2/15/2026	CNY	5,890,000	820,370
2.48%, 4/15/2027	CNY	6,500,000	910,557
2.48%, 9/25/2028	CNY	5,750,000	807,498
Series 2216, 2.50%, 7/25/2027	CNY	4,500,000	630,661
2.52%, 8/25/2033	CNY	5,000,000	701,913
2.55%, 10/15/2028	CNY	4,870,000	685,813
2.60%, 9/15/2030	CNY	7,300,000	1,032,577
2.60%, 9/1/2032	CNY	7,500,000	1,059,846
2.62%, 4/15/2028	CNY	4,450,000	627,205
2.62%, 6/25/2030	CNY	7,000,000	990,508
2.64%, 1/15/2028	CNY	5,500,000	774,750
2.67%, 5/25/2033	CNY	5,400,000	768,008
2.69%, 8/15/2032	CNY	8,000,000	1,137,900
2.75%, 6/15/2029	CNY	2,550,000	363,318
2.75%, 2/17/2032	CNY	5,650,000	807,752
2.76%, 5/15/2032	CNY	2,650,000	378,880
2.79%, 12/15/2029	CNY	2,000,000	285,523
2.80%, 3/24/2029	CNY	4,000,000	570,312
2.80%, 3/25/2030	CNY	3,600,000	514,331
2.80%, 11/15/2032	CNY	7,750,000	1,111,539
2.85%, 6/4/2027	CNY	6,700,000	948,855
2.88%, 2/25/2033	CNY	3,850,000	556,451
2.89%, 11/18/2031	CNY	6,400,000	923,936
3.00%, 10/15/2053	CNY	2,500,000	383,207
3.12%, 10/25/2052	CNY	3,500,000	540,836
3.19%, 4/15/2053	CNY	5,500,000	867,077
Series 1907, 3.25%, 6/6/2026	CNY	9,350,000	1,327,095
Series 1827, 3.25%, 11/22/2028	CNY	9,470,000	1,378,511
3.27%, 11/19/2030	CNY	8,350,000	1,233,780
3.27%, 3/25/2073	CNY	3,750,000	624,041
3.32%, 4/15/2052	CNY	4,000,000	639,131
3.39%, 3/16/2050	CNY	3,550,000	569,222
3.40%, 7/15/2072	CNY	1,000,000	171,858
3.76%, 3/22/2071	CNY	2,500,000	459,949
3.81%, 9/14/2050	CNY	2,500,000	429,274
Security Description		Principal Amount	Value
Series 1824, 4.08%, 10/22/2048	CNY	20,330,000	$3,616,147
Series 1417, 4.63%, 8/11/2034	CNY	500,000	83,903
			39,433,386
COLOMBIA — 0.7%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	1,905,000,000	406,589
Series B, 6.00%, 4/28/2028	COP	2,664,000,000	562,326
Series B, 6.25%, 7/9/2036	COP	500,000,000	83,017
Series B, 7.00%, 3/26/2031	COP	3,132,000,000	632,689
Series B, 7.00%, 6/30/2032	COP	4,245,000,000	828,982
Series B, 7.25%, 10/18/2034	COP	2,024,000,000	382,307
Series B, 7.25%, 10/26/2050	COP	2,162,000,000	337,912
Series B, 7.50%, 8/26/2026	COP	2,284,000,000	530,565
Series B, 9.25%, 5/28/2042	COP	4,880,000,000	978,808
Series B, 13.25%, 2/9/2033	COP	3,627,400,000	994,042
			5,737,237
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	156,737
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	184,746
1.50%, 6/17/2031	EUR	150,000	143,283
2.88%, 4/22/2032	EUR	750,000	783,754
3.00%, 3/20/2027	EUR	900,000	956,859
			2,225,379
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	125,000	116,880
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	135,828
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	75,558
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	153,935
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	51,955
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	100,760

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	$224,308
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	184,912
			1,044,136
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
Series 130, 0.05%, 11/29/2029	CZK	8,480,000	293,658
Series 100, 0.25%, 2/10/2027	CZK	8,610,000	334,003
Series 94, 0.95%, 5/15/2030	CZK	12,330,000	443,233
Series 95, 1.00%, 6/26/2026	CZK	12,560,000	506,102
Series 121, 1.20%, 3/13/2031	CZK	11,350,000	405,139
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	221,719
Series 138, 1.75%, 6/23/2032	CZK	6,100,000	219,789
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	115,497
Series 103, 2.00%, 10/13/2033	CZK	13,080,000	468,374
Series 89, 2.40%, 9/17/2025	CZK	3,490,000	146,245
Series 78, 2.50%, 8/25/2028	CZK	14,500,000	584,062
Series 105, 2.75%, 7/23/2029	CZK	13,150,000	530,183
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	376,994
Series 49, 4.20%, 12/4/2036	CZK	8,690,000	371,696
Series 154, 4.50%, 11/11/2032	CZK	5,000,000	219,181
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	79,042
Series 11Y, 4.90%, 4/14/2034	CZK	6,350,000	286,675
Series 150, 5.00%, 9/30/2030	CZK	17,600,000	791,174
Series 149, 5.50%, 12/12/2028	CZK	11,400,000	516,434
Series 153, 5.75%, 3/29/2029	CZK	5,950,000	273,200
Series 148, 6.00%, 2/26/2026	CZK	10,050,000	443,448
Series 152, 6.20%, 6/16/2031	CZK	3,700,000	178,520
			7,804,368
Security Description		Principal Amount	Value
DENMARK — 0.7%
Denmark Government Bonds:
Series 10Y, Zero Coupon, 11/15/2031	DKK	6,446,000	$778,070
Series 30Y, 0.25%, 11/15/2052	DKK	3,367,000	254,986
Series 10Y, 0.50%, 11/15/2027	DKK	4,712,000	633,879
Series 10YR, 0.50%, 11/15/2029	DKK	3,915,000	509,316
1.75%, 11/15/2025	DKK	6,103,000	863,575
2.25%, 11/15/2033	DKK	2,925,000	412,808
4.50%, 11/15/2039	DKK	12,609,000	2,216,043
			5,668,677
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	166,738
4.00%, 10/12/2032	EUR	175,000	194,761
			361,499
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	196,000	196,745
Zero Coupon, 9/15/2030 (a)	EUR	397,000	356,020
0.13%, 9/15/2031 (a)	EUR	646,000	566,890
0.13%, 4/15/2036 (a)	EUR	146,000	110,231
0.13%, 4/15/2052 (a)	EUR	634,000	304,579
0.25%, 9/15/2040 (a)	EUR	215,000	144,104
0.50%, 4/15/2026 (a)	EUR	574,000	588,080
0.50%, 9/15/2027 (a)	EUR	376,000	374,194
0.50%, 9/15/2028 (a)	EUR	522,000	506,965
0.50%, 9/15/2029 (a)	EUR	548,000	520,320
0.50%, 4/15/2043 (a)	EUR	254,000	167,690
0.75%, 4/15/2031 (a)	EUR	371,000	345,014
0.88%, 9/15/2025 (a)	EUR	226,000	235,504
1.13%, 4/15/2034 (a)	EUR	716,000	643,796
1.38%, 4/15/2027 (a)	EUR	408,000	419,272
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	665,000	501,679
1.50%, 9/15/2032 (a)	EUR	595,000	569,200
2.63%, 7/4/2042 (a)	EUR	735,000	720,144
2.75%, 7/4/2028 (a)	EUR	515,000	550,250
2.75%, 4/15/2038 (a)	EUR	350,000	354,957
2.88%, 4/15/2029 (a)	EUR	500,000	535,267
3.00%, 9/15/2033 (a)	EUR	1,035,000	1,105,923
3.00%, 9/15/2034 (a)	EUR	150,000	158,629
4.00%, 7/4/2025 (a)	EUR	792,000	855,193
			10,830,646

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	628,000	$639,194
Zero Coupon, 2/25/2027 (a)	EUR	1,078,000	1,066,421
Zero Coupon, 11/25/2029 (a)	EUR	1,220,000	1,113,725
Zero Coupon, 11/25/2030 (a)	EUR	1,246,000	1,101,759
Zero Coupon, 11/25/2031 (a)	EUR	299,000	255,718
Zero Coupon, 5/25/2032 (a)	EUR	674,000	566,576
0.25%, 11/25/2026 (a)	EUR	527,000	528,229
0.50%, 5/25/2026 (a)	EUR	1,003,000	1,023,590
0.50%, 5/25/2029 (a)	EUR	1,441,000	1,369,220
0.50%, 5/25/2040 (a)	EUR	441,000	300,882
0.50%, 6/25/2044 (a)	EUR	299,000	181,538
0.50%, 5/25/2072 (a)	EUR	610,000	229,956
0.75%, 2/25/2028 (a)	EUR	1,183,000	1,169,496
0.75%, 5/25/2028 (a)	EUR	1,488,000	1,463,994
0.75%, 11/25/2028 (a)	EUR	1,601,000	1,557,896
0.75%, 5/25/2052 (a)	EUR	763,000	409,032
0.75%, 5/25/2053 (a)	EUR	700,000	365,753
1.00%, 11/25/2025 (a)	EUR	866,000	900,197
1.00%, 5/25/2027 (a)	EUR	899,000	909,544
1.25%, 5/25/2034 (a)	EUR	1,259,000	1,122,538
1.25%, 5/25/2036 (a)	EUR	1,132,000	963,528
1.25%, 5/25/2038 (a)	EUR	194,000	157,399
1.50%, 5/25/2031 (a)	EUR	1,055,000	1,022,037
1.50%, 5/25/2050 (a)	EUR	265,000	182,738
1.75%, 6/25/2039 (a)	EUR	665,000	571,219
1.75%, 5/25/2066 (a)	EUR	350,000	230,350
2.00%, 11/25/2032 (a)	EUR	350,000	343,266
2.00%, 5/25/2048 (a)	EUR	576,000	457,149
2.50%, 9/24/2026 (a)	EUR	1,110,000	1,173,792
2.50%, 5/25/2030 (a)	EUR	1,895,000	1,972,790
2.50%, 5/25/2043 (a)	EUR	394,000	358,341
2.75%, 10/25/2027 (a)	EUR	1,423,000	1,510,667
2.75%, 2/25/2029 (a)	EUR	1,355,000	1,433,933
2.75%, 2/25/2030 (a)	EUR	325,000	341,990
3.00%, 5/25/2033 (a)	EUR	1,782,000	1,880,186
3.00%, 5/25/2054 (a)	EUR	665,000	620,421
3.25%, 5/25/2045 (a)	EUR	1,191,000	1,210,242
3.50%, 4/25/2026 (a)	EUR	1,771,000	1,909,576
3.50%, 11/25/2033 (a)	EUR	950,000	1,038,842
4.00%, 10/25/2038 (a)	EUR	956,000	1,084,840
4.00%, 4/25/2055 (a)	EUR	906,000	1,020,451
4.00%, 4/25/2060 (a)	EUR	449,000	509,944
4.50%, 4/25/2041 (a)	EUR	1,330,000	1,596,301
4.75%, 4/25/2035 (a)	EUR	966,000	1,168,193
5.50%, 4/25/2029 (a)	EUR	872,000	1,034,794
5.75%, 10/25/2032 (a)	EUR	1,104,000	1,401,864
Security Description		Principal Amount	Value
6.00%, 10/25/2025 (a)	EUR	1,470,000	$1,629,150
			43,099,261
GERMANY — 4.5%
Bundesobligation:
Series 182, Zero Coupon, 10/10/2025	EUR	866,000	893,777
Series 183, Zero Coupon, 4/10/2026	EUR	744,000	759,255
Series 184, Zero Coupon, 10/9/2026	EUR	501,000	505,374
Series 186, 1.30%, 10/15/2027	EUR	957,000	986,071
2.10%, 4/12/2029	EUR	339,000	357,339
Series 187, 2.20%, 4/13/2028	EUR	650,000	688,681
Series 188, 2.40%, 10/19/2028	EUR	1,275,000	1,361,057
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	565,998
Zero Coupon, 11/15/2027	EUR	371,000	365,424
Zero Coupon, 11/15/2028	EUR	542,000	522,808
Zero Coupon, 8/15/2029	EUR	429,000	407,079
Zero Coupon, 2/15/2030	EUR	484,000	453,973
Zero Coupon, 8/15/2030	EUR	892,000	828,046
Zero Coupon, 2/15/2031	EUR	595,000	545,578
Zero Coupon, 8/15/2031	EUR	709,000	643,052
Zero Coupon, 2/15/2032	EUR	260,000	232,728
Zero Coupon, 5/15/2036	EUR	430,000	340,825
Zero Coupon, 8/15/2050	EUR	1,449,000	786,326
Zero Coupon, 8/15/2052	EUR	900,000	465,186
0.25%, 2/15/2027	EUR	622,000	627,352
0.25%, 8/15/2028	EUR	713,000	699,211
0.25%, 2/15/2029	EUR	120,000	116,606
0.50%, 2/15/2026	EUR	662,000	683,351
0.50%, 8/15/2027	EUR	763,000	768,273
0.50%, 2/15/2028	EUR	787,000	786,027
1.00%, 5/15/2038	EUR	593,000	515,372
1.25%, 8/15/2048	EUR	536,000	430,251
1.70%, 8/15/2032	EUR	750,000	761,923
1.80%, 8/15/2053	EUR	1,092,000	966,049
2.10%, 11/15/2029	EUR	863,000	908,693
2.30%, 2/15/2033	EUR	1,448,000	1,534,960

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 7Y, 2.40%, 11/15/2030	EUR	597,000	$638,134
2.50%, 7/4/2044	EUR	844,000	876,566
2.50%, 8/15/2046	EUR	789,000	817,544
Series 10Y, 2.60%, 8/15/2033	EUR	874,000	947,147
3.25%, 7/4/2042	EUR	972,000	1,121,851
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,450,131
Series 2007, 4.25%, 7/4/2039	EUR	1,155,000	1,476,403
Series 98, 4.75%, 7/4/2028	EUR	1,082,000	1,258,198
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,195,991
Series 08, 4.75%, 7/4/2040	EUR	946,000	1,284,439
5.50%, 1/4/2031	EUR	1,263,000	1,596,783
Series 98, 5.63%, 1/4/2028	EUR	1,319,000	1,557,949
6.25%, 1/4/2030	EUR	1,059,000	1,353,536
Series 97, 6.50%, 7/4/2027	EUR	1,043,000	1,241,575
Bundesschatzanweisungen:
2.50%, 3/19/2026	EUR	300,000	319,423
Series 2Y, 3.10%, 9/18/2025	EUR	700,000	750,345
Series 2Y, 3.10%, 12/12/2025	EUR	600,000	643,917
			39,036,577
GREECE — 0.8%
Hellenic Republic Government Bonds:
1.50%, 6/18/2030 (a)	EUR	1,000,000	964,114
1.88%, 7/23/2026 (a)	EUR	750,000	788,460
1.88%, 1/24/2052 (a)	EUR	350,000	238,022
3.38%, 6/15/2034 (a)	EUR	250,000	260,315
3.88%, 6/15/2028 (a)	EUR	1,000,000	1,098,390
4.13%, 6/15/2054 (a)	EUR	100,000	102,877
4.25%, 6/15/2033 (a)	EUR	1,250,000	1,403,698
4.38%, 7/18/2038 (a)	EUR	1,750,000	1,948,900
			6,804,776
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,650,000	197,786
1.59%, 3/4/2036	HKD	200,000	20,729
1.68%, 1/21/2026	HKD	1,500,000	185,726
1.89%, 3/2/2032	HKD	800,000	92,560
1.97%, 1/17/2029	HKD	400,000	48,169
2.02%, 3/7/2034	HKD	300,000	33,659
2.13%, 7/16/2030	HKD	500,000	59,787
			638,416
Security Description		Principal Amount	Value
HUNGARY — 0.4%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	68,700,000	$170,697
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	158,855
Series 29/A, 2.00%, 5/23/2029	HUF	50,000,000	109,794
Series 33/A, 2.25%, 4/20/2033	HUF	66,720,000	127,856
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	73,492
Series 26/D, 2.75%, 12/22/2026	HUF	80,780,000	200,345
Series 27/A, 3.00%, 10/27/2027	HUF	123,260,000	298,823
Series 30/A, 3.00%, 8/21/2030	HUF	104,210,000	231,078
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	184,716
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	76,027
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	294,231
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	381,039
4.50%, 5/27/2032	HUF	71,000,000	165,877
Series 32/A, 4.75%, 11/24/2032	HUF	183,000,000	432,355
Series 28/A, 6.75%, 10/22/2028	HUF	228,870,000	621,975
Series 26/H, 9.50%, 10/21/2026	HUF	49,900,000	143,345
			3,670,505
INDONESIA — 2.6%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	8,524,000,000	499,572
Series FR86, 5.50%, 4/15/2026	IDR	8,050,000,000	481,922
Series FR64, 6.13%, 5/15/2028	IDR	39,671,000,000	2,367,603
Series FR88, 6.25%, 6/15/2036	IDR	5,270,000,000	299,544
Series FR95, 6.38%, 8/15/2028	IDR	19,328,000,000	1,160,326
Series FR91, 6.38%, 4/15/2032	IDR	18,992,000,000	1,114,880
Series FR93, 6.38%, 7/15/2037	IDR	5,605,000,000	321,099
Series FR87, 6.50%, 2/15/2031	IDR	24,990,000,000	1,476,805
Series FR65, 6.63%, 5/15/2033	IDR	40,445,000,000	2,387,231
Series 100, 6.63%, 2/15/2034	IDR	11,950,000,000	706,535

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 101, 6.88%, 4/15/2029	IDR	9,656,000,000	$587,545
Series FR89, 6.88%, 8/15/2051	IDR	8,315,000,000	489,125
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	2,762,016
Series FR82, 7.00%, 9/15/2030	IDR	11,000,000,000	671,037
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	983,186
Series FR98, 7.13%, 6/15/2038	IDR	9,658,000,000	589,406
Series FR92, 7.13%, 6/15/2042	IDR	18,230,000,000	1,109,200
Series FR97, 7.13%, 6/15/2043	IDR	8,000,000,000	487,988
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	677,471
Series FR75, 7.50%, 5/15/2038	IDR	15,342,000,000	964,579
Series FR83, 7.50%, 4/15/2040	IDR	12,980,000,000	819,547
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	4,346,000,000	261,859
Series PBS, 6.50%, 6/15/2039	IDR	2,814,000,000	167,118
Series PBS, 6.75%, 6/15/2047	IDR	4,500,000,000	261,113
Series PBS, 6.88%, 3/15/2036	IDR	10,000,000,000	616,322
			22,263,029
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	713,000	623,651
0.20%, 5/15/2027	EUR	371,000	369,231
0.20%, 10/18/2030	EUR	603,000	550,318
0.35%, 10/18/2032	EUR	673,000	589,683
0.40%, 5/15/2035	EUR	319,900	260,969
0.55%, 4/22/2041	EUR	219,000	155,094
0.90%, 5/15/2028	EUR	905,000	904,029
1.00%, 5/15/2026	EUR	335,000	346,297
1.10%, 5/15/2029	EUR	980,000	971,836
1.30%, 5/15/2033	EUR	531,000	499,718
1.35%, 3/18/2031	EUR	687,000	671,442
1.50%, 5/15/2050	EUR	702,000	524,025
1.70%, 5/15/2037	EUR	813,000	743,596
2.00%, 2/18/2045	EUR	1,010,000	886,628
2.40%, 5/15/2030	EUR	939,000	985,709
2.60%, 10/18/2034	EUR	382,000	396,904
3.00%, 10/18/2043	EUR	400,000	416,448
			9,895,578
Security Description		Principal Amount	Value
ISRAEL — 0.7%
Israel Government Bonds - Fixed:
Series 0226, 0.50%, 2/27/2026	ILS	1,915,000	$477,295
Series 0330, 1.00%, 3/31/2030	ILS	3,355,000	727,171
Series 0432, 1.30%, 4/30/2032	ILS	2,310,000	474,209
Series 0537, 1.50%, 5/31/2037	ILS	2,655,000	438,999
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	620,128
Series 0327, 2.00%, 3/31/2027	ILS	2,365,000	588,833
Series 0928, 2.25%, 9/28/2028	ILS	2,935,000	710,806
Series 1152, 2.80%, 11/29/2052	ILS	1,387,000	226,140
Series 0229, 3.75%, 2/28/2029	ILS	1,025,000	262,352
Series 0347, 3.75%, 3/31/2047	ILS	2,045,000	422,960
Series 0142, 5.50%, 1/31/2042	ILS	2,948,000	801,716
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	411,389
			6,161,998
ITALY — 4.5%
Italy Buoni Poliennali del Tesoro 3.50%, 2/15/2031 (a)	EUR	1,137,000	1,202,619
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	317,000	320,219
Series 5Y, Zero Coupon, 8/1/2026	EUR	250,000	249,824
Series 10Y, 0.60%, 8/1/2031 (a)	EUR	45,000	38,935
Series 8Y, 0.85%, 1/15/2027	EUR	348,000	350,336
Series 11Y, 0.90%, 4/1/2031	EUR	215,000	192,245
Series 7Y, 0.95%, 9/15/2027	EUR	585,000	581,080
Series 10Y, 0.95%, 8/1/2030	EUR	235,000	215,014
Series 10Y, 0.95%, 12/1/2031 (a)	EUR	265,000	233,014
Series 10Y, 0.95%, 6/1/2032	EUR	189,000	163,512
Series 16Y, 0.95%, 3/1/2037 (a)	EUR	186,000	136,821
Series 3Y, 1.20%, 8/15/2025	EUR	214,000	223,483

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 1.25%, 12/1/2026	EUR	438,000	$446,673
Series 11Y, 1.35%, 4/1/2030	EUR	567,000	537,196
Series 16Y, 1.45%, 3/1/2036 (a)	EUR	268,000	216,855
Series 34Y, 1.50%, 4/30/2045 (a)	EUR	300,000	196,153
Series 10Y, 1.60%, 6/1/2026	EUR	348,000	360,696
Series 10Y, 1.65%, 12/1/2030 (a)	EUR	669,000	634,238
Series 17Y, 1.65%, 3/1/2032 (a)	EUR	627,000	578,454
Series 31Y, 1.70%, 9/1/2051 (a)	EUR	150,000	93,885
Series 10Y, 2.00%, 12/1/2025	EUR	508,000	533,850
Series 10Y, 2.00%, 2/1/2028	EUR	576,000	588,439
Series 10Y, 2.05%, 8/1/2027	EUR	503,000	518,334
Series 7Y, 2.10%, 7/15/2026	EUR	477,000	498,367
Series 30Y, 2.15%, 9/1/2052 (a)	EUR	159,000	108,516
Series 50Y, 2.15%, 3/1/2072 (a)	EUR	190,000	118,745
Series 10Y, 2.20%, 6/1/2027	EUR	400,000	414,989
Series 20Y, 2.25%, 9/1/2036 (a)	EUR	395,000	347,690
Series 15Y, 2.45%, 9/1/2033 (a)	EUR	577,000	549,769
2.45%, 9/1/2050 (a)	EUR	444,000	330,892
Series 7Y, 2.50%, 11/15/2025	EUR	493,000	521,927
Series 5Y, 2.65%, 12/1/2027	EUR	435,000	455,214
Series 31Y, 2.70%, 3/1/2047 (a)	EUR	287,000	232,734
Series 10Y, 2.80%, 12/1/2028	EUR	1,052,000	1,097,998
Series 7Y, 2.80%, 6/15/2029	EUR	633,000	656,011
Series 50Y, 2.80%, 3/1/2067 (a)	EUR	45,000	33,883
Series 20Y, 2.95%, 9/1/2038 (a)	EUR	158,000	145,731
Series 10Y, 3.00%, 8/1/2029	EUR	972,000	1,016,252
Series 21Y, 3.10%, 3/1/2040 (a)	EUR	205,000	188,921
Series 16Y, 3.25%, 3/1/2038 (a)	EUR	287,000	274,997
Series 31Y, 3.25%, 9/1/2046 (a)	EUR	431,000	386,134
Security Description		Principal Amount	Value
3.35%, 7/1/2029	EUR	477,000	$506,393
Series 26Y, 3.35%, 3/1/2035 (a)	EUR	794,000	798,295
Series 5Y, 3.40%, 4/1/2028	EUR	569,000	609,127
Series 31Y, 3.45%, 3/1/2048 (a)	EUR	741,000	679,791
Series 16Y, 3.50%, 3/1/2030 (a)	EUR	886,000	945,965
Series 2Y, 3.60%, 9/29/2025	EUR	300,000	321,782
3.70%, 6/15/2030	EUR	604,000	648,635
3.80%, 4/15/2026	EUR	600,000	646,999
Series 5Y, 3.80%, 8/1/2028	EUR	816,000	885,228
Series 3Y, 3.85%, 9/15/2026	EUR	600,000	648,966
3.85%, 7/1/2034	EUR	608,000	642,344
Series 30Y, 3.85%, 9/1/2049 (a)	EUR	683,000	662,465
Series 7Y, 4.00%, 11/15/2030	EUR	494,000	538,301
Series 8Y, 4.00%, 10/30/2031 (a)	EUR	310,000	337,858
Series 13Y, 4.00%, 4/30/2035 (a)	EUR	571,000	609,362
Series 31Y, 4.00%, 2/1/2037 (a)	EUR	1,219,000	1,290,133
4.10%, 2/1/2029	EUR	344,000	377,873
Series 10Y, 4.20%, 3/1/2034	EUR	500,000	544,489
4.35%, 11/1/2033	EUR	141,000	155,638
4.45%, 9/1/2043 (a)	EUR	250,000	267,324
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	907,000	988,669
Series 30Y, 4.50%, 10/1/2053 (a)	EUR	200,000	212,423
Series 15Y, 4.75%, 9/1/2028 (a)	EUR	1,041,000	1,170,919
Series 31Y, 4.75%, 9/1/2044 (a)	EUR	781,000	870,723
Series 31Y, 5.00%, 8/1/2034 (a)	EUR	906,000	1,049,733
Series 32Y, 5.00%, 8/1/2039 (a)	EUR	753,000	863,924
Series 31Y, 5.00%, 9/1/2040 (a)	EUR	808,000	926,593
Series 31Y, 5.25%, 11/1/2029	EUR	731,000	848,557
Series 31Y, 5.75%, 2/1/2033	EUR	617,000	748,954
Series 31Y, 6.00%, 5/1/2031	EUR	1,112,000	1,357,564
Series 30Y, 6.50%, 11/1/2027	EUR	1,116,000	1,312,954

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 30Y, 7.25%, 11/1/2026	EUR	755,000	$879,011
			39,337,637
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	255,350,000	1,579,373
Series 148, 0.01%, 6/20/2026	JPY	168,000,000	1,037,326
Series 149, 0.01%, 9/20/2026	JPY	113,900,000	702,596
Series 150, 0.01%, 12/20/2026	JPY	296,350,000	1,826,128
Series 151, 0.01%, 3/20/2027	JPY	171,450,000	1,055,175
Series 153, 0.01%, 6/20/2027	JPY	240,000,000	1,475,211
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	1,862,701
Series 146, 0.10%, 12/20/2025	JPY	267,700,000	1,660,735
Series 152, 0.10%, 3/20/2027	JPY	119,950,000	740,124
Series 154, 0.10%, 9/20/2027	JPY	230,450,000	1,418,759
Series 158, 0.10%, 3/20/2028	JPY	158,200,000	970,630
Series 159, 0.10%, 6/20/2028	JPY	112,000,000	685,869
Series 156, 0.20%, 12/20/2027	JPY	138,000,000	851,163
Series 157, 0.20%, 3/20/2028	JPY	135,000,000	831,384
Series 160, 0.20%, 6/20/2028	JPY	179,650,000	1,104,458
0.20%, 12/20/2028	JPY	150,000,000	918,323
Series 155, 0.30%, 12/20/2027	JPY	178,250,000	1,103,209
Series 161, 0.30%, 6/20/2028	JPY	128,500,000	793,104
Series 162, 0.30%, 9/20/2028	JPY	100,000,000	616,207
0.30%, 12/20/2028	JPY	175,000,000	1,076,121
Series 163, 0.40%, 9/20/2028	JPY	209,350,000	1,295,404
0.40%, 12/20/2028	JPY	200,000,000	1,235,273
0.40%, 3/20/2029	JPY	150,000,000	924,981
0.50%, 3/20/2029	JPY	150,000,000	928,292
0.60%, 3/20/2029	JPY	85,000,000	528,981
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	64,200,000	236,689
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	334,291
Security Description		Principal Amount	Value
Series 13, 0.50%, 3/20/2060	JPY	113,000,000	$402,588
Series 14, 0.70%, 3/20/2061	JPY	117,350,000	444,669
Series 11, 0.80%, 3/20/2058	JPY	100,500,000	416,944
Series 10, 0.90%, 3/20/2057	JPY	112,750,000	490,006
Series 15, 1.00%, 3/20/2062	JPY	145,050,000	607,531
Series 16, 1.30%, 3/20/2063	JPY	150,600,000	693,091
Series 8, 1.40%, 3/20/2055	JPY	82,250,000	423,670
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	581,487
Series 6, 1.90%, 3/20/2053	JPY	61,350,000	361,628
Series 5, 2.00%, 3/20/2052	JPY	62,100,000	376,379
Series 2, 2.20%, 3/20/2049	JPY	92,750,000	595,650
Series 3, 2.20%, 3/20/2050	JPY	58,600,000	374,051
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	397,015
Series 1, 2.40%, 3/20/2048	JPY	70,200,000	469,610
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	285,450,000	1,768,438
Series 343, 0.10%, 6/20/2026	JPY	297,600,000	1,841,009
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	1,944,398
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	1,922,355
Series 346, 0.10%, 3/20/2027	JPY	311,050,000	1,919,263
Series 347, 0.10%, 6/20/2027	JPY	266,750,000	1,644,162
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	1,933,132
Series 349, 0.10%, 12/20/2027	JPY	278,550,000	1,712,080
Series 350, 0.10%, 3/20/2028	JPY	406,750,000	2,495,598
Series 351, 0.10%, 6/20/2028	JPY	229,250,000	1,403,889
Series 352, 0.10%, 9/20/2028	JPY	268,000,000	1,637,672
Series 353, 0.10%, 12/20/2028	JPY	249,350,000	1,519,801
Series 354, 0.10%, 3/20/2029	JPY	159,050,000	967,174

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 355, 0.10%, 6/20/2029	JPY	314,600,000	$1,909,191
Series 356, 0.10%, 9/20/2029	JPY	255,950,000	1,551,166
Series 357, 0.10%, 12/20/2029	JPY	328,500,000	1,986,908
Series 358, 0.10%, 3/20/2030	JPY	351,500,000	2,120,166
Series 359, 0.10%, 6/20/2030	JPY	154,700,000	931,152
Series 360, 0.10%, 9/20/2030	JPY	252,650,000	1,516,261
Series 361, 0.10%, 12/20/2030	JPY	276,400,000	1,653,744
Series 362, 0.10%, 3/20/2031	JPY	551,100,000	3,287,141
Series 363, 0.10%, 6/20/2031	JPY	295,650,000	1,757,781
Series 364, 0.10%, 9/20/2031	JPY	287,500,000	1,703,285
Series 365, 0.10%, 12/20/2031	JPY	405,000,000	2,389,490
Series 366, 0.20%, 3/20/2032	JPY	303,000,000	1,794,982
Series 367, 0.20%, 6/20/2032	JPY	399,150,000	2,358,027
Series 368, 0.20%, 9/20/2032	JPY	309,500,000	1,822,367
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	1,770,157
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	1,851,747
Series 371, 0.40%, 6/20/2033	JPY	312,550,000	1,850,566
Series 369, 0.50%, 12/20/2032	JPY	323,000,000	1,942,940
Series 370, 0.50%, 3/20/2033	JPY	306,800,000	1,838,912
Series 373, 0.60%, 12/20/2033	JPY	400,000,000	2,394,405
0.70%, 12/20/2033	JPY	142,100,000	858,570
Series 372, 0.80%, 9/20/2033	JPY	375,000,000	2,294,969
0.80%, 3/20/2034	JPY	376,900,000	2,290,172
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	107,750,000	474,318
Series 64, 0.40%, 9/20/2049	JPY	45,600,000	191,752
Series 65, 0.40%, 12/20/2049	JPY	64,150,000	268,221
Series 66, 0.40%, 3/20/2050	JPY	28,800,000	119,699
Series 52, 0.50%, 9/20/2046	JPY	113,750,000	523,118
Security Description		Principal Amount	Value
Series 62, 0.50%, 3/20/2049	JPY	77,300,000	$337,850
Series 53, 0.60%, 12/20/2046	JPY	102,250,000	479,328
Series 67, 0.60%, 6/20/2050	JPY	61,650,000	270,082
Series 68, 0.60%, 9/20/2050	JPY	65,000,000	283,647
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	266,663
Series 61, 0.70%, 12/20/2048	JPY	77,500,000	358,781
Series 69, 0.70%, 12/20/2050	JPY	88,550,000	395,607
Series 70, 0.70%, 3/20/2051	JPY	65,000,000	289,288
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	400,634
Series 72, 0.70%, 9/20/2051	JPY	87,300,000	385,035
Series 73, 0.70%, 12/20/2051	JPY	96,150,000	422,502
Series 50, 0.80%, 3/20/2046	JPY	58,650,000	292,164
Series 54, 0.80%, 3/20/2047	JPY	105,750,000	517,528
Series 55, 0.80%, 6/20/2047	JPY	96,500,000	470,598
Series 56, 0.80%, 9/20/2047	JPY	89,650,000	435,058
Series 57, 0.80%, 12/20/2047	JPY	89,250,000	430,998
Series 58, 0.80%, 3/20/2048	JPY	111,550,000	536,884
Series 60, 0.90%, 9/20/2048	JPY	85,150,000	416,592
Series 74, 1.00%, 3/20/2052	JPY	123,350,000	587,243
Series 79, 1.20%, 6/20/2053	JPY	192,800,000	957,024
Series 75, 1.30%, 6/20/2052	JPY	150,000,000	770,095
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	478,062
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	517,753
Series 76, 1.40%, 9/20/2052	JPY	154,500,000	811,552
Series 78, 1.40%, 3/20/2053	JPY	182,400,000	953,444
Series 45, 1.50%, 12/20/2044	JPY	90,050,000	523,814
Series 46, 1.50%, 3/20/2045	JPY	82,650,000	479,464
Series 47, 1.60%, 6/20/2045	JPY	113,550,000	669,914

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 77, 1.60%, 12/20/2052	JPY	100,000,000	$550,093
1.60%, 12/20/2053	JPY	65,000,000	355,451
Series 11, 1.70%, 6/20/2033	JPY	75,250,000	497,690
Series 41, 1.70%, 12/20/2043	JPY	143,000,000	871,246
Series 42, 1.70%, 3/20/2044	JPY	57,550,000	349,604
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	608,913
Series 44, 1.70%, 9/20/2044	JPY	72,800,000	439,597
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	398,749
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	433,916
Series 80, 1.80%, 9/20/2053	JPY	130,000,000	746,268
1.80%, 3/20/2054	JPY	210,000,000	1,202,768
Series 37, 1.90%, 9/20/2042	JPY	97,300,000	618,423
Series 39, 1.90%, 6/20/2043	JPY	79,500,000	502,408
Series 13, 2.00%, 12/20/2033	JPY	99,700,000	675,209
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	721,459
Series 35, 2.00%, 9/20/2041	JPY	132,450,000	861,790
Series 36, 2.00%, 3/20/2042	JPY	131,750,000	853,639
Series 34, 2.20%, 3/20/2041	JPY	101,400,000	680,677
Series 21, 2.30%, 12/20/2035	JPY	42,000,000	290,749
Series 25, 2.30%, 12/20/2036	JPY	72,550,000	501,712
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	681,189
Series 32, 2.30%, 3/20/2040	JPY	104,650,000	713,931
Series 14, 2.40%, 3/20/2034	JPY	76,150,000	532,686
Series 17, 2.40%, 12/20/2034	JPY	50,000,000	349,546
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	484,045
Series 29, 2.40%, 9/20/2038	JPY	70,750,000	491,683
Series 15, 2.50%, 6/20/2034	JPY	85,900,000	605,887
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	141,059
Series 20, 2.50%, 9/20/2035	JPY	33,000,000	233,035
Security Description		Principal Amount	Value
Series 22, 2.50%, 3/20/2036	JPY	69,400,000	$489,584
Series 24, 2.50%, 9/20/2036	JPY	32,000,000	225,886
Series 27, 2.50%, 9/20/2037	JPY	71,550,000	504,657
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	682,235
Series 169, 0.30%, 6/20/2039	JPY	72,450,000	375,915
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	246,501
Series 171, 0.30%, 12/20/2039	JPY	116,900,000	599,754
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	642,035
Series 168, 0.40%, 3/20/2039	JPY	64,000,000	339,332
Series 172, 0.40%, 3/20/2040	JPY	95,150,000	493,625
Series 173, 0.40%, 6/20/2040	JPY	73,850,000	380,838
Series 174, 0.40%, 9/20/2040	JPY	71,200,000	365,370
Series 177, 0.40%, 6/20/2041	JPY	256,650,000	1,296,221
Series 158, 0.50%, 9/20/2036	JPY	143,550,000	812,397
Series 164, 0.50%, 3/20/2038	JPY	71,550,000	393,303
Series 165, 0.50%, 6/20/2038	JPY	49,000,000	267,794
Series 167, 0.50%, 12/20/2038	JPY	59,800,000	323,781
Series 175, 0.50%, 12/20/2040	JPY	134,600,000	698,914
Series 176, 0.50%, 3/20/2041	JPY	128,150,000	662,300
Series 178, 0.50%, 9/20/2041	JPY	249,100,000	1,273,529
Series 179, 0.50%, 12/20/2041	JPY	139,050,000	707,447
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	513,508
Series 161, 0.60%, 6/20/2037	JPY	116,550,000	658,682
Series 162, 0.60%, 9/20/2037	JPY	107,850,000	606,832
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	537,990
Series 160, 0.70%, 3/20/2037	JPY	119,650,000	688,348
Series 166, 0.70%, 9/20/2038	JPY	104,800,000	586,629

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 180, 0.80%, 3/20/2042	JPY	130,000,000	$694,925
Series 181, 0.90%, 6/20/2042	JPY	136,500,000	738,947
Series 155, 1.00%, 12/20/2035	JPY	163,050,000	988,578
Series 182, 1.10%, 9/20/2042	JPY	210,900,000	1,177,387
Series 184, 1.10%, 3/20/2043	JPY	162,400,000	900,045
Series 185, 1.10%, 6/20/2043	JPY	240,000,000	1,324,983
Series 151, 1.20%, 12/20/2034	JPY	177,000,000	1,107,950
Series 152, 1.20%, 3/20/2035	JPY	173,100,000	1,080,385
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	652,163
Series 153, 1.30%, 6/20/2035	JPY	210,000,000	1,320,548
1.30%, 12/20/2043	JPY	135,000,000	767,778
Series 150, 1.40%, 9/20/2034	JPY	172,500,000	1,103,524
Series 183, 1.40%, 12/20/2042	JPY	137,600,000	806,174
1.50%, 3/20/2033	JPY	86,200,000	561,618
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,022,924
Series 149, 1.50%, 6/20/2034	JPY	205,900,000	1,331,592
Series 186, 1.50%, 9/20/2043	JPY	185,000,000	1,091,277
Series 136, 1.60%, 3/20/2032	JPY	112,600,000	740,083
Series 139, 1.60%, 6/20/2032	JPY	75,000,000	493,216
Series 143, 1.60%, 3/20/2033	JPY	29,850,000	195,981
Series 147, 1.60%, 12/20/2033	JPY	183,650,000	1,202,059
1.60%, 3/20/2044	JPY	110,000,000	656,369
Series 135, 1.70%, 3/20/2032	JPY	101,400,000	671,531
Series 137, 1.70%, 6/20/2032	JPY	50,000,000	331,108
Series 140, 1.70%, 9/20/2032	JPY	84,000,000	556,245
Series 141, 1.70%, 12/20/2032	JPY	100,000,000	662,247
Series 145, 1.70%, 6/20/2033	JPY	200,750,000	1,327,726
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,174,173
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	631,498
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,013,669
Security Description		Principal Amount	Value
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	$576,973
Series 134, 1.80%, 3/20/2032	JPY	75,000,000	500,084
Series 142, 1.80%, 12/20/2032	JPY	33,450,000	223,160
Series 108, 1.90%, 12/20/2028	JPY	79,500,000	523,812
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	358,402
Series 121, 1.90%, 9/20/2030	JPY	88,200,000	589,234
Series 93, 2.00%, 3/20/2027	JPY	86,750,000	562,958
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	286,209
Series 92, 2.10%, 12/20/2026	JPY	112,600,000	729,870
Series 94, 2.10%, 3/20/2027	JPY	135,800,000	883,536
Series 96, 2.10%, 6/20/2027	JPY	47,800,000	312,156
Series 99, 2.10%, 12/20/2027	JPY	92,250,000	606,392
Series 105, 2.10%, 9/20/2028	JPY	82,550,000	547,280
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	332,155
Series 113, 2.10%, 9/20/2029	JPY	150,750,000	1,009,498
Series 117, 2.10%, 3/20/2030	JPY	167,550,000	1,127,353
Series 90, 2.20%, 9/20/2026	JPY	82,550,000	534,009
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	899,184
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	549,226
Series 106, 2.20%, 9/20/2028	JPY	72,200,000	480,539
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	506,243
Series 125, 2.20%, 3/20/2031	JPY	56,650,000	386,172
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	459,687
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	707,307
Japan Government Two Year Bonds:
Series 450, 0.01%, 7/1/2025	JPY	78,950,000	490,019
Series 451, 0.01%, 8/1/2025	JPY	75,000,000	465,372
Series 452, 0.01%, 9/1/2025	JPY	153,500,000	952,175

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 453, 0.01%, 10/1/2025	JPY	71,800,000	$445,235
Series 455, 0.01%, 12/1/2025	JPY	148,000,000	916,853
Series 454, 0.10%, 11/1/2025	JPY	196,000,000	1,216,355
Series 456, 0.10%, 1/1/2026	JPY	123,500,000	765,852
Series 457, 0.10%, 2/1/2026	JPY	157,000,000	973,105
0.20%, 3/1/2026	JPY	143,000,000	887,478
0.20%, 4/1/2026	JPY	100,000,000	620,316
0.30%, 5/1/2026	JPY	155,850,000	968,167
0.40%, 6/1/2026	JPY	111,000,000	690,669
0.40%, 7/1/2026 (c)	JPY	166,000,000	1,032,799
			198,533,974
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	100,000	99,673
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	104,058
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	293,593
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	79,786
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	410,426
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	216,484
			1,204,020
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	78,997
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	138,149
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	69,813
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	203,113
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	104,531
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	252,191
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	272,915
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	164,685
			1,284,394
Security Description		Principal Amount	Value
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	154,000	$153,863
0.63%, 2/1/2027	EUR	188,000	189,340
1.38%, 5/25/2029	EUR	100,000	99,704
2.25%, 3/19/2028	EUR	80,000	83,609
3.00%, 3/2/2033	EUR	600,000	645,064
3.25%, 3/2/2043	EUR	250,000	268,774
			1,440,354
MALAYSIA — 2.3%
Malaysia Government Bonds:
Series 0223, 3.52%, 4/20/2028	MYR	2,560,000	540,836
Series 0122, 3.58%, 7/15/2032	MYR	3,050,000	634,261
Series 0513, 3.73%, 6/15/2028	MYR	3,350,000	712,895
Series 0519, 3.76%, 5/22/2040	MYR	1,000,000	204,348
Series 0419, 3.83%, 7/5/2034	MYR	1,000,000	211,143
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	819,348
Series 0219, 3.89%, 8/15/2029	MYR	2,260,000	483,824
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	428,481
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	604,122
Series 0119, 3.91%, 7/15/2026	MYR	800,000	171,129
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	544,668
4.05%, 4/18/2039	MYR	1,350,000	287,233
Series 0120, 4.07%, 6/15/2050	MYR	2,175,000	449,322
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	373,922
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	293,531
Series 0311, 4.39%, 4/15/2026	MYR	300,000	64,661
Series 0123, 4.46%, 3/31/2053	MYR	2,500,000	549,364
Series 0322, 4.50%, 4/30/2029	MYR	4,375,000	961,485
Series 0222, 4.70%, 10/15/2042	MYR	2,110,000	480,401
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	609,523
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	654,205

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	$446,491
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	1,705,000	359,992
Series 0121, 3.45%, 7/15/2036	MYR	1,000,000	201,317
Series 0220, 3.47%, 10/15/2030	MYR	1,800,000	375,110
Series 123, 3.60%, 7/31/2028	MYR	1,570,000	332,402
Series 0319, 3.73%, 3/31/2026	MYR	2,775,000	591,177
3.80%, 10/8/2031	MYR	2,200,000	466,543
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	267,274
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	267,224
Series 0316, 4.07%, 9/30/2026	MYR	3,900,000	837,452
Series 0619, 4.12%, 11/30/2034	MYR	2,275,000	491,992
Series 0122, 4.19%, 10/7/2032	MYR	2,175,000	471,800
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	217,624
Series 0117, 4.26%, 7/26/2027	MYR	1,220,000	263,902
4.28%, 3/23/2054	MYR	500,000	106,659
Series 0223, 4.29%, 8/14/2043	MYR	2,550,000	551,366
Series 0221, 4.42%, 9/30/2041	MYR	1,500,000	331,069
Series 0219, 4.47%, 9/15/2039	MYR	1,125,000	250,755
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	665,607
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	360,881
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	479,157
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	575,577
Series 0417, 4.90%, 5/8/2047	MYR	1,530,000	356,740
Series 0913, 4.94%, 12/6/2028	MYR	725,000	161,684
Series 0222, 5.36%, 5/15/2052	MYR	1,650,000	411,669
			19,920,166
MEXICO — 1.9%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	21,070,000	1,023,293
Series M, 5.75%, 3/5/2026	MXN	33,453,000	1,690,771
Security Description		Principal Amount	Value
Series M, 7.00%, 9/3/2026	MXN	20,960,000	$1,065,119
Series M 20, 7.50%, 6/3/2027	MXN	33,677,000	1,712,590
Series M, 7.50%, 5/26/2033	MXN	23,372,000	1,099,649
Series M, 7.75%, 5/29/2031	MXN	43,679,000	2,128,711
Series M, 7.75%, 11/23/2034	MXN	6,327,000	297,750
Series M, 7.75%, 11/13/2042	MXN	23,975,000	1,056,235
Series M, 8.00%, 11/7/2047	MXN	22,858,000	1,020,388
Series M, 8.00%, 7/31/2053	MXN	21,080,000	930,549
Series M, 8.50%, 3/1/2029	MXN	10,050,000	517,195
Series M 20, 8.50%, 5/31/2029	MXN	32,070,000	1,650,214
Series M 30, 8.50%, 11/18/2038	MXN	26,713,000	1,294,300
Series M 30, 10.00%, 11/20/2036	MXN	12,030,000	662,175
			16,148,939
NETHERLANDS — 3.4%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,209,000	1,238,798
Zero Coupon, 1/15/2027 (a)	EUR	1,289,900	1,289,487
Zero Coupon, 1/15/2029 (a)	EUR	1,264,000	1,199,884
Zero Coupon, 7/15/2030 (a)	EUR	1,262,000	1,151,993
Zero Coupon, 7/15/2031 (a)	EUR	1,138,000	1,009,471
Zero Coupon, 1/15/2038 (a)	EUR	765,000	554,075
Zero Coupon, 1/15/2052 (a)	EUR	1,298,000	647,700
0.25%, 7/15/2025 (a)	EUR	675,000	702,158
0.25%, 7/15/2029 (a)	EUR	1,012,000	962,191
0.50%, 7/15/2026 (a)	EUR	1,475,000	1,508,946
0.50%, 7/15/2032 (a)	EUR	832,000	748,782
0.50%, 1/15/2040 (a)	EUR	847,000	636,629
0.75%, 7/15/2027 (a)	EUR	1,487,000	1,503,184
0.75%, 7/15/2028 (a)	EUR	1,830,000	1,817,571
2.00%, 1/15/2054 (a)	EUR	987,000	869,728
2.50%, 1/15/2030 (a)	EUR	1,011,000	1,071,668
2.50%, 1/15/2033 (a)	EUR	1,652,000	1,738,294
2.50%, 7/15/2033 (a)	EUR	936,000	980,872
2.50%, 7/15/2034 (a)	EUR	650,000	677,271
2.75%, 1/15/2047 (a)	EUR	2,283,000	2,382,108
3.75%, 1/15/2042 (a)	EUR	2,153,000	2,560,751

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 1/15/2037 (a)	EUR	2,210,000	$2,639,072
5.50%, 1/15/2028 (a)	EUR	1,470,000	1,721,778
			29,612,411
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	600,000	310,070
0.50%, 5/15/2026	NZD	875,000	491,796
Series 0531, 1.50%, 5/15/2031	NZD	717,000	358,497
Series 0541, 1.75%, 5/15/2041	NZD	545,000	211,130
Series 0532, 2.00%, 5/15/2032	NZD	754,000	380,687
Series 0437, 2.75%, 4/15/2037	NZD	601,000	293,931
Series 0551, 2.75%, 5/15/2051	NZD	730,000	298,620
Series 0429, 3.00%, 4/20/2029	NZD	1,508,000	858,657
Series 0433, 3.50%, 4/14/2033	NZD	1,576,000	881,415
Series 534, 4.25%, 5/15/2034	NZD	900,000	529,988
Series 0427, 4.50%, 4/15/2027	NZD	1,378,000	835,671
Series 0530, 4.50%, 5/15/2030	NZD	950,000	577,574
5.00%, 5/15/2054	NZD	300,000	182,816
			6,210,852
NORWAY — 0.4%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,298,000	343,407
Series 482, 1.38%, 8/19/2030 (a)	NOK	2,813,000	231,621
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,138,000	373,440
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,005,000	446,987
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,245,000	363,667
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,734,000	419,029
Series 484, 2.13%, 5/18/2032 (a)	NOK	4,440,000	374,097
Series 486, 3.00%, 8/15/2033 (a)	NOK	5,200,000	464,592
Series 485, 3.50%, 10/6/2042 (a)	NOK	2,525,000	236,429
3.63%, 4/13/2034 (a)	NOK	1,400,000	131,431
			3,384,700
Security Description		Principal Amount	Value
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	$168,236
5.40%, 8/12/2034	PEN	645,000	147,957
5.94%, 2/12/2029	PEN	955,000	250,675
6.15%, 8/12/2032	PEN	940,000	236,279
6.35%, 8/12/2028	PEN	1,025,000	274,929
6.90%, 8/12/2037	PEN	3,450,000	860,950
7.30%, 8/12/2033 (a)	PEN	2,350,000	628,953
7.60%, 8/12/2039 (a) (c)	PEN	775,000	203,900
8.20%, 8/12/2026	PEN	1,650,000	455,767
			3,227,646
POLAND — 1.3%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	2,037,000	475,496
Zero Coupon, 4/25/2026	PLN	1,600,000	363,498
Series 1030, 1.25%, 10/25/2030	PLN	2,874,000	555,475
Series 0432, 1.75%, 4/25/2032	PLN	3,425,000	647,822
Series 0726, 2.50%, 7/25/2026	PLN	4,750,000	1,122,379
Series 0727, 2.50%, 7/25/2027	PLN	3,581,000	821,981
Series 0428, 2.75%, 4/25/2028	PLN	4,876,000	1,106,087
Series 1029, 2.75%, 10/25/2029	PLN	5,550,000	1,211,108
Series 0725, 3.25%, 7/25/2025	PLN	2,978,000	727,875
Series 0527, 3.75%, 5/25/2027	PLN	4,309,000	1,028,415
Series 0447, 4.00%, 4/25/2047	PLN	315,000	62,529
4.75%, 7/25/2029	PLN	1,850,000	445,636
5.00%, 10/25/2034	PLN	1,100,000	258,106
Series 0429, 5.75%, 4/25/2029	PLN	885,000	222,612
Series 1033, 6.00%, 10/25/2033	PLN	3,675,000	936,519
Series 728, 7.50%, 7/25/2028	PLN	5,217,000	1,394,232
			11,379,770
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	746,000	662,327
0.48%, 10/18/2030 (a)	EUR	750,000	694,084
0.70%, 10/15/2027 (a)	EUR	294,000	294,204
0.90%, 10/12/2035 (a)	EUR	454,000	377,018
1.00%, 4/12/2052 (a)	EUR	441,000	252,863

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
1.15%, 4/11/2042 (a)	EUR	112,000	$82,081
1.65%, 7/16/2032 (a)	EUR	544,000	525,993
1.95%, 6/15/2029 (a)	EUR	895,400	921,188
2.13%, 10/17/2028 (a)	EUR	1,441,000	1,503,519
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	858,000	848,204
2.88%, 10/15/2025 (a)	EUR	1,037,000	1,106,757
2.88%, 7/21/2026 (a)	EUR	1,101,000	1,177,642
3.50%, 6/18/2038 (a)	EUR	430,000	460,346
3.63%, 6/12/2054 (a)	EUR	200,000	206,585
3.88%, 2/15/2030 (a)	EUR	1,031,000	1,161,991
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,558,590
4.10%, 2/15/2045 (a)	EUR	695,000	789,112
4.13%, 4/14/2027 (a)	EUR	819,000	906,994
			13,529,498
ROMANIA — 0.6%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	1,250,000	239,108
Series 5Y, 3.25%, 6/24/2026	RON	2,410,000	491,917
Series 4Y, 3.50%, 11/25/2025	RON	725,000	150,992
Series 15Y, 3.65%, 9/24/2031	RON	1,100,000	194,435
Series 8Y, 4.15%, 1/26/2028	RON	1,600,000	321,103
Series 10YR, 4.15%, 10/24/2030	RON	1,225,000	229,360
Series 5Y, 4.25%, 4/28/2036	RON	475,000	80,412
Series 15Y, 4.75%, 10/11/2034	RON	900,000	163,915
Series 7Y, 4.85%, 4/22/2026	RON	1,725,000	363,621
Series 8Y, 4.85%, 7/25/2029	RON	1,715,000	341,910
Series 10Y, 5.00%, 2/12/2029	RON	3,430,000	692,627
6.30%, 4/25/2029	RON	950,000	202,122
Series 10Y, 6.70%, 2/25/2032	RON	1,645,000	350,898
Series 4Y, 7.20%, 10/28/2026	RON	940,000	206,399
Series 4Y, 7.20%, 5/31/2027	RON	1,450,000	320,057
Series 15Y, 7.90%, 2/24/2038	RON	1,300,000	302,222
Series 7Y, 8.00%, 4/29/2030	RON	400,000	91,148
Series 10Y, 8.25%, 9/29/2032	RON	2,775,000	647,130
			5,389,376
Security Description		Principal Amount	Value
SINGAPORE — 1.0%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	359,000	$254,538
1.25%, 11/1/2026	SGD	577,000	405,511
1.63%, 7/1/2031	SGD	425,000	282,675
1.88%, 3/1/2050	SGD	359,000	208,208
1.88%, 10/1/2051	SGD	345,000	197,866
2.13%, 6/1/2026	SGD	875,000	630,077
2.25%, 8/1/2036	SGD	712,000	475,192
2.38%, 7/1/2039	SGD	415,000	275,454
2.63%, 5/1/2028	SGD	715,000	516,077
2.63%, 8/1/2032	SGD	610,000	431,197
2.75%, 4/1/2042	SGD	836,000	583,550
2.75%, 3/1/2046	SGD	985,000	684,111
2.88%, 9/1/2027	SGD	138,000	100,676
2.88%, 8/1/2028	SGD	250,000	182,107
2.88%, 7/1/2029	SGD	720,000	522,608
2.88%, 9/1/2030	SGD	1,225,000	886,086
3.00%, 4/1/2029	SGD	750,000	548,185
3.00%, 8/1/2072	SGD	475,000	345,231
3.25%, 6/1/2054	SGD	225,000	172,994
3.38%, 9/1/2033	SGD	1,055,000	788,808
3.50%, 3/1/2027	SGD	730,000	541,339
			9,032,490
SLOVAKIA — 0.6%
Slovakia Government Bonds:
Series 241, 0.13%, 6/17/2027	EUR	100,000	97,791
Series 242, 0.38%, 4/21/2036	EUR	250,000	179,514
Series 234, 1.00%, 6/12/2028	EUR	244,000	240,402
Series 237, 1.00%, 10/9/2030	EUR	286,000	265,607
Series 239, 1.00%, 5/14/2032	EUR	150,000	133,641
Series 228, 1.38%, 1/21/2027	EUR	209,000	213,656
Series 229, 1.63%, 1/21/2031	EUR	314,000	300,119
Series 232, 1.88%, 3/9/2037	EUR	214,000	183,132
Series 233, 2.00%, 10/17/2047	EUR	380,000	281,688
Series 235, 2.25%, 6/12/2068	EUR	71,000	49,794
Series 227, 3.63%, 1/16/2029	EUR	584,000	640,778
Series 247, 3.63%, 6/8/2033	EUR	332,000	357,180
Series 245, 3.75%, 2/23/2035	EUR	100,000	106,362
4.00%, 10/19/2032	EUR	1,086,000	1,195,847

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 246, 4.00%, 2/23/2043	EUR	225,000	$239,662
Series 216, 4.35%, 10/14/2025	EUR	255,000	275,912
			4,761,085
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS82, 0.28%, 1/14/2030	EUR	150,000	138,930
Series RS80, 1.00%, 3/6/2028	EUR	204,000	204,285
1.18%, 2/13/2062	EUR	185,000	103,639
Series RS81, 1.19%, 3/14/2029	EUR	220,000	218,004
Series RS79, 1.25%, 3/22/2027	EUR	262,000	268,452
Series RS74, 1.50%, 3/25/2035	EUR	125,000	112,021
Series RS78, 1.75%, 11/3/2040	EUR	234,000	196,027
Series RS75, 2.13%, 7/28/2025	EUR	101,000	106,875
Series RS77, 2.25%, 3/3/2032	EUR	564,000	566,506
Series RS76, 3.13%, 8/7/2045	EUR	498,000	492,538
Series RS70, 5.13%, 3/30/2026	EUR	375,000	416,214
			2,823,491
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2603, 1.25%, 3/10/2026	KRW	675,000,000	474,169
Series 3006, 1.38%, 6/10/2030	KRW	1,493,000,000	975,843
Series 01500-2612, 1.50%, 12/10/2026	KRW	939,150,000	654,700
Series 3012, 1.50%, 12/10/2030	KRW	306,000,000	199,851
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	409,329
Series 4009, 1.50%, 9/10/2040	KRW	250,000,000	141,257
Series 5003, 1.50%, 3/10/2050	KRW	2,700,000,000	1,369,088
Series 7009, 1.63%, 9/10/2070	KRW	700,000,000	314,307
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	612,882
Series 5103, 1.88%, 3/10/2051	KRW	2,830,000,000	1,558,353
Series 3106, 2.00%, 6/10/2031	KRW	814,000,000	545,539
Series 02000-4603, 2.00%, 3/10/2046	KRW	975,000,000	570,101
Security Description		Principal Amount	Value
Series 4903, 2.00%, 3/10/2049	KRW	1,639,000,000	$939,967
Series 2706, 2.13%, 6/10/2027	KRW	657,870,000	463,353
Series 4703, 2.13%, 3/10/2047	KRW	1,270,330,000	756,228
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	659,405
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	323,254
Series 2703, 2.38%, 3/10/2027	KRW	1,200,000,000	852,856
Series 5203, 2.50%, 3/10/2052	KRW	1,848,000,000	1,163,914
Series 3509, 2.63%, 9/10/2035	KRW	839,210,000	572,058
Series 4803, 2.63%, 3/10/2048	KRW	1,440,000,000	938,423
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	836,951
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	1,343,051
Series 2606, 3.13%, 6/10/2026	KRW	748,500,000	542,418
Series 2709, 3.13%, 9/10/2027	KRW	858,000,000	621,652
Series 5209, 3.13%, 9/10/2052	KRW	1,100,000,000	783,970
3.25%, 3/10/2026	KRW	383,000,000	278,142
3.25%, 6/10/2027	KRW	250,000,000	181,820
Series 2803, 3.25%, 3/10/2028	KRW	1,172,000,000	852,334
3.25%, 3/10/2029	KRW	758,000,000	551,131
Series 3306, 3.25%, 6/10/2033	KRW	738,000,000	534,956
Series 4209, 3.25%, 9/10/2042	KRW	1,000,000,000	723,822
Series 5303, 3.25%, 3/10/2053	KRW	2,700,000,000	1,970,488
Series 5403, 3.25%, 3/10/2054	KRW	1,624,000,000	1,186,502
Series 3206, 3.38%, 6/10/2032	KRW	1,579,000,000	1,155,690
Series 2809, 3.50%, 9/10/2028	KRW	1,000,000,000	734,249
Series 2509, 3.63%, 9/10/2025	KRW	2,212,000,000	1,612,933
Series 5309, 3.63%, 9/10/2053	KRW	1,250,000,000	976,866
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,459,437
Series 4309, 3.88%, 9/10/2043	KRW	450,000,000	354,690
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,235,920
Series 3312, 4.13%, 12/10/2033	KRW	655,000,000	508,088

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	$764,248
Series 3212, 4.25%, 12/10/2032	KRW	1,313,000,000	1,022,122
Series 04750-3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,443,082
Series 05500-2803, 5.50%, 3/10/2028	KRW	3,337,000,000	2,615,273
			39,784,712
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	771,000	763,679
Zero Coupon, 1/31/2028	EUR	962,000	926,140
0.10%, 4/30/2031 (a)	EUR	906,000	793,223
0.50%, 4/30/2030 (a)	EUR	913,000	846,704
0.50%, 10/31/2031 (a)	EUR	834,000	740,727
0.60%, 10/31/2029 (a)	EUR	1,050,000	991,468
0.70%, 4/30/2032 (a)	EUR	613,000	545,162
0.80%, 7/30/2027 (a)	EUR	498,000	498,859
0.80%, 7/30/2029	EUR	1,104,000	1,059,356
0.85%, 7/30/2037 (a)	EUR	315,000	241,681
1.00%, 7/30/2042 (a)	EUR	149,000	102,237
1.00%, 10/31/2050 (a)	EUR	550,000	313,088
1.20%, 10/31/2040 (a)	EUR	250,000	184,957
1.25%, 10/31/2030 (a)	EUR	828,000	794,205
1.30%, 10/31/2026 (a)	EUR	976,000	1,004,840
1.40%, 4/30/2028 (a)	EUR	721,000	728,045
1.40%, 7/30/2028 (a)	EUR	632,000	635,852
1.45%, 10/31/2027 (a)	EUR	860,000	876,189
1.45%, 4/30/2029 (a)	EUR	895,000	892,407
1.45%, 10/31/2071 (a)	EUR	275,000	140,121
1.50%, 4/30/2027 (a)	EUR	897,000	921,397
1.85%, 7/30/2035 (a)	EUR	316,000	289,329
1.90%, 10/31/2052 (a)	EUR	400,000	281,270
1.95%, 4/30/2026 (a)	EUR	751,000	787,855
1.95%, 7/30/2030 (a)	EUR	826,000	831,141
2.15%, 10/31/2025 (a)	EUR	808,000	853,754
2.35%, 7/30/2033 (a)	EUR	911,000	904,632
2.55%, 10/31/2032 (a)	EUR	1,042,000	1,061,344
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	665,000	581,008
2.80%, 5/31/2026	EUR	969,000	1,031,568
2.90%, 10/31/2046 (a)	EUR	706,000	649,030
3.15%, 4/30/2033 (a)	EUR	1,082,000	1,147,894
3.45%, 7/30/2043 (a)	EUR	444,000	450,059
3.45%, 7/30/2066 (a)	EUR	692,000	657,391
3.50%, 5/31/2029	EUR	200,000	218,654
3.55%, 10/31/2033 (a)	EUR	956,000	1,042,022
3.90%, 7/30/2039 (a)	EUR	500,000	547,005
4.20%, 1/31/2037 (a)	EUR	1,673,000	1,911,325
4.65%, 7/30/2025 (a)	EUR	1,320,000	1,432,799
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,268,963
4.90%, 7/30/2040 (a)	EUR	1,237,000	1,507,202
Security Description		Principal Amount	Value
5.15%, 10/31/2028 (a)	EUR	1,016,000	$1,181,649
5.15%, 10/31/2044 (a)	EUR	1,140,000	1,444,733
5.75%, 7/30/2032	EUR	1,466,000	1,852,569
5.90%, 7/30/2026 (a)	EUR	1,604,000	1,812,973
6.00%, 1/31/2029	EUR	978,000	1,180,650
			38,927,156
SWEDEN — 0.4%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031	SEK	4,155,000	342,128
Series 1063, 0.50%, 11/24/2045	SEK	2,155,000	142,645
Series 1060, 0.75%, 5/12/2028	SEK	6,465,000	577,431
Series 1061, 0.75%, 11/12/2029	SEK	5,815,000	513,566
Series 1059, 1.00%, 11/12/2026	SEK	7,570,000	691,906
Series 1064, 1.38%, 6/23/2071	SEK	1,455,000	94,020
Series 1065, 1.75%, 11/11/2033	SEK	2,700,000	245,160
Series 1056, 2.25%, 6/1/2032	SEK	4,730,000	448,747
Series 1053, 3.50%, 3/30/2039	SEK	4,545,000	491,829
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	166,990
			3,714,422
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	302,000	325,591
Zero Coupon, 6/26/2034	CHF	310,000	326,112
Zero Coupon, 7/24/2039	CHF	220,000	224,897
0.25%, 6/23/2035	CHF	109,000	117,339
0.50%, 5/27/2030	CHF	327,000	361,594
0.50%, 6/27/2032	CHF	275,000	304,262
0.50%, 6/28/2045	CHF	145,000	158,493
0.50%, 5/30/2058	CHF	184,000	204,134
1.25%, 5/28/2026	CHF	220,000	246,997
1.25%, 6/27/2037	CHF	166,000	201,039
1.25%, 6/28/2043	CHF	191,000	237,441
1.50%, 7/24/2025	CHF	225,000	251,949
1.50%, 10/26/2038	CHF	170,000	213,444
1.50%, 4/30/2042	CHF	385,000	495,431
2.00%, 6/25/2064	CHF	519,000	900,013
2.25%, 6/22/2031	CHF	625,000	774,796
2.50%, 3/8/2036	CHF	385,000	523,587
3.25%, 6/27/2027	CHF	270,000	322,952

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3.50%, 4/8/2033	CHF	449,000	$625,220
4.00%, 4/8/2028	CHF	420,000	525,051
4.00%, 1/6/2049	CHF	275,000	545,523
			7,885,865
THAILAND — 1.8%
Thailand Government Bonds:
Series LB, 1.00%, 6/17/2027	THB	12,850,000	336,227
1.59%, 12/17/2035	THB	8,750,000	210,147
1.60%, 6/17/2035	THB	6,225,000	150,763
1.88%, 6/17/2049	THB	4,500,000	91,029
2.00%, 12/17/2031	THB	28,900,000	754,084
2.00%, 6/17/2042	THB	9,100,000	208,426
2.13%, 12/17/2026	THB	21,125,000	572,327
2.25%, 3/17/2027	THB	23,250,000	631,113
2.35%, 6/17/2026	THB	24,620,000	670,738
2.40%, 3/17/2029	THB	24,850,000	674,225
2.65%, 6/17/2028	THB	23,850,000	654,413
2.80%, 6/17/2034	THB	13,000,000	356,896
2.88%, 12/17/2028	THB	21,750,000	602,986
2.88%, 6/17/2046	THB	18,350,000	461,453
3.14%, 6/17/2047	THB	13,900,000	365,470
3.30%, 6/17/2038	THB	24,300,000	688,629
3.35%, 6/17/2033	THB	26,350,000	754,528
3.39%, 6/17/2037	THB	17,100,000	490,092
3.40%, 6/17/2036	THB	17,710,000	507,431
3.45%, 6/17/2043	THB	16,500,000	461,074
3.60%, 6/17/2067	THB	16,750,000	436,278
3.78%, 6/25/2032	THB	25,250,000	743,211
3.85%, 12/12/2025	THB	31,625,000	879,877
4.00%, 6/17/2066	THB	16,920,000	478,524
4.00%, 6/17/2072	THB	9,500,000	265,881
4.26%, 12/12/2037	THB	32,100,000	979,020
4.68%, 6/29/2044	THB	18,340,000	596,850
4.85%, 6/17/2061	THB	19,010,000	626,757
4.88%, 6/22/2029	THB	41,255,000	1,247,702
			15,896,151
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/31/2028	GBP	504,000	553,900
0.25%, 7/31/2031	GBP	810,000	787,625
0.38%, 10/22/2026	GBP	593,000	686,002
0.50%, 1/31/2029	GBP	447,000	482,173
0.50%, 10/22/2061	GBP	702,000	263,025
0.63%, 7/31/2035	GBP	193,000	166,559
0.63%, 10/22/2050	GBP	623,000	314,384
0.88%, 10/22/2029	GBP	735,000	793,147
0.88%, 7/31/2033	GBP	435,000	415,015
0.88%, 1/31/2046	GBP	328,000	204,456
1.00%, 1/31/2032	GBP	894,000	905,701
1.13%, 10/22/2073	GBP	329,000	149,946
1.25%, 7/22/2027	GBP	975,000	1,131,401
1.25%, 7/31/2051	GBP	329,000	200,916
Security Description		Principal Amount	Value
1.50%, 7/22/2026	GBP	600,000	$717,426
1.50%, 7/22/2047	GBP	369,000	260,561
1.50%, 7/31/2053	GBP	225,000	143,292
1.63%, 10/22/2028	GBP	854,000	978,820
1.63%, 10/22/2054	GBP	688,000	448,939
1.63%, 10/22/2071	GBP	416,000	238,427
1.75%, 1/22/2049	GBP	461,000	337,995
1.75%, 7/22/2057	GBP	644,000	426,677
2.50%, 7/22/2065	GBP	375,000	296,700
3.25%, 1/31/2033	GBP	1,135,000	1,344,584
3.25%, 1/22/2044	GBP	809,000	843,896
3.50%, 10/22/2025	GBP	1,046,000	1,301,079
3.50%, 1/22/2045	GBP	896,000	963,305
3.50%, 7/22/2068	GBP	416,000	425,164
3.75%, 3/7/2027	GBP	750,000	931,929
3.75%, 1/29/2038	GBP	546,000	644,921
3.75%, 7/22/2052	GBP	1,034,000	1,125,526
3.75%, 10/22/2053	GBP	647,000	699,526
4.00%, 1/22/2060	GBP	795,000	901,750
4.00%, 10/22/2063	GBP	400,000	451,840
4.13%, 1/29/2027	GBP	2,138,000	2,685,375
4.25%, 12/7/2027	GBP	1,452,000	1,842,645
4.25%, 6/7/2032	GBP	1,228,000	1,573,115
4.25%, 3/7/2036	GBP	715,000	901,382
4.25%, 9/7/2039	GBP	745,000	918,775
4.25%, 12/7/2040	GBP	842,000	1,031,270
4.25%, 12/7/2046	GBP	1,488,000	1,776,774
4.25%, 12/7/2049	GBP	765,000	909,304
4.25%, 12/7/2055	GBP	789,000	933,742
4.50%, 6/7/2028	GBP	1,070,000	1,367,998
4.50%, 9/7/2034	GBP	2,255,000	2,917,860
4.50%, 12/7/2042	GBP	931,000	1,165,696
4.63%, 1/31/2034	GBP	550,000	719,321
4.75%, 12/7/2030	GBP	1,377,000	1,812,511
4.75%, 12/7/2038	GBP	821,000	1,073,734
6.00%, 12/7/2028	GBP	482,000	657,134
			42,823,243
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,028,230,548)			856,993,640
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e) (Cost $379,899)	379,899	379,899
TOTAL INVESTMENTS — 99.0% (Cost $1,028,610,447)		857,373,539
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		8,598,157
NET ASSETS — 100.0%		$865,971,696

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.1% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$856,993,640	$—	$856,993,640
Short-Term Investment	379,899	—	—	379,899
TOTAL INVESTMENTS	$379,899	$856,993,640	$—	$857,373,539

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,458,759	$31,458,759	$41,901,058	$72,979,918	$—	$—	379,899	$379,899	$26,993
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	1,670,000	$1,055,275
Series 164, 0.50%, 9/21/2026	AUD	2,930,000	1,807,621
Series 142, 4.25%, 4/21/2026	AUD	3,675,000	2,457,606
Series 136, 4.75%, 4/21/2027	AUD	2,250,000	1,528,801
			6,849,303
AUSTRIA — 2.8%
Republic of Austria Government Bonds:
0.50%, 4/20/2027 (a)	EUR	900,000	901,318
0.75%, 10/20/2026 (a)	EUR	850,000	866,105
2.00%, 7/15/2026 (a)	EUR	125,000	131,185
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,229,785
			4,128,393
BELGIUM — 2.1%
Kingdom of Belgium Government Bonds:
Series 81, 0.80%, 6/22/2027 (a)	EUR	200,000	202,004
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,125,000	1,160,095
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,670,000	1,833,473
			3,195,572
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,215,000	834,868
0.50%, 9/1/2025	CAD	1,653,000	1,157,468
1.00%, 9/1/2026	CAD	1,100,000	756,893
1.00%, 6/1/2027	CAD	450,000	305,422
1.25%, 3/1/2027	CAD	750,000	514,304
1.50%, 6/1/2026	CAD	410,000	286,562
3.00%, 10/1/2025	CAD	650,000	467,928
3.00%, 4/1/2026	CAD	1,000,000	718,544
3.50%, 8/1/2025	CAD	725,000	525,178
4.00%, 8/1/2026	CAD	600,000	439,449
4.50%, 11/1/2025	CAD	1,100,000	806,637
			6,813,253
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/1/2026	CLP	280,000,000	295,708
Security Description		Principal Amount	Value
CHINA — 4.5%
China Government Bonds:
2.18%, 8/25/2025	CNY	1,650,000	$228,532
2.18%, 8/15/2026	CNY	820,000	113,821
2.28%, 11/25/2025	CNY	2,200,000	305,490
2.30%, 5/15/2026	CNY	6,250,000	869,721
2.33%, 12/15/2025	CNY	1,150,000	159,876
2.37%, 1/20/2027	CNY	2,450,000	341,691
2.39%, 11/15/2026	CNY	2,500,000	348,864
2.46%, 2/15/2026	CNY	10,050,000	1,399,783
2.48%, 4/15/2027	CNY	3,000,000	420,257
2.85%, 6/4/2027	CNY	3,700,000	523,994
Series 1610, 2.90%, 5/5/2026	CNY	1,600,000	225,191
3.02%, 10/22/2025	CNY	4,500,000	630,853
3.03%, 3/11/2026	CNY	800,000	112,689
Series 1907, 3.25%, 6/6/2026	CNY	7,800,000	1,107,096
			6,787,858
COLOMBIA — 0.5%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	476,000,000	111,513
Series B, 7.50%, 8/26/2026	COP	2,544,000,000	590,962
			702,475
CROATIA — 0.2%
Croatia Government International Bonds 3.00%, 3/20/2027	EUR	350,000	372,112
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	127,313
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	163,158
			290,471
CZECH REPUBLIC — 1.0%
Czech Republic Government Bonds:
Series 100, 0.25%, 2/10/2027	CZK	4,300,000	166,807
Series 95, 1.00%, 6/26/2026	CZK	10,300,000	415,036
Series 89, 2.40%, 9/17/2025	CZK	9,100,000	381,327
Series 148, 6.00%, 2/26/2026	CZK	12,550,000	553,759
			1,516,929

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
DENMARK — 0.6%
Denmark Government Bonds:
1.75%, 11/15/2025	DKK	5,410,000	$765,516
2.25%, 11/15/2026 (a)	DKK	575,000	81,885
			847,401
FINLAND — 1.4%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	300,000	301,140
0.50%, 4/15/2026 (a)	EUR	525,000	537,879
0.88%, 9/15/2025 (a)	EUR	350,000	364,718
1.38%, 4/15/2027 (a)	EUR	200,000	205,525
4.00%, 7/4/2025 (a)	EUR	600,000	647,873
			2,057,135
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	1,000,000	1,017,825
Zero Coupon, 2/25/2027 (a)	EUR	1,025,000	1,013,990
0.25%, 11/25/2026 (a)	EUR	800,000	801,867
0.50%, 5/25/2026 (a)	EUR	1,000,000	1,020,528
1.00%, 11/25/2025 (a)	EUR	1,250,000	1,299,361
1.00%, 5/25/2027 (a)	EUR	425,000	429,985
2.50%, 9/24/2026 (a)	EUR	950,000	1,004,597
3.50%, 4/25/2026 (a)	EUR	775,000	835,642
			7,423,795
GERMANY — 4.6%
Bundesobligation:
Series 182, Zero Coupon, 10/10/2025	EUR	700,000	722,438
Series 183, Zero Coupon, 4/10/2026	EUR	650,000	663,327
Series 184, Zero Coupon, 10/9/2026	EUR	925,000	933,077
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	759,389
0.25%, 2/15/2027	EUR	1,300,000	1,311,185
0.50%, 2/15/2026	EUR	830,000	856,769
1.00%, 8/15/2025	EUR	760,000	795,913
Bundesschatzanweisungen:
Series 2Y, 3.10%, 9/18/2025	EUR	475,000	509,163
Series 2Y, 3.10%, 12/12/2025	EUR	300,000	321,958
			6,873,219
Security Description		Principal Amount	Value
GREECE — 0.6%
Hellenic Republic Government Bonds:
Zero Coupon, 2/12/2026 (a)	EUR	250,000	$255,899
1.88%, 7/23/2026 (a)	EUR	300,000	315,384
2.00%, 4/22/2027 (a)	EUR	250,000	261,077
			832,360
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027		1,050,000	125,903
1.68%, 1/21/2026	HKD	1,300,000	160,963
			286,866
HUNGARY — 0.6%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	58,000,000	146,009
Series 26/E, 1.50%, 4/22/2026	HUF	86,000,000	213,682
Series 26/F, 1.50%, 8/26/2026	HUF	51,000,000	124,640
Series 26/D, 2.75%, 12/22/2026	HUF	104,000,000	257,933
Series 26/H, 9.50%, 10/21/2026	HUF	64,500,000	185,286
			927,550
INDONESIA — 2.3%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	6,400,000,000	375,090
Series FR86, 5.50%, 4/15/2026	IDR	12,379,000,000	741,082
Series FR59, 7.00%, 5/15/2027	IDR	5,802,000,000	357,307
Series FR84, 7.25%, 2/15/2026	IDR	3,080,000,000	189,295
Series FR56, 8.38%, 9/15/2026	IDR	11,190,000,000	708,086
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	3,670,000,000	216,720
Series PBS, 5.38%, 8/15/2025	IDR	3,845,000,000	231,672
Series PBS, 6.00%, 1/15/2027	IDR	2,061,000,000	123,965
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	540,383
			3,483,600

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
IRELAND — 0.9%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	500,000	$497,615
1.00%, 5/15/2026	EUR	850,000	878,664
			1,376,279
ISRAEL — 1.1%
Israel Government Bonds - Fixed:
Series 0226, 0.50%, 2/27/2026	ILS	2,225,000	554,559
Series 0825, 1.75%, 8/31/2025	ILS	850,000	219,263
Series 0327, 2.00%, 3/31/2027	ILS	2,250,000	560,201
Series 1026, 6.25%, 10/30/2026	ILS	1,325,000	365,833
			1,699,856
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	500,000	505,077
Series 5Y, Zero Coupon, 8/1/2026	EUR	500,000	499,648
Series 5Y, 0.50%, 2/1/2026	EUR	375,000	383,799
Series 8Y, 0.85%, 1/15/2027	EUR	250,000	251,678
1.10%, 4/1/2027	EUR	400,000	403,235
Series 3Y, 1.20%, 8/15/2025	EUR	250,000	261,078
Series 10Y, 1.25%, 12/1/2026	EUR	400,000	407,921
Series 10Y, 1.60%, 6/1/2026	EUR	100,000	103,648
Series 10Y, 2.00%, 12/1/2025	EUR	775,000	814,437
Series 7Y, 2.10%, 7/15/2026	EUR	460,000	480,605
Series 10Y, 2.20%, 6/1/2027	EUR	175,000	181,558
Series 7Y, 2.50%, 11/15/2025	EUR	400,000	423,470
Series 3Y, 2.95%, 2/15/2027	EUR	825,000	874,079
Series 3Y, 3.50%, 1/15/2026	EUR	125,000	133,996
Series 2Y, 3.60%, 9/29/2025	EUR	75,000	80,446
3.80%, 4/15/2026	EUR	500,000	539,165
Series 3Y, 3.85%, 9/15/2026	EUR	450,000	486,725
Security Description		Principal Amount	Value
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	575,000	$626,775
			7,457,340
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	293,000,000	1,812,243
Series 148, 0.01%, 6/20/2026	JPY	76,500,000	472,354
Series 149, 0.01%, 9/20/2026	JPY	236,500,000	1,458,858
Series 150, 0.01%, 12/20/2026	JPY	347,000,000	2,138,237
Series 151, 0.01%, 3/20/2027	JPY	200,000,000	1,230,884
Series 153, 0.01%, 6/20/2027	JPY	250,000,000	1,536,678
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,266,286
Series 146, 0.10%, 12/20/2025	JPY	447,700,000	2,777,404
Series 152, 0.10%, 3/20/2027	JPY	100,000,000	617,027
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	1,548,816
Series 343, 0.10%, 6/20/2026	JPY	375,000,000	2,319,820
Series 344, 0.10%, 9/20/2026	JPY	275,000,000	1,699,919
Series 345, 0.10%, 12/20/2026	JPY	300,000,000	1,852,872
Series 346, 0.10%, 3/20/2027	JPY	250,000,000	1,542,568
Series 347, 0.10%, 6/20/2027	JPY	250,000,000	1,540,921
Series 341, 0.30%, 12/20/2025	JPY	260,000,000	1,617,718
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,184,021
Japan Government Twenty Year Bonds:
Series 96, 2.10%, 6/20/2027	JPY	50,000,000	326,523
Series 95, 2.30%, 6/20/2027	JPY	75,000,000	492,521
Japan Government Two Year Bonds:
Series 450, 0.01%, 7/1/2025	JPY	69,500,000	431,366
Series 452, 0.01%, 9/1/2025	JPY	100,000,000	620,310
Series 453, 0.01%, 10/1/2025	JPY	41,000,000	254,243

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 455, 0.01%, 12/1/2025	JPY	147,500,000	$913,755
Series 457, 0.10%, 2/1/2026	JPY	75,000,000	464,859
0.20%, 3/1/2026	JPY	245,000,000	1,520,505
0.20%, 4/1/2026	JPY	98,350,000	610,081
0.40%, 6/1/2026	JPY	41,000,000	255,112
0.40%, 7/1/2026 (b)	JPY	108,000,000	671,942
			34,177,843
LUXEMBOURG — 0.1%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	200,000	201,426
MALAYSIA — 2.1%
Malaysia Government Bonds:
Series 0307, 3.50%, 5/31/2027	MYR	1,000,000	211,722
Series 0119, 3.91%, 7/15/2026	MYR	1,380,000	295,198
Series 0115, 3.96%, 9/15/2025	MYR	2,015,000	430,395
Malaysia Government Investment Issue:
Series 0319, 3.73%, 3/31/2026	MYR	2,950,000	628,458
3.90%, 6/15/2027	MYR	630,000	134,876
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	696,920
Series 0316, 4.07%, 9/30/2026	MYR	3,425,000	735,454
			3,133,023
MEXICO — 3.2%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	27,800,000	1,350,144
Series M, 5.75%, 3/5/2026	MXN	38,230,000	1,932,209
Series M, 7.00%, 9/3/2026	MXN	6,880,000	349,619
Series M 20, 7.50%, 6/3/2027	MXN	23,100,000	1,174,714
			4,806,686
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,075,000	1,101,496
Zero Coupon, 1/15/2027 (a)	EUR	1,000,000	999,680
0.25%, 7/15/2025 (a)	EUR	873,000	908,124
0.50%, 7/15/2026 (a)	EUR	1,775,000	1,815,850
			4,825,150
Security Description		Principal Amount	Value
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	490,000	$275,406
Series 0427, 4.50%, 4/15/2027	NZD	1,315,000	797,465
			1,072,871
NORWAY — 0.5%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,625,000	327,144
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,200,000	375,094
			702,238
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	665,000	183,688
POLAND — 2.0%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	1,425,000	332,637
Series 1026, 0.25%, 10/25/2026	PLN	1,800,000	400,652
Series 0726, 2.50%, 7/25/2026	PLN	4,075,000	962,883
Series 0725, 3.25%, 7/25/2025	PLN	3,565,000	871,348
Series 0527, 3.75%, 5/25/2027	PLN	2,000,000	477,333
			3,044,853
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	875,000	933,860
2.88%, 7/21/2026 (a)	EUR	1,055,000	1,128,440
4.13%, 4/14/2027 (a)	EUR	500,000	553,720
			2,616,020
ROMANIA — 0.8%
Romania Government Bonds:
Series 5Y, 3.25%, 6/24/2026	RON	1,200,000	244,938
Series 4Y, 3.50%, 11/25/2025	RON	790,000	164,529
Series 5Y, 3.65%, 7/28/2025	RON	805,000	169,263
Series 7Y, 4.85%, 4/22/2026	RON	1,350,000	284,573
Series 4Y, 7.20%, 10/28/2026	RON	700,000	153,701

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 4Y, 7.20%, 5/31/2027	RON	650,000	$143,474
			1,160,478
SINGAPORE — 1.3%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	380,000	269,428
1.25%, 11/1/2026	SGD	650,000	456,815
2.13%, 6/1/2026	SGD	815,000	586,872
3.50%, 3/1/2027	SGD	900,000	667,405
			1,980,520
SLOVAKIA — 0.6%
Slovakia Government Bonds:
Series 241, 0.13%, 6/17/2027	EUR	75,000	73,343
Series 231, 0.63%, 5/22/2026	EUR	150,000	152,893
Series 228, 1.38%, 1/21/2027	EUR	250,000	255,570
Series 216, 4.35%, 10/14/2025	EUR	350,000	378,703
			860,509
SLOVENIA — 0.4%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	230,000	234,459
Series RS79, 1.25%, 3/22/2027	EUR	150,000	153,694
Series RS75, 2.13%, 7/28/2025	EUR	150,000	158,725
			546,878
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	770,000,000	545,250
Series 2603, 1.25%, 3/10/2026	KRW	1,679,000,000	1,179,452
Series 01500-2612, 1.50%, 12/10/2026	KRW	465,000,000	324,161
Series 2609, 1.75%, 9/10/2026	KRW	798,000,000	561,508
Series 2706, 2.13%, 6/10/2027	KRW	926,000,000	652,204
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,073,949
Series 2703, 2.38%, 3/10/2027	KRW	1,000,000,000	710,714
Series 2606, 3.13%, 6/10/2026	KRW	730,000,000	529,012
3.25%, 6/10/2027	KRW	1,000,000,000	727,281
Series 2612, 3.88%, 12/10/2026	KRW	500,000,000	368,662
Security Description		Principal Amount	Value
5.25%, 3/10/2027	KRW	275,000,000	$210,143
			6,882,336
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2026	EUR	500,000	509,897
Zero Coupon, 1/31/2027	EUR	500,000	495,252
1.30%, 10/31/2026 (a)	EUR	1,050,000	1,081,027
1.50%, 4/30/2027 (a)	EUR	400,000	410,879
1.95%, 4/30/2026 (a)	EUR	800,000	839,259
2.15%, 10/31/2025 (a)	EUR	540,000	570,578
2.50%, 5/31/2027	EUR	550,000	579,330
2.80%, 5/31/2026	EUR	750,000	798,427
4.65%, 7/30/2025 (a)	EUR	775,000	841,227
5.90%, 7/30/2026 (a)	EUR	600,000	678,169
			6,804,045
SWEDEN — 0.4%
Sweden Government Bonds Series 1059, 1.00%, 11/12/2026	SEK	6,050,000	552,976
SWITZERLAND — 0.6%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	285,000	319,973
1.50%, 7/24/2025	CHF	260,000	291,142
3.25%, 6/27/2027	CHF	175,000	209,321
			820,436
THAILAND — 1.6%
Thailand Government Bonds:
Series LB, 1.00%, 6/17/2027	THB	2,750,000	71,955
2.13%, 12/17/2026	THB	18,500,000	501,209
2.25%, 3/17/2027	THB	18,500,000	502,176
2.35%, 6/17/2026	THB	14,475,000	394,351
3.85%, 12/12/2025	THB	32,615,000	907,421
			2,377,112
UNITED KINGDOM — 4.5%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,070,000	1,268,659
0.38%, 10/22/2026	GBP	825,000	954,387
1.50%, 7/22/2026	GBP	835,000	998,418
2.00%, 9/7/2025	GBP	1,050,000	1,286,478
3.50%, 10/22/2025	GBP	450,000	559,738
3.75%, 3/7/2027	GBP	625,000	776,607
4.13%, 1/29/2027	GBP	750,000	942,016
			6,786,303
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $152,499,248)			147,752,866

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e) (Cost $34,366)	34,366	$34,366
TOTAL INVESTMENTS — 99.0% (Cost $152,533,614)		147,787,232
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,485,348
NET ASSETS — 100.0%		$149,272,580
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.7% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.

EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$147,752,866	$—	$147,752,866
Short-Term Investment	34,366	—	—	34,366
TOTAL INVESTMENTS	$34,366	$147,752,866	$—	$147,787,232

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,095	$27,095	$3,486,617	$3,479,346	$—	$—	34,366	$34,366	$1,925
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.7%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	2,370,165	$1,386,353
Series 27CI, 0.75%, 11/21/2027	AUD	4,370,060	2,829,192
Series 50CI, 1.00%, 2/21/2050	AUD	2,985,570	1,547,118
Series 40CI, 1.25%, 8/21/2040	AUD	2,950,682	1,759,666
2.00%, 8/21/2035	AUD	3,477,040	2,338,738
Series CAIN408, 2.50%, 9/20/2030	AUD	6,266,242	4,367,664
Series 25CI, 3.00%, 9/20/2025	AUD	5,344,492	3,623,879
			17,852,610
BRAZIL — 7.1%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	21,156,534	3,775,841
6.00%, 5/15/2027	BRL	14,047,079	2,502,220
6.00%, 8/15/2028	BRL	11,920,687	2,112,054
6.00%, 8/15/2030	BRL	17,569,589	3,106,370
6.00%, 8/15/2032	BRL	6,014,040	1,053,397
6.00%, 5/15/2035	BRL	15,894,249	2,771,297
6.00%, 8/15/2040	BRL	12,672,442	2,201,816
6.00%, 5/15/2045	BRL	13,918,207	2,390,164
6.00%, 8/15/2050	BRL	22,380,821	3,817,225
6.00%, 5/15/2055	BRL	12,629,484	2,155,605
6.00%, 8/15/2060	BRL	4,940,104	837,604
			26,723,593
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	948,470	483,693
0.50%, 12/1/2050	CAD	2,884,892	1,611,289
1.25%, 12/1/2047	CAD	3,256,000	2,178,511
1.50%, 12/1/2044	CAD	3,812,915	2,658,967
2.00%, 12/1/2041	CAD	3,248,460	2,444,577
3.00%, 12/1/2036	CAD	2,907,703	2,395,458
4.00%, 12/1/2031	CAD	2,987,172	2,528,710
4.25%, 12/1/2026	CAD	3,290,976	2,549,806
			16,851,011
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	1,296,229,170	1,221,163
Zero Coupon, 10/1/2033	CLP	1,690,733,700	1,350,502
1.50%, 3/1/2026	CLP	2,667,602,060	2,794,807
1.90%, 9/1/2030	CLP	2,742,745,780	2,728,791
Security Description		Principal Amount	Value
2.00%, 3/1/2035	CLP	2,817,889,500	$2,707,452
2.10%, 7/15/2050	CLP	2,592,458,340	2,325,074
Series 30YR, 3.00%, 1/1/2044	CLP	3,775,971,930	4,019,150
			17,146,939
COLOMBIA — 4.5%
Colombia TES:
2.25%, 4/18/2029	COP	10,894,289,320	2,282,145
3.00%, 3/25/2033	COP	7,648,388,050	1,535,159
3.30%, 3/17/2027	COP	11,379,309,050	2,618,245
3.75%, 2/25/2037	COP	20,146,973,400	4,056,084
3.75%, 6/16/2049	COP	16,435,826,282	3,048,767
4.75%, 4/4/2035	COP	15,584,430,109	3,512,086
			17,052,486
FRANCE — 7.7%
French Republic Government Bonds OAT:
0.10%, 3/1/2026 (a)	EUR	1,529,770	1,602,315
Series OATI, 0.10%, 3/1/2028 (a)	EUR	2,126,683	2,176,250
0.10%, 3/1/2029 (a)	EUR	1,775,247	1,821,760
0.10%, 7/25/2031 (a)	EUR	1,868,230	1,884,943
Series OATI, 0.10%, 3/1/2032 (a)	EUR	743,041	738,300
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,259,545	1,192,653
0.10%, 7/25/2036 (a)	EUR	1,704,479	1,608,476
0.10%, 7/25/2038 (a)	EUR	1,597,116	1,470,188
0.10%, 7/25/2047 (a)	EUR	1,932,177	1,600,323
0.10%, 7/25/2053 (a)	EUR	881,937	699,555
Series OATI, 0.55%, 3/1/2039 (a)	EUR	316,831	309,852
0.60%, 7/25/2034 (a)	EUR	543,380	554,123
0.70%, 7/25/2030 (a)	EUR	2,387,407	2,521,859
1.80%, 7/25/2040 (a)	EUR	2,151,170	2,490,420
1.85%, 7/25/2027 (a)	EUR	3,674,249	4,035,537
3.15%, 7/25/2032 (a)	EUR	1,851,318	2,307,964
Series OATI, 3.40%, 7/25/2029 (a)	EUR	1,791,088	2,128,644
			29,143,162
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	4,921,132	5,140,576
Series I/L, 0.10%, 4/15/2033	EUR	2,593,682	2,692,078
Series I/L, 0.10%, 4/15/2046	EUR	3,684,523	3,602,414
Series I/L, 0.50%, 4/15/2030	EUR	5,345,685	5,705,865
			17,140,933

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
Series 0726, 0.10%, 7/31/2026	ILS	7,415,369	$1,903,990
Series 1131, 0.10%, 11/30/2031	ILS	10,512,210	2,406,410
Series 0529, 0.50%, 5/31/2029	ILS	7,727,895	1,914,404
Series 1151, 0.50%, 11/30/2051	ILS	6,244,265	1,020,715
Series 1025, 0.75%, 10/31/2025	ILS	7,102,055	1,865,209
Series 0527, 0.75%, 5/31/2027	ILS	9,153,862	2,359,271
Series 0545, 1.00%, 5/31/2045	ILS	7,502,978	1,536,226
Series 0841, 2.75%, 8/30/2041	ILS	5,228,320	1,475,101
Series 0536, 4.00%, 5/30/2036	ILS	7,326,876	2,298,344
			16,779,670
ITALY — 5.2%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,179,360	1,971,029
Series CPI, 0.15%, 5/15/2051 (a)	EUR	917,938	592,543
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,026,438	2,000,044
Series CPI, 0.65%, 5/15/2026	EUR	1,404,372	1,468,817
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,222,984	2,273,319
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,514,158	1,596,478
Series CPI, 1.50%, 5/15/2029	EUR	1,195,413	1,261,967
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,576,457	2,840,099
2.40%, 5/15/2039 (a)	EUR	413,596	443,688
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,424,671	2,688,270
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,092,939	2,314,192
			19,450,446
JAPAN — 4.6%
Japan Government CPI-Linked Bonds:
Series 26, 0.01%, 3/10/2031	JPY	135,220,000	900,038
Series 27, 0.01%, 3/10/2032	JPY	370,220,000	2,450,849
Series 28, 0.01%, 3/10/2033	JPY	411,144,000	2,710,621
Security Description		Principal Amount	Value
Series 21, 0.10%, 3/10/2026	JPY	377,845,286	$2,415,476
Series 22, 0.10%, 3/10/2027	JPY	212,266,145	1,381,789
Series 23, 0.10%, 3/10/2028	JPY	504,474,870	3,294,516
Series 24, 0.10%, 3/10/2029	JPY	630,418,320	4,132,677
			17,285,966
MEXICO — 4.7%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	52,412,087	2,396,530
Series S, 3.00%, 12/3/2026	MXN	29,984,589	1,515,268
Series S, 4.00%, 11/30/2028	MXN	39,248,121	2,000,129
Series S, 4.00%, 11/15/2040	MXN	47,950,965	2,268,856
Series S, 4.00%, 11/8/2046	MXN	39,410,639	1,852,476
Series S, 4.00%, 11/3/2050	MXN	64,600,945	3,009,930
4.00%, 10/29/2054	MXN	12,188,858	560,592
Series S, 4.50%, 12/4/2025	MXN	30,390,885	1,609,485
Series S, 4.50%, 11/22/2035	MXN	48,674,171	2,475,780
			17,689,046
NEW ZEALAND — 3.5%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	3,788,730	2,294,398
Series 0935, 2.50%, 9/20/2035	NZD	7,658,906	4,602,669
Series 0940, 2.50%, 9/20/2040	NZD	5,429,637	3,167,567
Series 0930, 3.00%, 9/20/2030	NZD	4,720,925	2,987,190
			13,051,824
SOUTH AFRICA — 4.7%
Republic of South Africa Government Bond CPI-Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	26,727,820	1,293,441
Series 2033, 1.88%, 2/28/2033	ZAR	53,145,060	2,261,783
Series 2038, 2.25%, 1/31/2038	ZAR	67,573,906	2,678,975
Series 2046, 2.50%, 3/31/2046	ZAR	67,626,622	2,435,534
Series 2050, 2.50%, 12/31/2050	ZAR	82,555,139	2,804,044

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series R210, 2.60%, 3/31/2028	ZAR	31,533,574	$1,606,237
Series R202, 3.45%, 12/7/2033	ZAR	55,700,328	2,695,927
Republic of South Africa Government Bonds CPI-Linked:
Series 2031, 4.25%, 1/31/2031	ZAR	12,634,836	673,343
Series 2043, 5.13%, 1/31/2043	ZAR	20,919,254	1,144,971
Series 2058, 5.13%, 1/31/2058	ZAR	2,719,503	149,292
			17,743,547
SOUTH KOREA — 1.0%
Korea Treasury Bonds Inflation-Linked:
Series 01000-2606, 1.00%, 6/10/2026	KRW	1,503,860,400	1,109,896
Series 3206, 1.63%, 6/10/2032	KRW	1,555,879,000	1,224,527
Series 01750-2806, 1.75%, 6/10/2028	KRW	2,012,334,000	1,542,107
			3,876,530
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	4,530,937	4,775,618
0.70%, 11/30/2033 (a)	EUR	5,614,954	5,710,559
1.00%, 11/30/2030 (a)	EUR	5,304,218	5,649,041
2.05%, 11/30/2039 (a)	EUR	1,055,520	1,204,367
			17,339,585
SWEDEN — 4.1%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026	SEK	36,454,429	3,361,671
Series 3113, 0.13%, 12/1/2027	SEK	30,503,103	2,784,117
Series 3114, 0.13%, 6/1/2030	SEK	23,597,746	2,130,409
Series 3111, 0.13%, 6/1/2032	SEK	27,280,560	2,479,787
Series 3109, 1.00%, 6/1/2025	SEK	2,241,256	209,324
Series 3104, 3.50%, 12/1/2028	SEK	41,067,489	4,300,478
			15,265,786
TURKEY — 4.2%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	50,978,377	1,360,999
Security Description		Principal Amount	Value
Series CPI, Zero Coupon, 2/11/2032	TRY	44,476,603	$1,063,404
Series CPI, Zero Coupon, 8/4/2032	TRY	23,077,563	550,832
1.50%, 6/18/2025	TRY	1,029,004	29,660
Series CPI, 2.70%, 1/14/2026	TRY	85,930,005	2,514,822
Series CPI, 2.90%, 7/7/2027	TRY	82,510,043	2,458,149
Series CPI, 2.90%, 1/12/2028	TRY	68,414,347	2,051,648
Series CPI, 3.00%, 5/28/2031	TRY	135,731,099	4,140,599
Series CPI, 3.30%, 6/28/2028	TRY	57,439,000	1,751,405
			15,921,518
UNITED KINGDOM — 19.1%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	1,468,380	1,836,893
0.13%, 8/10/2028	GBP	3,081,037	3,860,347
0.13%, 3/22/2029	GBP	2,513,046	3,130,137
0.13%, 8/10/2031	GBP	2,491,033	3,097,586
0.13%, 11/22/2036	GBP	2,575,896	2,994,554
0.13%, 3/22/2039	GBP	1,945,905	2,154,554
0.13%, 8/10/2041	GBP	2,680,255	2,870,339
0.13%, 3/22/2044	GBP	2,818,451	2,847,642
0.13%, 3/22/2046	GBP	2,015,833	1,967,272
0.13%, 8/10/2048	GBP	1,526,883	1,440,631
0.13%, 3/22/2051	GBP	1,505,120	1,363,418
0.13%, 11/22/2056	GBP	1,177,108	1,018,152
0.13%, 3/22/2058	GBP	1,910,474	1,629,033
0.13%, 11/22/2065	GBP	539,485	433,462
0.13%, 3/22/2068	GBP	2,034,886	1,608,303
0.13%, 3/22/2073	GBP	624,245	509,606
0.25%, 3/22/2052	GBP	2,305,950	2,154,177
0.38%, 3/22/2062	GBP	2,815,648	2,583,845
0.50%, 3/22/2050	GBP	2,435,143	2,486,498
0.63%, 3/22/2040	GBP	2,844,480	3,365,041
0.63%, 11/22/2042	GBP	1,775,515	2,044,786
0.63%, 3/22/2045	GBP	1,057,680	1,170,822
0.75%, 3/22/2034	GBP	3,097,980	3,950,460
0.75%, 11/22/2047	GBP	2,436,327	2,718,350
1.13%, 11/22/2037	GBP	2,607,548	3,393,175
1.25%, 11/22/2027	GBP	3,173,616	4,129,471
1.25%, 11/22/2032	GBP	3,435,706	4,617,078
1.25%, 11/22/2055	GBP	2,763,823	3,393,092
Series 8MO, 2.00%, 1/26/2035	GBP	1,393,141	1,986,908
Series 8MO, 4.13%, 7/22/2030	GBP	837,824	1,294,296
			72,049,928
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $451,272,732)			368,364,580

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b) (c) (Cost $422,135)	422,135	$422,135
TOTAL INVESTMENTS — 98.0% (Cost $451,694,867)		368,786,715
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		7,449,080
NET ASSETS — 100.0%		$376,235,795
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.8% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$368,364,580	$—	$368,364,580
Short-Term Investment	422,135	—	—	422,135
TOTAL INVESTMENTS	$422,135	$368,364,580	$—	$368,786,715

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	125,453	$125,453	$13,108,892	$12,812,210	$—	$—	422,135	$422,135	$5,588
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,867,476,271	$152,450,059
Investments in affiliated issuers, at value	15,665,411	8,467,723
Total Investments	1,883,141,682	160,917,782
Foreign currency, at value	11,474,296	988,068
Net cash at broker	280,000	—
Cash	2,174	—
Receivable for investments sold	27,354,261	879,091
Unrealized appreciation on forward foreign currency exchange contracts	45,009	—
Dividends receivable — affiliated issuers	19,744	160
Interest receivable — unaffiliated issuers	31,084,214	1,665,732
Securities lending income receivable — unaffiliated issuers	—	43
Securities lending income receivable — affiliated issuers	2,686	1,719
Receivable for foreign taxes recoverable	633,459	1,542
TOTAL ASSETS	1,954,037,525	164,454,137
LIABILITIES
Payable upon return of securities loaned	11,529,039	8,462,907
Payable for investments purchased	22,757,425	856,307
Unrealized depreciation on forward foreign currency exchange contracts	53,606	—
Deferred foreign taxes payable	90,291	—
Advisory fee payable	474,463	63,795
Trustees’ fees and expenses payable	—	42
TOTAL LIABILITIES	34,904,824	9,383,051
NET ASSETS	$1,919,132,701	$155,071,086
NET ASSETS CONSIST OF:
Paid-in capital	$2,217,688,549	$170,375,795
Total distributable earnings (loss)**	(298,555,848)	(15,304,709)
NET ASSETS	$1,919,132,701	$155,071,086
NET ASSET VALUE PER SHARE
Net asset value per share	$19.95	$28.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	96,200,000	5,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,034,482,453	$165,071,287
Investments in affiliated issuers	15,665,411	8,467,723
Total cost of investments	$2,050,147,864	$173,539,010
Foreign currency, at cost	$11,569,538	$1,016,743
* Includes investments in securities on loan, at value	$11,286,155	$8,274,292
** Includes deferred foreign taxes	$90,291	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$856,993,640	$147,752,866	$368,364,580
379,899	34,366	422,135
857,373,539	147,787,232	368,786,715
1,912,881	333,982	8,220,859
—	—	—
11	8	1,517,758
10,440,919	10,739,736	249,039
—	—	—
6,746	208	1,073
7,010,602	982,410	1,953,042
—	—	—
—	—	—
363,351	79,218	—
877,108,049	159,922,794	380,728,486

—	—	—
10,847,152	10,606,294	4,332,253
—	—	—
38,694	829	1,927
250,468	43,091	158,435
39	—	76
11,136,353	10,650,214	4,492,691
$865,971,696	$149,272,580	$376,235,795

$1,064,969,581	$160,936,901	$491,819,467
(198,997,885)	(11,664,321)	(115,583,672)
$865,971,696	$149,272,580	$376,235,795

$21.43	$25.74	$38.39
40,400,038	5,800,000	9,800,483

$1,028,230,548	$152,499,248	$451,272,732
379,899	34,366	422,135
$1,028,610,447	$152,533,614	$451,694,867
$1,930,317	$348,979	$8,277,275
$—	$—	$—
$38,694	$829	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$63,393,154	$2,585,319
Dividend income — affiliated issuers	104,884	1,248
Unaffiliated securities lending income	—	85
Affiliated securities lending income	18,886	12,411
Foreign taxes withheld	(1,242,210)	—
TOTAL INVESTMENT INCOME (LOSS)	62,274,714	2,599,063
EXPENSES
Advisory fee	2,891,925	431,183
Trustees’ fees and expenses	9,391	1,048
Miscellaneous expenses	1,676	158
TOTAL EXPENSES	2,902,992	432,389
NET INVESTMENT INCOME (LOSS)	$59,371,722	$2,166,674
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,788,025)	(852,315)
In-kind redemptions — unaffiliated issuers	441,529	(1,221,546)
Forward foreign currency exchange contracts	(160,376)	—
Foreign currency transactions	(4,273,387)	(58,818)
Net realized gain (loss)	(11,780,259)	(2,132,679)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(128,810,388)	(5,978,011)
Forward foreign currency exchange contracts	(580,561)	—
Foreign currency translations	(1,290,618)	(140,699)
Net change in unrealized appreciation/depreciation	(130,681,567)	(6,118,710)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(142,461,826)	(8,251,389)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(83,090,104)	$(6,084,715)
* Includes foreign capital gain taxes	$(22,988)	$—
** Includes foreign deferred taxes	$(90,291)	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$10,878,494	$2,122,427	$13,750,435
26,993	1,925	5,588
—	—	—
—	—	—
(28,972)	(13,750)	—
10,876,515	2,110,602	13,756,023

1,556,716	285,338	1,008,201
4,611	853	2,116
785	148	358
1,562,112	286,339	1,010,675
$9,314,403	$1,824,263	$12,745,348

(11,216,249)	(3,037,820)	(7,284,287)
(5,948,822)	(380,640)	(2,565,876)
—	—	—
(1,006,157)	(26,310)	(338,491)
(18,171,228)	(3,444,770)	(10,188,654)

(59,602,653)	(7,420,596)	(30,309,495)
—	—	—
(310,266)	(54,679)	(166,388)
(59,912,919)	(7,475,275)	(30,475,883)
(78,084,147)	(10,920,045)	(40,664,537)
$(68,769,744)	$(9,095,782)	$(27,919,189)
$2,466	$(1,442)	$(6,220)
$(38,694)	$(829)	$—

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,371,722	$106,701,437
Net realized gain (loss)	(11,780,259)	(70,326,780)
Net change in unrealized appreciation/depreciation	(130,681,567)	150,107,819
Net increase (decrease) in net assets resulting from operations	(83,090,104)	186,482,476
Distributions to shareholders	(46,478,922)	(64,472,196)
Return of capital	—	(34,621,000)
Total Distributions to shareholders	(46,478,922)	(99,093,196)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	119,630,477	320,399,516
Cost of shares redeemed	(29,991,575)	(602,280,159)
Other capital	226,697	1,843,086
Net increase (decrease) in net assets from beneficial interest transactions	89,865,599	(280,037,557)
Net increase (decrease) in net assets during the period	(39,703,427)	(192,648,277)
Net assets at beginning of period	1,958,836,128	2,151,484,405
NET ASSETS AT END OF PERIOD	$1,919,132,701	$1,958,836,128
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,800,000	15,400,000
Shares redeemed	(1,500,000)	(28,500,000)
Net increase (decrease) from share transactions	4,300,000	(13,100,000)
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF		SPDR Bloomberg Short Term International Treasury Bond ETF
Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23

$2,166,674	$4,382,203	$9,314,403	$19,073,177	$1,824,263	$2,913,675
(2,132,679)	(6,087,566)	(18,171,228)	(24,620,077)	(3,444,770)	(10,973,558)
(6,118,710)	20,494,195	(59,912,919)	75,552,610	(7,475,275)	13,888,160
(6,084,715)	18,788,832	(68,769,744)	70,005,710	(9,095,782)	5,828,277
(1,843,646)	(4,375,760)	(7,195,416)	(17,121,791)	(1,524,127)	—
—	—	—	—	—	(2,886,161)
(1,843,646)	(4,375,760)	(7,195,416)	(17,121,791)	(1,524,127)	(2,886,161)

5,826,418	165,969,923	57,069,041	431,595,476	—	69,937,787
(62,325,385)	(101,190,806)	(167,852,400)	(548,098,418)	(18,076,359)	(40,190,928)
14,624	186,249	93,603	879,542	4,646	39,005
(56,484,343)	64,965,366	(110,689,756)	(115,623,400)	(18,071,713)	29,785,864
(64,412,704)	79,378,438	(186,654,916)	(62,739,481)	(28,691,622)	32,727,980
219,483,790	140,105,352	1,052,626,612	1,115,366,093	177,964,202	145,236,222
$155,071,086	$219,483,790	$865,971,696	$1,052,626,612	$149,272,580	$177,964,202

200,000	5,850,000	2,600,000	19,600,000	—	2,600,000
(2,150,000)	(3,600,000)	(7,500,000)	(24,200,000)	(700,000)	(1,500,000)
(1,950,000)	2,250,000	(4,900,000)	(4,600,000)	(700,000)	1,100,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,745,348	$31,706,677
Net realized gain (loss)	(10,188,654)	(25,809,693)
Net change in unrealized appreciation/depreciation	(30,475,883)	33,431,377
Net increase (decrease) in net assets resulting from operations	(27,919,189)	39,328,361
Distributions to shareholders	(9,969,911)	(18,628,462)
Return of capital	—	(12,655,664)
Total Distributions to shareholders	(9,969,911)	(31,284,126)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Cost of shares redeemed	(31,579,329)	(83,245,671)
Other capital	40,281	90,623
Net increase (decrease) in net assets from beneficial interest transactions	(31,539,048)	(83,155,048)
Net increase (decrease) in net assets during the period	(69,428,148)	(75,110,813)
Net assets at beginning of period	445,663,943	520,774,756
NET ASSETS AT END OF PERIOD	$376,235,795	$445,663,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	(800,000)	(2,000,000)
Net increase (decrease) from share transactions	(800,000)	(2,000,000)
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)
Net asset value, beginning of period	$21.31	$20.49	$24.37	$28.00	$27.83	$27.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.63	1.18	1.13	1.01	1.13	0.65
Net realized and unrealized gain (loss) (c)	(1.50)	0.74	(4.08)	(3.72)	0.05	0.15
Total from investment operations	(0.87)	1.92	(2.95)	(2.71)	1.18	0.80
Contribution from affiliate	—	—	0.01	—	—	—
Other capital (b)	0.00(d)	0.02	0.04	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.49)	(0.73)	(0.04)	(0.81)	(0.22)	(0.07)
Return of Capital	—	(0.39)	(0.94)	(0.13)	(0.81)	(0.67)
Total distributions	(0.49)	(1.12)	(0.98)	(0.94)	(1.03)	(0.74)
Net asset value, end of period	$19.95	$21.31	$20.49	$24.37	$28.00	$27.83
Total return (e)	(4.15)%	9.79%	(11.89)%(f)	(9.74)%	4.59%	2.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,919,133	$1,958,836	$2,151,484	$1,179,569	$1,013,443	$1,015,629
Ratios to average net assets:
Total expenses	0.30%(g)	0.30%	0.31%	0.30%	0.30%	0.30%(g)
Net expenses	0.30%(g)	0.30%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income (loss)	6.16%(g)	5.70%	5.45%	3.86%	4.26%	4.69%(g)
Portfolio turnover rate (h)	14%(i)	52%	39%	22%	50%	18%(i)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)
Net asset value, beginning of period	$29.86	$27.47	$34.46	$37.76	$33.98	$34.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.63	0.23	0.12	0.18	0.14
Net realized and unrealized gain (loss) (c)	(1.19)	2.35	(7.08)	(3.30)	3.74	(0.20)
Total from investment operations	(0.83)	2.98	(6.85)	(3.18)	3.92	(0.06)
Other capital (b)	0.00(d)	0.03	0.01	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.31)	(0.62)	(0.15)	(0.13)	(0.04)	(0.10)
Return of Capital	—	—	—	—	(0.12)	(0.03)
Total distributions	(0.31)	(0.62)	(0.15)	(0.13)	(0.16)	(0.13)
Net asset value, end of period	$28.72	$29.86	$27.47	$34.46	$37.76	$33.98
Total return (e)	(2.80)%	11.13%	(19.86)%	(8.41)%	11.69%	(0.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$155,071	$219,484	$140,105	$151,641	$260,546	$190,273
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.51%	0.50%	0.50%	0.50%(f)
Net investment income (loss)	2.51%(f)	2.25%	0.78%	0.32%	0.54%	0.81%(f)
Portfolio turnover rate (g)	7%(h)	14%	14%	14%	23%	5%(h)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)
Net asset value, beginning of period	$23.24	$22.35	$28.15	$31.22	$28.74	$28.87
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.42	0.34	0.28	0.35	0.19
Net realized and unrealized gain (loss) (c)	(1.86)	0.83	(5.87)	(3.10)	2.42	(0.13)
Total from investment operations	(1.63)	1.25	(5.53)	(2.82)	2.77	0.06
Contribution from Affiliate	—	—	—	—	0.00(d)	—
Other capital (b)	0.00(d)	0.02	0.00(d)	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.18)	(0.38)	(0.27)	(0.26)	(0.30)	(0.19)
Net asset value, end of period	$21.43	$23.24	$22.35	$28.15	$31.22	$28.74
Total return (e)	(7.00)%	5.73%	(19.66)%	(9.01)%	9.73%(f)	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$865,972	$1,052,627	$1,115,366	$951,578	$1,011,547	$1,028,855
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.36%	0.35%	0.35%	0.35%(g)
Net investment income (loss)	2.09%(g)	1.88%	1.43%	0.95%	1.19%	1.31%(g)
Portfolio turnover rate (h)	8%(i)	20%	14%	15%	16%	7%(i)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)
Net asset value, beginning of period	$27.38	$26.90	$30.38	$32.84	$30.88	$31.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.45	0.12	(0.03)	0.05	0.07
Net realized and unrealized gain (loss) (c)	(1.69)	0.47	(3.47)	(2.26)	1.94	(0.17)
Total from investment operations	(1.40)	0.92	(3.35)	(2.29)	1.99	(0.10)
Contribution from affiliate	—	—	0.00(d)	—	0.00(d)	—
Other capital (b)	0.00(d)	0.01	(0.01)	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.24)	—	(0.12)	(0.18)	(0.04)	—
Return of Capital	—	(0.45)	—	—	—	(0.07)
Total distributions	(0.24)	(0.45)	(0.12)	(0.18)	(0.04)	(0.07)
Net asset value, end of period	$25.74	$27.38	$26.90	$30.38	$32.84	$30.88
Total return (e)	(5.09)%	3.49%	(11.07)%(f)	(6.91)%	6.49%(g)	(0.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,273	$177,964	$145,236	$170,134	$213,429	$299,496
Ratios to average net assets:
Total expenses	0.35%(h)	0.36%	0.36%	0.35%	0.35%	0.35%(h)
Net investment income (loss)	2.24%(h)	1.70%	0.45%	(0.09)%	0.16%	0.43%(h)
Portfolio turnover rate (i)	26%(j)	51%	56%	64%	67%	31%(j)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(g)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)
Net asset value, beginning of period	$42.04	$41.33	$53.95	$58.57	$55.28	$55.31
Income (loss) from investment operations:
Net investment income (loss) (b)	1.25	2.77	4.91	2.56	1.02	0.66
Net realized and unrealized gain (loss) (c)	(3.91)	0.67	(12.97)	(4.71)	3.17	0.19
Total from investment operations	(2.66)	3.44	(8.06)	(2.15)	4.19	0.85
Contribution from affiliate	—	—	0.00(d)	—	—	—
Other capital (b)	0.00(d)	0.01	0.03	0.02	0.03	0.01
Distributions to shareholders from:
Net investment income	(0.99)	(1.63)	(3.53)	(2.49)	(0.93)	(0.87)
Return of Capital	—	(1.11)	(1.06)	—	—	(0.02)
Total distributions	(0.99)	(2.74)	(4.59)	(2.49)	(0.93)	(0.89)
Net asset value, end of period	$38.39	$42.04	$41.33	$53.95	$58.57	$55.28
Total return (e)	(6.40)%	8.74%	(15.41)%(f)	(3.68)%	7.76%	1.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$376,236	$445,664	$520,775	$453,227	$380,717	$431,216
Ratios to average net assets:
Total expenses	0.50%(g)	0.50%	0.51%	0.50%	0.50%	0.50%(g)
Net investment income (loss)	6.32%(g)	6.70%	10.68%	4.57%	1.90%	2.39%(g)
Portfolio turnover rate (h)	7%(i)	22%	37%	20%	28%	8%(i)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2024, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$45,009	$—	$—	$—	$45,009
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$53,606	$—	$—	$—	$53,606

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(160,376)	$—	$—	$—	$(160,376)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(580,561)	$—	$—	$—	$(580,561)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2024:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$2,595	$(2,595)	$—	$—
Standard Chartered Bank	2,477	—	—	2,477
UBS AG	11,380	(11,380)	—	—
Westpac Banking Corp.	28,557	(6,083)	—	22,474
	$45,009	$(20,058)	$—	$24,951
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$(34,371)	$2,595	$—	$(31,776)
UBS AG	(13,152)	11,380	—	(1,772)
Westpac Banking Corp.	(6,083)	6,083	—	—
	$(53,606)	$20,058	$—	$(33,548)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2025.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2024, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$348,589,145	$255,116,576
SPDR Bloomberg International Corporate Bond ETF	14,829,956	11,353,090
SPDR Bloomberg International Treasury Bond ETF	68,401,020	88,177,547
SPDR Bloomberg Short Term International Treasury Bond ETF	42,964,521	46,021,018
SPDR FTSE International Government Inflation-Protected Bond ETF	27,181,216	51,165,530
For the period ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$13,948,131	$441,529
SPDR Bloomberg International Corporate Bond ETF	1,330,698	60,494,622	(1,221,546)
SPDR Bloomberg International Treasury Bond ETF	48,320,930	137,256,372	(5,948,822)
SPDR Bloomberg Short Term International Treasury Bond ETF	—	14,922,643	(380,640)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	23,447,098	(2,565,876)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,057,853,263	$21,694,643	$196,414,821	$(174,720,178)
SPDR Bloomberg International Corporate Bond ETF	173,677,404	720,154	13,479,776	(12,759,622)
SPDR Bloomberg International Treasury Bond ETF	1,030,319,855	4,077,289	177,023,605	(172,946,316)
SPDR Bloomberg Short Term International Treasury Bond ETF	152,676,509	829,449	5,718,726	(4,889,277)
SPDR FTSE International Government Inflation-Protected Bond ETF	459,869,527	1,187,932	92,270,744	(91,082,812)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 11,286,155	$ 11,529,039	$ 11,529,039
SPDR Bloomberg International Corporate Bond ETF	8,274,292	8,462,907	8,462,907

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$11,529,039	$—	$—	$—	$11,529,039	$11,529,039
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	8,462,907	—	—	—	8,462,907	8,462,907
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2024.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed-income series of SST (collectively, the “SPDR ETFs”), except for SPDR Portfolio Treasury ETF. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2024